UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) The registrant’s Semi-Annual Reports for the six-month period ended June 30, 2026, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

RJ Eagle Municipal Income ETF
RJMI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RJ Eagle Municipal Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle Municipal Income ETF	$21	0.41%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,957,591
Number of Holdings	114
Net Advisory Fee	$53,982
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top States	(%)
Florida	13.1%
Texas	11.1%
Ohio	7.8%
Alabama	7.2%
New York	6.1%
Illinois	5.5%
Pennsylvania	5.5%
California	4.7%
Washington	4.4%
Kentucky	4.0%

Security Type	(%)
Municipal Bonds	98.6%
Cash & Other	1.4%

Credit Breakdown*	(%)
AAA	4.2%
AA	33.8%
A	43.9%
BBB	16.3%
Below IG	1.8%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
RJ Eagle Municipal Income ETF	PAGE 1	TSR-SAR-14214M286

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle Municipal Income ETF	PAGE 2	TSR-SAR-14214M286

RJ Eagle Vertical Income ETF
RJVI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RJ Eagle Vertical Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle Vertical Income ETF	$26	0.51%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,716,641
Number of Holdings	78
Net Advisory Fee	$30,257
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	78.2%
Common Stocks	16.5%
Convertible Preferred Stocks	2.5%
Money Market Funds	1.6%
Real Estate Investment Trusts - Preferred	1.2%
Cash & Other	0.0%

Bond Credit Breakdown*	(%)
A	39.8%
AA	2.5%
AAA	5.6%
BBB	52.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle Vertical Income ETF	PAGE 1	TSR-SAR-14214M278

RJ Eagle GCM Dividend Select Income ETF
RJDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the RJ Eagle GCM Dividend Select Income ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
RJ Eagle GCM Dividend Select Income ETF	$27	0.51%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$100,395,655
Number of Holdings	35
Net Advisory Fee	$147,076
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Broadcom, Inc.	7.4%
Corning, Inc.	6.4%
Analog Devices, Inc.	4.9%
Johnson Controls International PLC	4.2%
Tapestry, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Walmart, Inc.	4.0%
Welltower, Inc.	3.7%
Apple, Inc.	3.6%
AbbVie, Inc.	3.4%

Top Sectors*	(%)
Information Technology	27.9%
Industrials	12.3%
Health Care	10.4%
Financials	10.4%
Consumer Discretionary	7.8%
Real Estate	6.9%
Consumer Staples	6.9%
Energy	5.6%
Utilities	3.6%
Cash & Other	8.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle GCM Dividend Select Income ETF	PAGE 1	TSR-SAR-14214M260

Carillon Chartwell Mid Cap Value Fund
Class A | BERAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.20%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M393

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M393

Carillon Chartwell Mid Cap Value Fund
Class C | BERBX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M385

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M385

Carillon Chartwell Mid Cap Value Fund
Class I | BERCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-16140T301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-16140T301

Carillon Chartwell Mid Cap Value Fund
Class R-6 | BERDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$42	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$18,997,459
Number of Holdings	51
Net Advisory Fee	$19,023
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Bruker Corp.	3.1%
Brunswick Corp.	3.1%
JBT Marel Corp.	2.7%
First American Government Obligations Fund	2.7%
Regal Rexnord Corp.	2.6%
Crown Holdings, Inc.	2.6%
The Hanover Insurance Group, Inc.	2.5%
The Cooper Cos., Inc.	2.4%
M&T Bank Corp.	2.4%
First Horizon Corp.	2.3%

Top Sectors*	(%)
Industrials	26.0%
Financials	11.1%
Consumer Discretionary	9.9%
Health Care	9.6%
Real Estate	8.3%
Materials	7.1%
Energy	6.7%
Information Technology	6.5%
Utilities	5.8%
Cash & Other	9.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-SAR-14214M377

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-SAR-14214M377

Carillon Chartwell Small Cap Growth Fund
Class A | CWSAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M369

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M369

Carillon Chartwell Small Cap Growth Fund
Class C | CWSBX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M351

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M351

Carillon Chartwell Small Cap Growth Fund
Class I | CWSGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-16140T608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-16140T608

Carillon Chartwell Small Cap Growth Fund
Class R-6 | CWSRX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$50	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$195,962,261
Number of Holdings	94
Net Advisory Fee	$436,126
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.7%
Silicon Motion Technology Corp.	3.6%
Sterling Infrastructure, Inc.	3.0%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Modine Manufacturing Co.	2.0%
Onto Innovation, Inc.	2.0%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.0%
Information Technology	23.5%
Industrials	21.0%
Consumer Discretionary	7.9%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.0%
Utilities	1.8%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-SAR-14214M344

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-SAR-14214M344

Carillon Chartwell Small Cap Value Fund
Class A | CWSCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M336

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M336

Carillon Chartwell Small Cap Value Fund
Class C | CWSHX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$116	2.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M328

Carillon Chartwell Small Cap Value Fund
Class I | CWSIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$58	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-16140T509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-16140T509

Carillon Chartwell Small Cap Value Fund
Class R-6 | CWSWX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$53	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,554,274
Number of Holdings	75
Net Advisory Fee	$127,816
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Helios Technologies, Inc.	2.5%
Bruker Corp.	2.4%
Selective Insurance Group, Inc.	2.0%
Rogers Corp.	1.9%
Werner Enterprises, Inc.	1.8%
Nomad Foods Ltd.	1.8%
Materion Corp.	1.8%
Valvoline, Inc.	1.7%
Cohen & Steers, Inc.	1.7%
Quaker Chemical Corp.	1.7%

Top Sectors*	(%)
Financials	22.8%
Industrials	18.3%
Health Care	10.5%
Real Estate	9.7%
Consumer Discretionary	9.0%
Materials	7.9%
Consumer Staples	5.8%
Energy	5.5%
Information Technology	5.1%
Cash & Other	5.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-SAR-14214M310

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-SAR-14214M310

Carillon ClariVest Capital Appreciation Fund
Class A | HRCPX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L106

shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L106

Carillon ClariVest Capital Appreciation Fund
Class C | HRCCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L205

shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L205

Carillon ClariVest Capital Appreciation Fund
Class I | HRCIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.74%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L304

shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L304

Carillon ClariVest Capital Appreciation Fund
Class R-6 | HRCUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$642,351,147
Number of Holdings	71
Net Advisory Fee	$1,501,222
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.9%
Alphabet, Inc.	8.5%
Apple, Inc.	8.4%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.4%
Lilly Eli & Co.	3.3%
KLA Corp.	2.6%
Meta Platforms, Inc.	2.5%
Sandisk Corp.	2.3%
Tesla, Inc.	2.0%

Top Sectors*	(%)
Information Technology	53.0%
Communication Services	13.4%
Health Care	8.5%
Financials	6.5%
Consumer Discretionary	6.3%
Industrials	6.0%
Consumer Staples	1.7%
Real Estate	1.0%
Materials	0.6%
Cash & Other	3.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
This is a summary of certain changes to the Carillon ClariVest Capital Appreciation Fund (“Fund”) since January 1, 2026. For more complete information, you may review the prospectus of the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”) at https://funddocs.filepoint.com/rjetfs/.
Following the close of business on July 31, 2026, the Fund was reorganized (the “Conversion”) from a mutual fund to an  ETF, the  Capital Appreciation ETF. The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-SAR-14214L601

shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-SAR-14214L601

Carillon ClariVest International Stock Fund
Class A | EISAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$69	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L825

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L825

Carillon ClariVest International Stock Fund
Class C | EISDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$107	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L817

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L817

Carillon ClariVest International Stock Fund
Class I | EISIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L791

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L791

Carillon ClariVest International Stock Fund
Class R-6 | EISVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$47	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,306,878,604
Number of Holdings	148
Net Advisory Fee	$3,623,640
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
SK hynix, Inc.	4.8%
Samsung Electronics Co. Ltd.	3.0%
Yageo Corp.	2.1%
ASML Holding N.V.	1.8%
Kioxia Holdings Corp.	1.8%
First American Government Obligations Fund	1.5%
MediaTek, Inc.	1.5%
Repsol S.A.	1.1%
NN Group N.V.	1.1%

Top 10 Countries	(%)
Japan	15.8%
Taiwan	12.3%
United Kingdom	10.5%
South Korea	9.1%
Canada	7.6%
France	5.8%
Germany	5.2%
Netherlands	5.1%
China	4.6%
Spain	3.8%

Top Sectors*	(%)
Information Technology	27.4%
Financials	21.7%
Industrials	12.1%
Health Care	8.5%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Materials	4.5%
Energy	4.1%
Utilities	2.9%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-SAR-14214L767

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-SAR-14214L767

Carillon Eagle Growth & Income Fund
Class A | HRCVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L809

Carillon Eagle Growth & Income Fund
Class C | HIGCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$90	1.73%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L882

Carillon Eagle Growth & Income Fund
Class I | HIGJX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.73%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L874

Carillon Eagle Growth & Income Fund
Class R-6 | HIGUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$500,921,630
Number of Holdings	48
Net Advisory Fee	$1,178,807
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	5.0%
JPMorgan Chase & Co.	4.2%
Broadcom, Inc.	4.1%
The Coca-Cola Co.	3.5%
Eaton Corp. PLC	2.9%
The Williams Cos, Inc.	2.9%
The Procter & Gamble Co.	2.9%
Texas Instruments, Inc.	2.8%
AbbVie, Inc.	2.7%
The TJX Cos., Inc.	2.7%

Top Sectors*	(%)
Information Technology	20.9%
Industrials	14.9%
Health Care	14.2%
Financials	11.9%
Consumer Discretionary	9.6%
Consumer Staples	8.8%
Utilities	5.3%
Energy	5.3%
Materials	2.0%
Cash & Other	7.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-SAR-14214L841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-SAR-14214L841

Carillon Eagle Mid Cap Growth Fund
Class A | HAGAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.07%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L668

Carillon Eagle Mid Cap Growth Fund
Class C | HAGCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.76%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L650

Carillon Eagle Mid Cap Growth Fund
Class I | HAGIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.76%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L643

Carillon Eagle Mid Cap Growth Fund
Class R-6 | HRAUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$35	0.67%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,219,545,310
Number of Holdings	98
Net Advisory Fee	$12,964,554
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
Datadog, Inc.	3.0%
Viking Holdings Ltd.	2.2%
RB Global, Inc.	2.1%
Lumentum Holdings, Inc.	2.0%
Teradyne, Inc.	2.0%
Casey’s General Stores, Inc.	2.0%
Cloudflare, Inc.	1.9%
Axon Enterprise, Inc.	1.8%
Cencora, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%

Top Sectors*	(%)
Information Technology	27.3%
Industrials	26.6%
Consumer Discretionary	13.1%
Health Care	12.0%
Financials	6.4%
Communication Services	3.7%
Energy	3.4%
Real Estate	2.1%
Consumer Staples	2.0%
Cash & Other	3.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-SAR-14214L619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-SAR-14214L619

Carillon Eagle Small Cap Growth Fund
Class A | HRSCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.19%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L510

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L510

Carillon Eagle Small Cap Growth Fund
Class C | HSCCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$105	1.87%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L494

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L494

Carillon Eagle Small Cap Growth Fund
Class I | HSIIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L486

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L486

Carillon Eagle Small Cap Growth Fund
Class R-6 | HSRUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$44	0.79%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$497,691,758
Number of Holdings	109
Net Advisory Fee	$1,317,053
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
BrightSpring Health Services, Inc.	2.6%
First American Government Obligations Fund	2.3%
Dycom Industries, Inc.	2.2%
Archrock, Inc.	2.0%
Solstice Advanced Materials, Inc.	1.8%
RB Global, Inc.	1.7%
PJT Partners, Inc.	1.7%
Mercury Systems, Inc.	1.7%
SiTime Corp.	1.6%
Littelfuse, Inc.	1.6%

Top Sectors*	(%)
Health Care	24.4%
Industrials	23.9%
Information Technology	21.9%
Consumer Discretionary	7.7%
Materials	7.1%
Financials	6.4%
Energy	4.9%
Real Estate	2.2%
Consumer Staples	0.4%
Cash & Other	1.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-SAR-14214L452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-SAR-14214L452

Carillon Scout Mid Cap Fund
Class A | CSMEX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M807

Carillon Scout Mid Cap Fund
Class C | CSMFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$107	1.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M880

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M880

Carillon Scout Mid Cap Fund
Class I | UMBMX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M872

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M872

Carillon Scout Mid Cap Fund
Class R-6 | CSMUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$46	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,271,011,507
Number of Holdings	117
Net Advisory Fee	$12,861,721
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
ATI, Inc.	2.1%
FTAI Aviation Ltd.	1.8%
Cenovus Energy, Inc.	1.7%
Viper Energy, Inc.	1.7%
Quanta Services, Inc.	1.7%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
Ciena Corp.	1.5%

Top Sectors*	(%)
Industrials	18.6%
Information Technology	18.2%
Financials	12.2%
Health Care	9.3%
Consumer Discretionary	8.8%
Energy	6.7%
Real Estate	5.9%
Utilities	5.5%
Consumer Staples	5.1%
Cash & Other	9.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-SAR-14214M849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-SAR-14214M849

Carillon Chartwell Small Cap Fund
Class A | CSSAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.14%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M823

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M823

Carillon Chartwell Small Cap Fund
Class C | CSSJX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$111	1.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M815

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M815

Carillon Chartwell Small Cap Fund
Class I | UMBHX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	0.90%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M799

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M799

Carillon Chartwell Small Cap Fund
Class R-6 | CSSVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$48	0.81%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$252,149,819
Number of Holdings	94
Net Advisory Fee	$624,130
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
MACOM Technology Solutions Holdings, Inc.	3.8%
Silicon Motion Technology Corp.	3.5%
Sterling Infrastructure, Inc.	3.0%
Modine Manufacturing Co.	2.1%
Guardant Health, Inc.	2.1%
Fabrinet	2.1%
Axsome Therapeutics, Inc.	1.9%
FTAI Aviation Ltd.	1.9%
Onto Innovation, Inc.	1.9%
First Horizon Corp.	1.7%

Top Sectors*	(%)
Health Care	26.8%
Information Technology	23.4%
Industrials	21.6%
Consumer Discretionary	8.0%
Financials	6.1%
Energy	3.5%
Communication Services	2.7%
Real Estate	2.1%
Utilities	2.0%
Cash & Other	3.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-SAR-14214M765

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-SAR-14214M765

Carillon Chartwell Real Income Fund
Class A | BERGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M468

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M468

Carillon Chartwell Real Income Fund
Class C | BERHX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$74	1.47%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M450

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M450

Carillon Chartwell Real Income Fund
Class I | BERIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-16140T202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-16140T202

Carillon Chartwell Real Income Fund
Class R-6 | BERSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$259,497,745
Number of Holdings	58
Net Advisory Fee	$354,026
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Common Stocks	9.6%
Commercial Mortgage-Backed Securities	6.0%
Exchange Traded Funds	3.8%
Corporate Bonds	2.7%
Money Market Funds	2.4%
Agency Mortgage-Backed Securities	1.5%
U.S. Government Agency Issues	1.1%
Asset-Backed Securities	1.1%
Cash & Other	-1.1%

Bond Credit Breakdown*	(%)
US GVT/AGENCY	87.5%
AAA	6.9%
BBB	1.7%
BB	0.7%
B	0.7%
UNRATED	1.3%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-SAR-14214M443

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-SAR-14214M443

Carillon Chartwell Short Duration High Yield Fund
Class A | CWFAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M435

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M435

Carillon Chartwell Short Duration High Yield Fund
Class C | CWFCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.54%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M427

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M427

Carillon Chartwell Short Duration High Yield Fund
Class I | CWFIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-16140T400

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-16140T400

Carillon Chartwell Short Duration High Yield Fund
Class R-6 | CWFRX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$327,419,981
Number of Holdings	75
Net Advisory Fee	$357,972
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 Issuers	(%)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves	2.5%
Herc Holdings, Inc.	2.5%
NRG Energy, Inc.	2.5%
Clearway Energy Operating LLC	2.5%
GFL Environmental, Inc.	2.5%
Jazz Securities DAC	2.5%
Hess Midstream Operations LP	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
OneMain Finance Corp.	2.4%
Kinetik Holdings LP	2.4%

Security Type	(%)
Corporate Bonds	96.5%
Cash & Other	3.5%

Credit Breakdown*	(%)
AAA	1.6%
BBB	24.9%
BB	73.3%
B	0.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-SAR-14214M419

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-SAR-14214M419

Carillon Reams Core Bond Fund
Class A | CRCBX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L270

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L270

Carillon Reams Core Bond Fund
Class C | CRCDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$75	1.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L262

Carillon Reams Core Bond Fund
Class I | SCCIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L254

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L254

Carillon Reams Core Bond Fund
Class R-6 | CRCUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$452,855,038
Number of Holdings	265
Net Advisory Fee	$373,964
Portfolio Turnover	175%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	27.2%
Commercial Mortgage-Backed Securities	22.4%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	19.6%
Agency Mortgage-Backed Securities	12.6%
U.S. Treasury Bills	1.2%
Credit Default Swaps	0.1%
Cash & Other	-5.3%

Credit Breakdown*	(%)
US GVT/AGENCY	35.1%
AAA	34.4%
AA	3.2%
A	17.0%
BBB	11.3%
Cash & Cash Equivalents	3.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 1	TSR-SAR-14214L221

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-SAR-14214L221

Carillon Reams Core Plus Bond Fund
Class A | SCPDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M666

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M666

Carillon Reams Core Plus Bond Fund
Class C | SCPEX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M658

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M658

Carillon Reams Core Plus Bond Fund
Class I | SCPZX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M641

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M641

Carillon Reams Core Plus Bond Fund
Class R-6 | SCPWX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,129,476,964
Number of Holdings	298
Net Advisory Fee	$2,600,947
Portfolio Turnover	151%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	30.1%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.9%
Asset-Backed Securities	17.2%
Agency Mortgage-Backed Securities	9.8%
U.S. Treasury Bills	2.9%
Foreign Government Debt Obligations	2.6%
Medium-Term Notes	0.9%
Credit Default Swaps	0.3%
Cash & Other	-3.5%

Credit Breakdown*	(%)
US GVT/AGENCY	40.3%
AAA	28.5%
AA	2.4%
A	15.6%
BBB	9.2%
Below IG	4.6%
Cash & Cash Equivalents	6.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-SAR-14214M617

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-SAR-14214M617

Carillon Reams Unconstrained Bond Fund
Class A | SUBDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M740

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M740

Carillon Reams Unconstrained Bond Fund
Class C | SUBEX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	1.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M732

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M732

Carillon Reams Unconstrained Bond Fund
Class I | SUBFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M724

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M724

Carillon Reams Unconstrained Bond Fund
Class R-6 | SUBTX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R-6	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,328,266,260
Number of Holdings	305
Net Advisory Fee	$3,849,750
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Commercial Mortgage-Backed Securities	29.9%
U.S. Treasury Securities	15.6%
Agency Mortgage-Backed Securities	15.6%
Asset-Backed Securities	12.1%
Corporate Bonds	11.8%
Foreign Government Debt Obligations	5.0%
U.S. Treasury Bills	3.4%
Medium-Term Notes	2.0%
Credit Default Swaps	0.4%
Cash & Other	4.2%

Credit Breakdown*	(%)
US GVT/AGENCY	31.8%
AAA	41.4%
AA	2.3%
A	8.3%
BBB	8.2%
Below IG	9.3%
Cash & Cash Equivalents	7.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-SAR-14214M682

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-SAR-14214M682

Item 1. Reports to Shareholders (Continued)

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6. Schedule of Investments

(a)    The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)-(b). The registrant’s Financial Statements and Financial Highlights for the six-month period ended June 30, 2026, are as follows:

RJ Eagle Municipal Income ETF
RJ Eagle Vertical Income ETF
RJ Eagle GCM Dividend Select Income ETF
Core Financial Statements
June 30, 2026

RJ Eagle Municipal Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS — 98.6%
Alabama — 7.2%
Albertville Board of Education, 4.40%, 02/01/2045	$130,000	$132,254
Black Belt Energy Gas District
5.00%, 03/01/2055(a)	450,000	479,696
5.00%, 10/01/2055(a)	800,000	840,863
Mobile County Industrial Development Authority, 5.00%, 06/01/2054(b)	500,000	502,448
Southeast Energy Authority A Cooperative District, 5.25%, 11/01/2055(a)	590,000	638,385
		2,593,646
Arizona — 2.3%
City of Phoenix Civic Improvement Corp., 4.00%, 07/01/2038(b)	395,000	393,927
Industrial Development Authority of the County of Pima, 5.00%, 07/01/2037 (Obligor: Ctr For Academic Success)	430,000	436,151
		830,078
Arkansas — 0.2%
Arkansas Development Finance Authority, 5.00%, 09/01/2037 (Obligor: Baptist Mem Hlth Oblg Grp)	75,000	78,266
California — 4.7%
California Community Choice Financing Authority, 5.00%, 03/01/2036	340,000	354,529
California Municipal Finance Authority, 5.00%, 01/01/2036 (Obligor: Northern Calif Ret Ofcrs)	270,000	277,852
California Statewide Communities Development Authority, 5.00%, 09/02/2038	515,000	560,291
El Dorado Irrigation District, 4.00%, 03/01/2046	145,000	144,716
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2037(b)	325,000	338,033
		1,675,421
Colorado — 1.2%
City of Fort Collins CO Electric Utility Enterprise Revenue, 5.00%, 12/01/2039	95,000	98,140
Colorado Health Facilities Authority
4.00%, 08/01/2038 (Obligor: Commonspirit Hlth Oblig)	240,000	240,011
5.00%, 12/01/2043 (Obligor: Craig Hospital Oblig Grp)	95,000	101,457
		439,608

	Par	Value
Florida — 13.1%
City of Jacksonville FL, 5.00%, 08/15/2033 (Obligor: Baptist Hlth Sys Oblg Grp)	$105,000	$106,873
City of Pensacola FL Airport Revenue, 5.25%, 10/01/2041(b)	275,000	303,104
City of Sunrise FL, 3.00%, 10/01/2050	495,000	366,466
County of Broward FL Port Facilities Revenue, 4.00%, 09/01/2044(b)	500,000	485,192
County of Lee FL Airport Revenue
5.00%, 10/01/2032(b)	70,000	75,993
5.25%, 10/01/2037(b)	300,000	341,175
5.25%, 10/01/2044(b)	260,000	284,163
County of Miami-Dade Seaport Department, 5.00%, 10/01/2034(b)	135,000	146,264
Florida Development Finance Corp.
5.00%, 02/01/2037 (Obligor: Shands Jacksonville Oblig)	475,000	495,516
5.00%, 02/15/2048 (Obligor: Learning Gate Cmnty Sch)	500,000	467,399
Florida Higher Educational Facilities Financing Authority, 5.00%, 10/01/2036 (Obligor: Florida Institute Of Tech)	110,000	112,730
Greater Orlando Aviation Authority
5.25%, 11/01/2034 (Obligor: United Airlines Inc)(b)	500,000	535,670
5.25%, 10/01/2045(b)	180,000	193,749
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	300,000	333,584
State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 07/01/2044	475,000	477,489
		4,725,367
Georgia — 2.6%
Atlanta Urban Residential Finance Authority, 4.95%, 06/01/2046 (Obligor: Ccp Residential I Llc)	100,000	104,034
City of Atlanta GA Airport Passenger Facility Charge, 5.25%, 07/01/2043(b)	315,000	340,693
Main Street Natural Gas, Inc., 5.00%, 12/01/2054(a)	455,000	481,631
		926,358
Illinois — 5.5%
Chicago Board of Education, 5.00%, 12/01/2034	100,000	101,686
City of Chicago IL, 5.00%, 01/01/2033	135,000	141,205
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2037	435,000	438,337

The accompanying notes are an integral part of these financial statements.

1

RJ Eagle Municipal Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
County of Cook IL Sales Tax Revenue, 5.00%, 11/15/2034	$100,000	$102,443
Illinois Finance Authority, 5.00%, 07/01/2043	90,000	99,621
Illinois State Toll Highway Authority
5.00%, 01/01/2042	455,000	464,547
5.00%, 01/01/2044	175,000	188,864
Will County Township High School District No 204 Joliet, 5.00%, 01/01/2036	435,000	439,149
		1,975,852
Indiana — 1.4%
Greater Clark Building Corp., 5.00%, 07/15/2040	340,000	370,246
Wayne Township School Building Corp./Marion County IN, 5.00%, 07/15/2041	140,000	148,391
		518,637
Kansas — 0.3%
City of Lawrence KS, 5.00%, 07/01/2043 (Obligor: Lawrence Memorial Hosp)	100,000	101,257
Kentucky — 4.0%
Kentucky Municipal Energy Agency, 5.00%, 01/01/2037	710,000	786,602
Kentucky Public Energy Authority, 5.25%, 04/01/2054(a)	265,000	283,595
Kentucky Rural Water Finance Corp., 2.00%, 02/01/2034	300,000	259,186
Kentucky State Property & Building Commission, 5.00%, 10/01/2032	110,000	110,652
		1,440,035
Louisiana — 1.7%
Louisiana Public Facilities Authority, 5.00%, 01/01/2038 (Obligor: South Quad L3c)	90,000	100,848
New Orleans Aviation Board
5.25%, 01/01/2041(b)	270,000	291,661
5.00%, 01/01/2044	205,000	216,897
		609,406
Massachusetts — 1.7%
City of Westfield MA, 4.00%, 05/01/2043	510,000	513,359
Massachusetts Development Finance Agency, 5.00%, 10/01/2035 (Obligor: Simmons University)	105,000	100,781
		614,140

	Par	Value
Michigan — 2.5%
Chippewa Valley Schools, 5.00%, 05/01/2039	$125,000	$137,414
Godwin Heights Public Schools, 5.00%, 05/01/2042	680,000	745,922
		883,336
Minnesota — 1.7%
City of Minneapolis MN, 5.00%, 11/15/2034 (Obligor: Fairview Hlth Svcs Oblig)	205,000	211,151
Minnesota Agricultural & Economic Development Board, 4.00%, 01/01/2049 (Obligor: Healthpartners Oblig Grp)	180,000	164,652
Warroad Independent School District No 690, 5.00%, 02/01/2035	235,000	248,055
		623,858
Missouri — 1.8%
City of Smithville MO, 5.00%, 09/01/2036	95,000	106,014
County of Jackson MO, 3.00%, 12/01/2036	575,000	531,226
		637,240
Nebraska — 1.2%
Central Plains Energy Project, 5.00%, 05/01/2053(a)	425,000	445,064
New Hampshire — 0.8%
New Hampshire Housing Finance Authority, 4.00%, 07/01/2039	280,000	280,453
New Jersey — 1.0%
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2028(b)	225,000	235,032
Tobacco Settlement Financing Corp., 5.00%, 06/01/2031	120,000	124,435
		359,467
New York — 6.1%
City of New York NY, 5.00%, 12/01/2039	240,000	248,658
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 05/01/2044	725,000	795,357
New York State Housing Finance Agency, 2.10%, 11/01/2035	285,000	240,883
New York Transportation Development Corp., 4.00%, 10/31/2034 (Obligor: Empire St Thruway Partnrs)(b)	200,000	202,245
Rensselaer County Capital Resource Corp., 5.25%, 04/01/2045	650,000	712,532
		2,199,675

The accompanying notes are an integral part of these financial statements.

2

RJ Eagle Municipal Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Ohio — 7.8%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2036	$605,000	$634,629
County of Cuyahoga OH
5.00%, 01/01/2034 (Obligor: Musical Arts Association)	100,000	105,086
5.00%, 01/01/2041 (Obligor: Musical Arts Association)	600,000	619,088
County of Montgomery OH, 5.00%, 08/01/2039 (Obligor: Kettering Health Network)	530,000	558,647
Ohio Higher Educational Facility Commission
4.00%, 07/01/2039 (Obligor: Otterbein Homes Oblig Grp)	620,000	621,109
5.00%, 02/01/2041 (Obligor: University Of Dayton)	260,000	276,596
		2,815,155
Oklahoma — 2.2%
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041	425,000	440,010
Oklahoma City Airport Trust, 5.00%, 07/01/2034(b)	335,000	345,490
		785,500
Pennsylvania — 5.5%
Bucks County Industrial Development Authority, 3.00%, 08/15/2053 (Obligor: St Luke’s Hosp Obl Grp)	335,000	239,105
City of Philadelphia PA, 5.25%, 08/01/2043	450,000	504,203
Lehigh County General Purpose Authority, 4.00%, 11/01/2041 (Obligor: Good Shepherd Oblg Grp)	370,000	339,749
Pennsylvania Housing Finance Agency
4.95%, 10/01/2038	435,000	461,410
5.00%, 10/01/2043	270,000	285,745
Philadelphia Authority for Industrial Development, 5.00%, 12/01/2034	135,000	137,124
		1,967,336
South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, 5.00%, 12/01/2039 (Obligor: Lowcountry Leadership Chr)(c)	290,000	283,841
Tennessee — 2.1%
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2034 (Obligor: Ballad Health Oblig Group)	120,000	131,794

	Par	Value
Knox County Health Educational & Housing Facility Board, 5.00%, 01/01/2036 (Obligor: Covenant Hlth Oblig Grp)	$100,000	$100,748
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.00%, 10/01/2034 (Obligor: Trevecca Nazerene Univ)	395,000	402,120
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2037(b)	105,000	110,052
		744,714
Texas — 11.1%
City of Bryan TX Electric System Revenue, 3.00%, 07/01/2038	280,000	254,129
City of Celina TX, 4.00%, 09/01/2043	230,000	227,899
City of Houston TX Airport System Revenue, 5.00%, 07/01/2030(b)	585,000	606,756
City of Laredo TX, 5.00%, 02/15/2043	200,000	218,895
County of Midland TX, 5.00%, 02/15/2044	215,000	229,418
El Paso County Hospital District, 5.00%, 08/15/2037	150,000	151,345
Galveston Independent School District, 4.00%, 02/01/2048	165,000	157,137
Harris County Municipal Utility District No 171, 4.13%, 12/01/2040	100,000	100,527
Lamar Consolidated Independent School District, 5.00%, 02/15/2041	200,000	214,905
Palestine Independent School District, 5.00%, 02/15/2047	300,000	323,423
Riceland Management District, 4.50%, 09/01/2047	80,000	77,793
Sunfield Municipal Utility District No 1, 4.00%, 09/01/2033	100,000	101,360
Town of Pantego TX, 4.00%, 08/15/2042	130,000	129,597
Trinity River Authority, 5.00%, 08/01/2042	465,000	505,593
Washington County Junior College District, 2.25%, 10/01/2038	355,000	271,576
Webster Economic Development Corp., 4.00%, 09/15/2043	435,000	427,686
		3,998,039
Utah — 2.6%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2031(b)	305,000	310,684
5.00%, 07/01/2031(b)	605,000	626,973
		937,657

The accompanying notes are an integral part of these financial statements.

3

RJ Eagle Municipal Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Virginia — 0.5%
Virginia Housing Development Authority, 3.00%, 03/01/2042	$190,000	$167,093
Washington — 4.4%
City of Poulsbo WA, 5.00%, 12/01/2044	500,000	546,777
City of Sumner WA Water & Sewer Revenue, 5.00%, 12/01/2045	405,000	437,287
Clark County Public Utility District No 1 Electric Revenue, 5.00%, 01/01/2042	145,000	153,864
King County Public Hospital District No 1, 5.00%, 12/01/2035	275,000	285,351
Port of Seattle WA, 5.00%, 07/01/2037(b)	130,000	142,695
		1,565,974
Wisconsin — 0.6%
Public Finance Authority, 5.00%, 06/15/2039 (Obligor: Piedmont Cmnty Chtr Sch)	225,000	228,352
TOTAL MUNICIPAL BONDS (Cost $35,240,134)		35,450,825
TOTAL INVESTMENTS — 98.6% (Cost $35,240,134)		$35,450,825
Other Assets in Excess of Liabilities — 1.4%		506,766
TOTAL NET ASSETS — 100.0%		$35,957,591

Percentages are stated as a percent of net assets.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $6,811,999 or 18.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

The accompanying notes are an integral part of these financial statements.

4

RJ Eagle Vertical Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 78.2%
Aerospace & Defense — 4.4%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$198,000	$201,168
Lockheed Martin Corp., 5.25%, 01/15/2033	193,000	199,421
Northrop Grumman Corp., 5.20%, 06/01/2054	216,000	201,559
		602,148
Automobile Components — 1.5%
BorgWarner, Inc., 5.40%, 08/15/2034(a)	197,000	200,667
Banks — 6.9%
Bank of America Corp., 6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	135,000	136,200
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	133,000	136,208
Huntington Bancshares, Inc., 6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual	138,000	139,407
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	197,000	201,730
The PNC Financial Services Group, Inc., 6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	200,000	204,449
Wells Fargo & Co., 7.63% to 09/15/2028 then 5 yr. CMT Rate + 3.61%, Perpetual	128,000	134,671
		952,665
Beverages — 3.5%
Constellation Brands, Inc.
4.75%, 05/09/2032	185,000	183,014
4.90%, 05/01/2033	18,000	17,793
Diageo Capital PLC, 3.88%, 04/29/2043	340,000	274,204
		475,011
Biotechnology — 1.5%
Amgen, Inc., 5.25%, 03/02/2030	197,000	200,720
Capital Markets — 3.9%
Moody’s Corp., 3.25%, 05/20/2050	300,000	201,456
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	132,000	136,514
The Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	193,000	202,446
		540,416

	Par	Value
Commercial Services & Supplies — 2.9%
Waste Connections, Inc., 5.00%, 03/01/2034	$199,000	$199,098
Waste Management, Inc., 4.88%, 02/15/2034	198,000	198,906
		398,004
Communications Equipment — 1.4%
Motorola Solutions, Inc., 5.20%, 08/15/2032	196,000	197,713
Computers — 1.5%
Dell International LLC/EMC Corp., 4.75%, 10/06/2032	206,000	203,567
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp., 5.00%, 11/01/2032	269,000	267,831
Diversified Telecommunication Services — 1.9%
Comcast Corp., 5.35%, 05/15/2053	299,000	257,814
Electric Utilities — 5.0%
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	209,000	207,853
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	127,000	131,877
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	134,000	136,999
The Southern Co.
3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	75,000	74,744
6.00% to 04/01/2033 then 5 yr. CMT Rate + 1.99%, 04/01/2058	134,000	134,321
		685,794
Electrical Equipment — 1.4%
Emerson Electric Co., 5.00%, 03/15/2035	198,000	198,860
Electronic Equipment, Instruments & Components — 1.5%
Jabil, Inc., 5.45%, 02/01/2029	197,000	200,023
Financial Services — 1.5%
Fiserv, Inc., 5.38%, 08/21/2028	199,000	200,975
Food — 1.5%
Kellanova, 5.25%, 03/01/2033	196,000	199,665

The accompanying notes are an integral part of these financial statements.

5

RJ Eagle Vertical Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Food Products — 1.5%
The J M Smucker Co., 6.20%, 11/15/2033	$189,000	$201,547
Ground Transportation — 1.9%
Union Pacific Corp., 5.60%, 12/01/2054	270,000	267,785
Health Care Providers & Services — 4.4%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	193,000	200,373
Quest Diagnostics, Inc., 5.00%, 12/15/2034	202,000	200,634
UnitedHealth Group, Inc., 5.35%, 02/15/2033	195,000	200,111
		601,118
Health Care-Services — 1.5%
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	207,000	201,691
Industrial Conglomerates — 1.9%
Honeywell International, Inc., 4.50%, 01/15/2034	273,000	266,713
Insurance — 2.9%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	196,000	200,138
Brown & Brown, Inc., 5.25%, 06/23/2032	201,000	201,202
		401,340
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	195,000	198,640
Machinery — 2.9%
Ingersoll Rand, Inc., 5.45%, 06/15/2034	198,000	201,644
Otis Worldwide Corp., 5.13%, 11/19/2031	198,000	200,661
		402,305
Multi-Utilities — 2.5%
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	210,000	205,778
Dominion Energy, Inc., 6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056	135,000	135,410
		341,188
Professional Services — 1.5%
Equifax, Inc., 5.10%, 12/15/2027	202,000	203,344

	Par	Value
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., 5.15%, 11/15/2031	$198,000	$201,471
Software — 4.3%
Microsoft Corp., 2.68%, 06/01/2060	360,000	198,506
Oracle Corp., 6.25%, 11/09/2032	195,000	200,413
Roper Technologies, Inc., 5.10%, 09/15/2035	201,000	195,273
		594,192
Specialty Retail — 4.4%
AutoNation, Inc., 5.89%, 03/15/2035	196,000	199,925
AutoZone, Inc., 4.00%, 04/15/2030	208,000	202,770
Lowe’s Cos., Inc., 5.15%, 07/01/2033	196,000	197,974
		600,669
Technology Hardware Storage & Peripherals — 1.9%
Apple, Inc., 3.75%, 09/12/2047	345,000	264,600
Transportation — 1.5%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/2041	207,000	200,309
TOTAL CORPORATE BONDS (Cost $10,871,581)		10,728,785

	Shares
COMMON STOCKS — 16.5%
Air Freight & Logistics — 0.7%
United Parcel Service, Inc. - Class B	850	91,375
Banks — 1.2%
KeyCorp	7,334	169,049
Beverages — 1.2%
The Coca-Cola Co.	2,052	166,766
Biotechnology — 1.1%
AbbVie, Inc.	595	149,726
Capital Markets — 1.0%
CME Group, Inc.	591	130,511
Communications Equipment — 1.0%
Cisco Systems, Inc.	1,118	131,320

The accompanying notes are an integral part of these financial statements.

6

RJ Eagle Vertical Income ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	5,391	$111,594
Verizon Communications, Inc.	2,220	93,995
		205,589
Electric Utilities — 1.2%
Evergy, Inc.	1,936	167,328
Health Care Equipment & Supplies — 0.8%
Medtronic PLC	1,474	115,311
IT Services — 0.8%
International Business Machines Corp.	407	114,452
Machinery — 1.0%
PACCAR, Inc.	1,147	137,778
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	483	80,062
The Williams Cos, Inc.	2,413	179,382
		259,444
Pharmaceuticals — 0.8%
Pfizer, Inc.	4,622	111,298
Retail REITs — 1.1%
Realty Income Corp.	2,433	150,749
Tobacco — 1.2%
Philip Morris International, Inc.	897	162,276
TOTAL COMMON STOCKS (Cost $2,160,396)		2,262,972
CONVERTIBLE PREFERRED STOCKS — 2.5%
Electric Utilities — 1.0%
NextEra Energy, Inc., 7.30%, 06/01/2027	2,700	143,478
Interactive Media & Services — 1.5%
Alphabet, Inc., Series B, 6.25%, 05/15/2029	4,000	201,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $345,971)		344,678
REAL ESTATE INVESTMENT TRUSTS - PREFERRED — 1.2%
Specialized REITs — 1.2%
Public Storage
Series P, 4.00%, Perpetual(a)	975	14,966
Series R, 4.00%, Perpetual	9,550	146,497
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $173,691)		161,463

	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds
First American Government Obligations Fund - Class X, 3.57%(b)	218,299	$218,299
TOTAL SHORT-TERM INVESTMENTS (Cost $218,299)		218,299
TOTAL INVESTMENTS — 100.0% (Cost $13,769,938)		$13,716,197
Other Assets in Excess of Liabilities — 0.0%(c)		444
TOTAL NET ASSETS — 100.0%		$13,716,641

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $212,959, which represented 1.6% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

RJ Eagle GCM Dividend Select Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.7%
Banks — 6.7%
JPMorgan Chase & Co.	12,330	$4,035,979
The PNC Financial Services Group, Inc.	11,097	2,732,303
		6,768,282
Biotechnology — 3.4%
AbbVie, Inc.	13,426	3,378,519
Building Products — 4.2%
Johnson Controls International PLC	28,907	4,223,602
Capital Markets — 1.4%
CME Group, Inc.	6,439	1,421,924
Chemicals — 1.9%
Air Products and Chemicals, Inc.	6,439	1,887,786
Communications Equipment — 3.0%
Motorola Solutions, Inc.	7,284	3,024,972
Consumer Staples Distribution & Retail — 4.0%
Walmart, Inc.	35,620	4,034,321
Diversified Telecommunication Services — 3.2%
Comcast Corp. — Class A	34,302	842,114
Verizon Communications, Inc.	54,937	2,326,033
		3,168,147
Electric Utilities — 3.6%
Entergy Corp.	16,230	1,864,178
NextEra Energy, Inc.	19,467	1,708,618
		3,572,796
Electrical Equipment — 3.3%
Eaton Corp. PLC	7,809	3,327,571
Electronic Equipment, Instruments & Components — 6.3%
Corning, Inc.	24,969	6,377,832
Financial Services — 0.7%
Fidelity National Information Services, Inc.	16,988	660,493
Ground Transportation — 2.1%
Union Pacific Corp.	7,672	2,086,784
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	4,109	1,707,824
Health Care REITs — 3.7%
Welltower, Inc.	16,166	3,669,197
Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants, Inc.	11,371	2,342,540

	Shares	Value
Insurance — 1.5%
Chubb Ltd.	4,521	$1,540,485
Machinery — 2.7%
Cummins, Inc.	3,836	2,735,874
Oil, Gas & Consumable Fuels — 5.6%
Energy Transfer LP	123,163	2,354,877
Enterprise Products Partners LP	51,786	1,903,653
Marathon Petroleum Corp.	5,206	1,331,018
		5,589,548
Pharmaceuticals — 5.4%
Johnson & Johnson	10,960	2,783,511
Merck & Co., Inc.	20,348	2,614,718
		5,398,229
Retail REITs — 1.8%
Realty Income Corp.	29,729	1,842,009
Semiconductors & Semiconductor Equipment — 12.4%
Analog Devices, Inc.	12,467	4,951,518
Broadcom, Inc.	19,738	7,456,030
		12,407,548
Software — 2.6%
Microsoft Corp.	6,990	2,607,410
Specialized REITs — 1.4%
Equinix, Inc.	1,321	1,376,997
Specialty Retail — 1.4%
The Home Depot, Inc.	4,062	1,432,586
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	12,330	3,567,809
Textiles, Apparel & Luxury Goods — 4.0%
Tapestry, Inc.	27,719	4,057,507
Tobacco — 2.8%
Philip Morris International, Inc.	15,755	2,850,237
TOTAL COMMON STOCKS (Cost $90,135,530)		97,058,829
TOTAL INVESTMENTS — 96.7% (Cost $90,135,530)		$97,058,829
Other Assets in Excess of Liabilities — 3.3%		3,336,826
TOTAL NET ASSETS — 100.0%		$100,395,655

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
ASSETS:
Investments, at value	$ 35,450,825	$ 13,716,197	$97,058,829
Cash - interest bearing deposit account	107,771	145,501	3,541,232
Dividends receivable	—	3,862	66,775
Interest receivable	512,849	127,682	9,777
Dividend tax reclaims receivable	—	265	4,319
Total assets	36,071,445	13,993,507	100,680,932
LIABILITIES:
Distributions payable	103,473	53,376	249,963
Payable to Adviser	10,161	5,106	34,756
Payable upon return of securities loaned	—	218,299	—
Payable for expenses and other liabilities	220	85	558
Total liabilities	113,854	276,866	285,277
NET ASSETS	$ 35,957,591	$ 13,716,641	$ 100,395,655
Net Assets Consist of:
Paid-in capital	$ 35,756,715	$13,786,115	$92,444,365
Total distributable earnings/(accumulated losses)	200,876	(69,474)	7,951,290
Total net assets	$ 35,957,591	$ 13,716,641	$ 100,395,655
Net assets	$ 35,957,591	$ 13,716,641	$ 100,395,655
Shares issued and outstanding (unlimited shares authorized without par value)	1,400,000	550,000	3,425,000
Net asset value per share	$25.68	$24.94	$29.31
Cost:
Investments, at cost	$ 35,240,134	$ 13,769,938	$90,135,530
Loaned Securities:
at value (included in investments)	$—	$212,959	$—

The accompanying notes are an integral part of these financial statements.

9

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
INVESTMENT INCOME:
Dividend income	$—	$51,057	$566,176
Interest income	542,334	247,812	26,053
Securities lending income	—	—	5,343
Total investment income	542,334	298,869	597,572
EXPENSES:
Investment advisory fee	55,184	30,810	149,335
Legal fees	2,415	1,051	4,847
Other expenses and fees	252	212	844
Total expenses	57,851	32,073	155,026
Fee waiver from Adviser	(1,202)	(553)	(2,259)
Net expenses	56,649	31,520	152,767
NET INVESTMENT INCOME	485,685	267,349	444,805
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,448)	(17,397)	1,032,574
Net realized gain (loss)	(14,448)	(17,397)	1,032,574
Net change in unrealized appreciation (depreciation) on:
Investments	118,988	(29,841)	6,792,272
Net change in unrealized appreciation (depreciation)	118,988	(29,841)	6,792,272
Net realized and unrealized gain (loss)	104,540	(47,238)	7,824,846
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 590,225	$220,111	$ 8,269,651

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS

	RJ Eagle Municipal Income ETF		RJ Eagle Vertical Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$485,685	$81,723	$267,349	$56,538
Net realized gain (loss)	(14,448)	—	(17,397)	(450)
Net change in unrealized appreciation (depreciation)	118,988	91,703	(29,841)	(23,900)
Net increase (decrease) in net assets from operations	590,225	173,426	220,111	32,188
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(478,634)	(84,141)	(264,025)	(57,748)
Total distributions to shareholders	(478,634)	(84,141)	(264,025)	(57,748)
CAPITAL TRANSACTIONS:
Shares sold	15,398,185	20,321,500	3,794,620	9,989,620
Shares redeemed	—	—	—	—
ETF transaction fees	15,398	21,632	—	1,875
Net increase (decrease) in net assets from capital transactions	15,413,583	20,343,132	3,794,620	9,991,495
NET INCREASE (DECREASE) IN NET ASSETS	15,525,174	20,432,417	3,750,706	9,965,935
NET ASSETS:
Beginning of the period	20,432,417	—	9,965,935	—
End of the period	$ 35,957,591	$ 20,432,417	$ 13,716,641	$ 9,965,935
SHARES TRANSACTIONS
Shares sold	600,000	800,000	150,000	400,000
Shares redeemed	—	—	—	—
Total increase (decrease) in shares outstanding	600,000	800,000	150,000	400,000

(a)	Inception date of the Fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

11

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	RJ Eagle GCM Dividend Select Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$444,805	$75,207
Net realized gain (loss)	1,032,574	(7,962)
Net change in unrealized appreciation (depreciation)	6,792,272	131,027
Net increase (decrease) in net assets from operations	8,269,651	198,272
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(439,097)	(77,536)
Total distributions to shareholders	(439,097)	(77,536)
CAPITAL TRANSACTIONS:
Shares sold	70,014,615	33,364,840
Shares redeemed	(10,935,090)	—
ETF transaction fees	—	—
Net increase (decrease) in net assets from capital transactions	59,079,525	33,364,840
NET INCREASE (DECREASE) IN NET ASSETS	66,910,079	33,485,576
NET ASSETS:
Beginning of the period	33,485,576	—
End of the period	$ 100,395,655	$ 33,485,576
SHARES TRANSACTIONS
Shares sold	2,500,000	1,325,000
Shares redeemed	(400,000)	—
Total increase (decrease) in shares outstanding	2,100,000	1,325,000

(a)	Inception date of the Fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

12

RJ Eagle Municipal Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.54	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.22
Net realized and unrealized gain (loss) on investments(c)	0.10	0.42
Total from investment operations	0.55	0.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.16)
Total distributions	(0.42)	(0.16)
ETF transaction fees per share	0.01	0.06
Net asset value, end of period	$25.68	$25.54
TOTAL RETURN(d)	2.22%	2.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,958	$20,432
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.42%	0.41%
After expense waiver/recoupment(e)	0.41%	0.41%
Ratio of net investment income (loss) to average net assets(e)	3.52%	3.50%
Portfolio turnover rate(d)(f)	17%	—%

(a)	Inception date of the Fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

RJ Eagle Vertical Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.91	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.27
Net realized and unrealized gain (loss) on investments(c)	0.01	(0.14)
Total from investment operations	0.55	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.23)
Total distributions	(0.52)	(0.23)
ETF transaction fees per share	—	0.01
Net asset value, end of period	$24.94	$24.91
TOTAL RETURN(d)	2.19%	0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,717	$9,966
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.52%	0.51%
After expense waiver/recoupment(e)	0.51%	0.51%
Ratio of net investment income (loss) to average net assets(e)	4.34%	4.33%
Portfolio turnover rate(d)(f)	15%	2%

(a)	Inception date of the Fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

RJ Eagle GCM Dividend Select Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.27	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.12
Net realized and unrealized gain (loss) on investments(c)	4.00	0.21
Total from investment operations	4.21	0.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.06)
Total distributions	(0.17)	(0.06)
Net asset value, end of period	$29.31	$25.27
TOTAL RETURN(d)	16.69%	1.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,396	$33,486
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.52%	0.51%
After expense waiver/recoupment(e)	0.51%	0.51%
Ratio of net investment income (loss) to average net assets(e)	1.49%	1.92%
Portfolio turnover rate(d)(f)	6%	1%

(a)	Inception date of the Fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series each of which is advised by Carillon Tower Advisers, Inc. (“Manager” or “Adviser” or “Carillon”). On September 30, 2022, Carillon began also doing business as Raymond James Investment Management. This did not involve any change in Carillon’s structure, ownership, or control. The Trust offers shares in both open-end mutual funds and exchange-traded funds (“ETF”). This report covers the following ETF series (each a “fund” and collectively the “funds”):
•	RJ Eagle Municipal Income ETF (“Municipal Income ETF”) seeks current income that is exempt from federal income taxes, with capital appreciation as a secondary investment objective.
•	RJ Eagle Vertical Income ETF (“Vertical Income ETF”) seeks current income, with long-term capital appreciation as a secondary investment objective.
•	RJ Eagle GCM Dividend Select Income ETF (“Dividend Select Income ETF”) seeks current income and capital appreciation.
For financial information related to the Trust’s open-end mutual funds, please refer to their separate annual report.
Each ETF commenced operations on October 1, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. Generally, a fund values portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Examples of issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

16

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the funds’ valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

17

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –	Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

18

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value each fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
RJ Eagle Municipal Income ETF
Municipal Bonds(a)	$—	$35,450,825	$—
Total Investment Portfolio	$—	$35,450,825	$—
RJ Eagle Vertical Income ETF
Corporate Bonds(a)	$—	$10,728,785	$—
Common Stocks(a)	2,262,972	—	—
Convertible Preferred Stocks(a)	344,678	—	—
Real Estate Investment Trusts - Preferred	161,463	—	—
Short-Term Investments	218,299	—	—
Total Investment Portfolio	$2,987,412	$10,728,785	$—
RJ Eagle GCM Dividend Select Income ETF
Common Stocks(a)	$97,058,829	$—	$—
Total Investment Portfolio	$97,058,829	$—	$—

(a)	Please see the investment portfolio for details.
At June 30, 2026, the funds did not hold any Level 3 investments.
Foreign Currency Transactions. The books and records of each fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the funds’ fiscal year-end and may differ from the estimated amounts.
Repurchase Agreements. Each fund may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended June 30, 2026, none of the funds held any repurchase agreements.

19

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Revenue Recognition. Investment security transactions are accounted for on a trade date basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each fund pays the investment adviser an all-inclusive fee (“unitary advisory fee”) as discussed in Note 4. This investment advisory fee is calculated and accrued daily, and it includes investment management services and ordinary, recurring operating expenses of the funds, except for certain expenses as set forth in the investment advisory agreement and the funds’ prospectus.
Distributions. Each fund, except the Dividend Select Income ETF, distributes net investment income monthly. Distributions of net investment income are made quarterly from the Dividend Select Income ETF. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.
Distributions made to shareholders from earnings were as follows:

Distributions from earnings
RJ Eagle Municipal Income ETF	1/1/26 to 6/30/26	$478,634
	10/1/25 to 12/31/25(a)	84,141
RJ Eagle Vertical Income ETF	1/1/26 to 6/30/26	264,025
	10/1/25 to 12/31/25(a)	57,748
RJ Eagle GCM Dividend Select Income ETF	1/1/26 to 6/30/26	439,097
	10/1/25 to 12/31/25(a)	77,536

(a)	Commenced operations on October 1, 2025.
Other. In the normal course of business the funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.
NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2026, purchases and sales of investment securities (excluding short-term obligations and in-kind transactions) were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Purchases	$19,951,350	$2,109,946	$3,712,039
Sales	4,552,600	1,810,359	4,864,976

20

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
During the period ended June 30, 2026, aggregate in-kind purchases and sales of investment securities were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Purchases	$—	$3,420,352	$67,624,920
Sales	—	—	10,598,600

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each fund has entered into an Administration Agreement with Carillon under which Carillon provides various administrative services. Carillon is paid for these services out of the unitary advisory fee under each Investment Advisory Agreement. For advisory services provided by the Manager, the investment advisory rate for each fund is as follows:

Unitary Advisory Fee Rate Schedule	Fee Rate
RJ Eagle Municipal Income ETF	0.40%
RJ Eagle Vertical Income ETF	0.50%
RJ Eagle GCM Dividend Select Income ETF	0.50%

Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the funds. Under these agreements, Carillon pays the subadvisers, each an affiliate of Carillon, annualized rates identical to those disclosed in the unitary advisory fee rate schedule. Carillon may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the funds are as follows:
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for each of the funds
•	Tidal Investments LLC (“Tidal”) serves as subadviser for Dividend Select Income ETF.
Expense Limitations. Carillon has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of a fund to the extent that annual operating expenses exceed a percentage of a fund’s average daily net assets through May 1, 2027 as follows:

Contractual Expense Limitations
RJ Eagle Municipal Income ETF	0.41%
RJ Eagle Vertical Income ETF	0.51%
RJ Eagle GCM Dividend Select Income ETF	0.51%

Prior to the Board approved changes effective May 1, 2026, the expense limitation rate was 0.45%, 0.55%, and 0.55% for RJ Eagle Municipal Income ETF, RJ Eagle Vertical Income ETF, and RJ Eagle GCM Dividend Select Income ETF, respectively.
Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed during the period ended June 30, 2026
RJ Eagle Municipal Income ETF	$1,202
RJ Eagle Vertical Income ETF	553
RJ Eagle GCM Dividend Select Income ETF	2,259

A portion or all of a fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon within two years from the fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon within the following two fiscal years when fees

21

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and distribute to shareholders all of its taxable income and gains.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.
For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended June 30, 2026 is estimated):

		RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Ordinary Income	1/1/26 to 6/30/26	$—	$ 264,025	$ 439,097
	10/1/25 to 12/31/25(a)	1,334	57,748	77,536
Tax Exempt	1/1/26 to 6/30/26	478,634	—	—
	10/1/25 to 12/31/25(a)	82,807	—	—

(a)	Commenced operations on October 1, 2025.
At December 31, 2025, the components of distributable earnings (losses) on a tax basis were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Cost of investments	$20,013,445	$9,866,379	$33,319,668
Gross unrealized appreciation	105,526	41,653	707,808
Gross unrealized depreciation	(13,823)	(65,553)	(583,371)
Net unrealized appreciation/(depreciation)	91,703	(23,900)	124,437
Undistributed ordinary income	49,364	32,449	75,207
Undistributed long-term gain	—	—	—
Total undistributed earnings	49,364	32,449	75,207
Other accumulated gains (losses)	(51,782)	(34,109)	(78,908)
Total distributable earnings (loss)	$89,285	$(25,560)	$120,736

NOTE 6 – PURCHASE AND SALE OF FUND SHARES
The funds issue and redeem shares at NAV only with institutions or large investors (“Authorized Participants”) and only in blocks, or multiples thereof, of 25,000 shares (each, a “Creation Unit”) for RJ Eagle GCM Dividend Select Income ETF and 50,000 shares for RJ Eagle Municipal Income ETF and RJ Eagle Vertical Income ETF. Each Authorized Participant must have an executed Authorized Participant Agreement with Quasar Distributors, LLC (the “Distributor”). A standard creation or redemption transaction fee (“ETF transaction fees”) may be imposed to offset transfer and other costs associated with the issuance or redemption of Creation Units. Each fund has capped the total fees that may be charged in connection with the redemption of Creation Units at 2% of the value of the Creation Units redeemed and capped the total fees that may be charged in connection with the creation of Creation Units at 3% of the

22

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
value of the Creation Units created. To the extent transaction and other costs associated with a transaction exceed that cap, those transaction costs will be borne by a fund’s remaining shareholders.
Individual fund shares may not be purchased or redeemed directly with a fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (“Exchange”) and because the shares will trade at market prices rather than at NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
NOTE 7 – SECURITIES LENDING
To earn additional income, each fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the funds would be subject to on the dividend. Securities loans involve some risk.
There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
When applicable, each security on loan as of the date of this report is footnoted on each fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending income.” Due to the absence of a master netting agreement related to the funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities.

23

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 8 – LINE OF CREDIT
As of June 30, 2026, the Trust has a secured line of credit of up to $350,000,000 with
U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each fund may borrow up to 20.0% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of June 30, 2026 was 5.75% (prime rate of 6.75% minus 1.00%). The funds did not utilize the line of credit during the period ended June 30, 2026.
NOTE 9 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The funds’ president and principal executive officer, and the funds’ treasurer and principal financial and accounting officer, together serve as the CODM. Each fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the funds on the whole.
Each fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares each fund’s performance to their benchmark index and evaluates the positioning of each fund in relation to its investment objectives. The measure of segment assets is net assets of the funds which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 10 – SUBSEQUENT EVENTS
The funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. The Manager has evaluated the funds’ related events and transactions that occurred through the date of issuance of the funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the funds’ financial statements.

24

ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
The Board of Trustees of the Trust called a special joint meeting of shareholders of each of the Exchange-Traded Funds (each a “fund” and collectively the “funds”) of the Trust, which was held on April 24, 2026 (the “Meeting”). The Meeting was called for the purpose of approving a proposal to elect seven (7) trustees (“Trustees”) to the Board of Trustees of the Trust (the “Proposal”).
The Proposal required a vote of the plurality of the shares voted at the Meeting. Shareholders of the Trust, which includes shareholders of the funds and the mutual fund series of the Trust which are not included in this report, approved the Proposal. The number of shares voted in favor of each Trustee, and the number of shares withheld with respect to each Trustee, are set forth below. There were no abstentions or broker non-votes with respect to the Proposal:

Trustee	Elected at Meeting	Number of Shares in Favor	Number of Shares Withheld
Camille Alexander	X	389,837,396	11,139,440
John Carter	X	389,424,500	11,552,336
Liana Marante	X	389,405,005	11,571,831
Arvind Rajan	X	389,700,651	11,276,185
Christopher Staples	X	389,613,107	11,363,730
Deborah L. Talbot	X	389,479,928	11,496,909
Scott Weiner	X	389,681,862	11,294,974

In addition to the Trustees set forth above, Jerry A. Webman, PhD, served as Trustee until his retirement immediately following the Trustees’ meetings on May 20-21, 2026.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory Agreement with Carillon Tower Advisers, Inc. and
Subadvisory Agreement with ClariVest Asset Management LLC
Overview. At a meeting held on February 12-13, 2026 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved (1) an investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust, on behalf of the RJ ClariVest Capital Appreciation ETF (the “Capital Appreciation ETF”) (“Advisory Agreement”); (2) an investment subadvisory agreement between Carillon and ClariVest Asset Management LLC (“ClariVest”) pursuant to which ClariVest will serve as a subadviser to the Capital Appreciation ETF (“ClariVest Subadvisory Agreement”); and (3) a trading services subadvisory agreement between Carillon and Tidal Investments, LLC (“Tidal”) pursuant to which Tidal will serve as a subadviser to the Capital Appreciation ETF (“Tidal Subadvisory Agreement”). The Advisory Agreement, ClariVest Subadvisory Agreement and Tidal Subadvisory Agreement are collectively referred to herein as the “Agreements.” ClariVest and Tidal are collectively referred to herein as the “Subadvisers.”
Prior to the Meeting, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon, ClariVest and Tidal, to assist the Board in determining whether to approve

25

ADDITIONAL INFORMATION(Continued)
the Agreements. The Board also considered information that had been provided to the Board in connection with the Board’s considerations of the renewal of the investment advisory agreement between Carillon and the Trust, with respect to mutual fund series of the Trust (collectively, the “Mutual Funds”) and the subadvisory agreement between Carillon and ClariVest with respect to certain of the Mutual Funds. Additionally, the Board took into consideration the information that had been provided in connection with its consideration and approval of the investment advisory agreement between Carillon and the Trust with respect to the exchange-traded fund series of the Trust (“ETFs”) and the subadvisory agreement between Carillon and Tidal with respect to certain of the ETFs. At the Meeting, the Board met with representatives of Carillon and ClariVest and posed questions regarding certain key aspects of the materials submitted in support of the approvals and engaged in discussions regarding the proposed reorganization of the Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) into the Capital Appreciation ETF (the “Conversion”).
Legal counsel to the Independent Trustees provided the Board with a memorandum regarding the Board’s responsibilities pertaining to the approval of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
With respect to the approval of the Agreements, the Board took into consideration various factors, including, as applicable: (1) the nature, extent and quality of services to be provided to the Capital Appreciation ETF; (2) the investment performance of comparable investment accounts managed by ClariVest in the same strategy as the Capital Appreciation ETF or a composite of such accounts (“Comparable Accounts”); (3) the estimated costs to be incurred by Carillon, ClariVest and Tidal and their affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Carillon, ClariVest and Tidal, as applicable, with respect to the Capital Appreciation Fund, the Mutual Funds and the ETFs, as applicable, and other clients; and (6) any benefits derived by Carillon, ClariVest or Tidal from their relationships with the Capital Appreciation ETF.
Provided below is a discussion of the factors the Board considered at its Meeting to form the basis of its approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of the Agreements, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered information regarding the services to be provided by Carillon and the background and experience of the Carillon personnel who would be responsible for overseeing the Capital Appreciation ETF. The Board considered that Carillon would monitor the subadvisory services provided by ClariVest and Tidal, as applicable, and services provided by the Capital Appreciation ETF’s other service providers, and considered the similarities and differences between the services that Carillon would provide to the Capital Appreciation ETF as compared to the Mutual Funds and ETFs, as applicable. The Board also took into consideration that Carillon would be responsible for oversight of compliance with the Capital Appreciation ETF’s investment objectives and policies, review of brokerage matters, oversight of the Capital Appreciation ETF’s compliance with applicable law and implementation of Board directives as they relate to the Capital Appreciation ETF. Additionally, the Board considered that Carillon would provide certain administration services to the Capital Appreciation ETF.
The Board considered information regarding each Subadviser’s principal business activities, financial condition and overall capabilities to perform the services under the applicable Agreement. The Board considered that ClariVest would be responsible for making investment decisions on behalf of the Capital Appreciation ETF. The Board considered that Tidal would be responsible for placing all orders for the purchase and sale of securities and other investments for the Capital Appreciation ETF. The Board also considered that Tidal would provide additional capital markets services to the Capital Appreciation ETF pursuant to a separate agreement. In addition, the Board considered, as applicable: (1) information regarding the Subadviser personnel who will be responsible for providing services to the Capital Appreciation ETF; (2) certifications as to the adequacy of the compliance programs of Carillon and each Subadviser; (3) other related information provided by Carillon and the Subadvisers; and (4) Carillon’s

26

ADDITIONAL INFORMATION(Continued)
recommendation of the Subadvisers. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Carillon and the Subadvisers were appropriate for the Capital Appreciation ETF, as applicable, and, thus, supported a decision to approve the Agreements.
Investment Performance. The Board considered that the Capital Appreciation ETF is new and, therefore, does not yet have historical performance for the Board to review. The Board also considered the historical performance record of the Class I shares of the Capital Appreciation Fund and the Comparable Accounts relative to the performance of a benchmark index and the Capital Appreciation Fund’s Morningstar, Inc. category (“Morningstar Category”) as well as a refined group of peer funds within the Morningstar Category (“Morningstar Peer Group”) for one-year, three-year, five-year and ten-year periods. Additionally, the Board considered Carillon’s explanations regarding the underperformance of the Class I shares of the Capital Appreciation Fund relative to the ClariVest Large Growth Institutional Composite for the one-, three-, five- and ten-year periods and the outperformance of the Capital Appreciation Fund relative to the benchmark index for the one-, three- and five-year periods and the Morningstar Category and Morningstar Peer Group for all relevant periods. Based on this information, the Board concluded that the historical investment performance record of the Capital Appreciation Fund and the Comparable Accounts supported approval of the applicable Agreement.
Fees and Expenses. The Board considered the proposed unitary advisory fee rate payable by the Capital Appreciation ETF to Carillon under the Advisory Agreement, the proposed subadvisory fee rates payable by Carillon to each Subadviser and the Capital Appreciation ETF’s projected total and net expense ratios. The Board also considered the advisory and subadvisory fee rate paid to Carillon and ClariVest by the Capital Appreciation Fund, the advisory fee rate paid to ClariVest for the Comparable Accounts and representations regarding the differences in services to be provided to the Capital Appreciation ETF and those provided to the Comparable Accounts. The Board also considered the fee rates charged by Tidal to other accounts to which Tidal provides similar services, and representations regarding the reasons for such different fees.
In addition, the Board took into consideration comparisons of the Capital Appreciation ETF’s net expense ratio and total management fee to the average net expense ratio and total management fees of the Capital Appreciation ETF’s Morningstar Peer Group based on data for the period ended December 31, 2025. The Board also considered that Carillon has undertaken contractual expense limitations with respect to the Capital Appreciation ETF. The Board considered that the Capital Appreciation ETF’s net expense ratio and total management fee were generally in line with the average of its Morningstar Peer Group. After evaluating this information, the Board concluded that the proposed advisory and subadvisory fee rates under the Agreements were reasonable in light of the services to be provided to the Capital Appreciation ETF.
Costs, Profitability and Economies of Scale. In analyzing the cost of services and profitability of Carillon, ClariVest and Tidal, the Board considered the estimated revenues to be earned and the expenses to be incurred by Carillon, ClariVest and Tidal. The Board also took into consideration the subadvisory fee rate that Carillon will pay to each Subadviser and that Carillon will retain a portion of the unitary management fee as compensation for serving as administrator. The Board considered Carillon’s representation that it expected to earn a profit on the Capital Appreciation ETF based on the expenses of the Capital Appreciation ETF for the 12-month period following the Conversion. In addition, the Board considered that ClariVest is a wholly-owned subsidiary of Carillon, and Tidal is not.
The Board considered that Carillon’s advisory fee rate for the Capital Appreciation ETF includes a breakpoint, which is a reduction of the applicable fee rate as assets increase. The Board also considered that the Capital Appreciation ETF may benefit from economies of scale in the future as the Capital Appreciation ETF grows. The Board further considered the arm’s-length nature of the relationship between Carillon and Tidal with respect to the negotiation of the fee rate. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, ClariVest and Tidal and the resulting profits or losses, as well as the potential for the Capital Appreciation ETF to benefit from economies of scale, supported the approval of the Agreements.

27

ADDITIONAL INFORMATION(Continued)
Benefits. The Board considered other benefits that may be realized by Carillon, ClariVest and Tidal from their relationships with the Capital Appreciation ETF. The Board considered that Carillon’s and the Subadvisers’ relationships with the Capital Appreciation ETF may provide each with increased market exposure and the opportunity to expand their product lines and attract additional assets. Based on the foregoing information, the Board concluded that the potential benefits accruing to Carillon, ClariVest and Tidal by virtue of their relationships with the Capital Appreciation ETF appear to be fair and reasonable.
Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Capital Appreciation ETF that: (1) the fees proposed to be paid to Carillon, ClariVest and Tidal under the Agreements are fair and reasonable; and (2) the Capital Appreciation ETF and its shareholders would benefit from Carillon, ClariVest’s and Tidal’s services to the Capital Appreciation ETF, and approved the Agreements.

28

Carillon Chartwell Mid Cap Value Fund
Carillon Chartwell Small Cap Growth Fund
Carillon Chartwell Small Cap Value Fund
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout Mid Cap Fund
Carillon CHARTWELL Small Cap Fund
Carillon Chartwell Real Income Fund
Carillon Chartwell Short Duration High Yield Fund
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
Core Financial Statements
June 30, 2026

Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace & Defense — 1.9%
CAE, Inc.(a)	14,482	$362,919
Banks — 4.7%
First Horizon Corp.	17,091	438,213
M&T Bank Corp.	1,877	446,745
		884,958
Beverages — 2.0%
Primo Brands Corp.	15,588	380,971
Building Products — 4.3%
Advanced Drainage Systems, Inc.	2,503	392,871
Allegion PLC	3,008	422,594
		815,465
Capital Markets — 1.8%
Hamilton Lane, Inc. - Class A	4,444	350,321
Chemicals — 2.3%
International Flavors & Fragrances, Inc.	5,420	429,372
Consumer Finance — 2.1%
Synchrony Financial	5,286	402,000
Containers & Packaging — 4.8%
Crown Holdings, Inc.	4,355	486,976
International Paper Co.	11,404	434,493
		921,469
Electrical Equipment — 4.9%
nVent Electric PLC	2,551	432,675
Regal Rexnord Corp.	2,099	499,961
		932,636
Electronic Equipment, Instruments & Components — 4.3%
IPG Photonics Corp.(a)	2,262	265,378
Keysight Technologies, Inc.(a)	774	270,954
Littelfuse, Inc.	620	282,305
		818,637
Energy Equipment & Services — 3.9%
Baker Hughes Co.	7,733	429,182
Weatherford International PLC	3,717	302,935
		732,117
Food Products — 1.6%
Tyson Foods, Inc. - Class A	5,225	299,131
Ground Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc.	4,737	368,870
Health Care Equipment & Supplies — 6.5%
Align Technology, Inc.(a)	2,447	412,711
Globus Medical, Inc. - Class A(a)	4,474	353,491
The Cooper Cos., Inc.(a)	6,427	460,880
		1,227,082

	Shares	Value
Hotels, Restaurants & Leisure — 6.0%
Flutter Entertainment PLC(a)	3,829	$391,209
Restaurant Brands International, Inc.	5,004	362,840
Wyndham Hotels & Resorts, Inc.	4,508	379,619
		1,133,668
Household Durables — 0.9%
Lennar Corp. - Class A	1,862	168,492
Household Products — 2.2%
The Clorox Co.	4,384	418,409
Insurance — 2.5%
The Hanover Insurance Group, Inc.	2,214	474,062
IT Services — 1.1%
Cognizant Technology Solutions Corp. - Class A	5,491	212,666
Leisure Products — 3.1%
Brunswick Corp.	6,960	586,310
Life Sciences Tools & Services — 3.1%
Bruker Corp.	9,821	591,028
Machinery — 10.8%
CNH Industrial NV	34,762	390,377
Flowserve Corp.	4,916	364,571
Gates Industrial Corp. PLC(a)	12,523	350,268
JBT Marel Corp.(b)	3,600	522,000
Stanley Black & Decker, Inc.	4,447	418,552
		2,045,768
Marine Transportation — 2.2%
Kirby Corp.(a)	3,085	419,467
Multi-Utilities — 5.8%
Ameren Corp.	3,452	390,214
CMS Energy Corp.	4,645	355,342
Public Service Enterprise Group, Inc.	4,479	363,516
		1,109,072
Office REITs — 1.6%
Cousins Properties, Inc.	9,887	296,412
Oil, Gas & Consumable Fuels — 2.9%
Diamondback Energy, Inc.	1,409	247,674
Expand Energy Corp.	3,307	301,565
		549,239
Real Estate Management & Development — 1.9%
Jones Lang LaSalle, Inc.(a)	1,161	359,852
Residential REITs — 1.4%
Mid-America Apartment Communities, Inc.	1,933	268,571
Retail REITs — 1.2%
Brixmor Property Group, Inc.	7,390	233,007

The accompanying notes are an integral part of these financial statements.

1

Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 1.0%
ON Semiconductor Corp.(a)	2,064	$195,131
Specialized REITs — 2.2%
CubeSmart	6,000	238,620
SBA Communications Corp.	1,003	176,989
		415,609
TOTAL COMMON STOCKS (Cost $13,938,561)		18,402,711
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7% First American Government Obligations Fund - Class X, 3.57%(c)	514,107	514,107
TOTAL SHORT-TERM INVESTMENTS (Cost $514,107)		514,107
TOTAL INVESTMENTS — 99.6% (Cost $14,452,668)		$18,916,818
Other Assets in Excess of Liabilities — 0.4%		80,641
TOTAL NET ASSETS — 100.0%		$18,997,459

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $516,780, which represented 2.7% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

2

Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Aerospace & Defense — 5.6%
AAR Corp.(a)	20,497	$2,929,636
Astronics Corp.(a)	11,754	955,130
Astronics Corp. - Class B(a)	2,351	178,661
ATI, Inc.(a)	9,304	1,833,818
FTAI Aviation Ltd.	13,991	3,784,985
Moog, Inc. - Class A	2,921	1,238,037
		10,920,267
Automobile Components — 0.6%
BorgWarner, Inc.	17,395	1,155,028
Banks — 5.3%
Axos Financial, Inc.(a)	22,079	2,150,274
Columbia Banking System, Inc.	59,691	1,913,096
First Horizon Corp.	128,767	3,301,586
Wintrust Financial Corp.	19,285	3,099,485
		10,464,441
Biotechnology — 8.5%
Alkermes PLC(a)	24,235	1,269,793
Arrowhead Pharmaceuticals, Inc.(a)	25,193	2,053,481
Bridgebio Pharma, Inc.(a)	26,693	1,988,095
Cogent Biosciences, Inc.(a)	35,609	1,378,068
Cytokinetics, Inc.(a)	16,717	1,424,121
Palvella Therapeutics, Inc.(a)	7,147	1,092,205
Rhythm Pharmaceuticals, Inc.(a)	10,906	1,210,893
Scholar Rock Holding Corp.(a)	34,686	1,907,730
Spyre Therapeutics, Inc.(a)	17,334	1,538,913
Tango Therapeutics, Inc.(a)	45,417	1,419,735
Xenon Pharmaceuticals, Inc.(a)	23,620	1,425,703
		16,708,737
Broadline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,557	888,502
Building Products — 3.0%
Modine Manufacturing Co.(a)	14,529	3,879,534
Trex Co., Inc.(a)	38,502	1,926,640
		5,806,174
Capital Markets — 0.8%
Piper Sandler Cos.	21,172	1,531,582
Chemicals — 0.6%
Avient Corp.	29,507	1,090,579
Communications Equipment — 0.9%
Viavi Solutions, Inc.(a)	37,923	1,810,823
Construction & Engineering — 6.1%
Dycom Industries, Inc.(a)	6,128	3,098,256
Solv Energy, Inc. - Class A(a)	89,641	3,052,276
Sterling Infrastructure, Inc.(a)	7,003	5,878,038
		12,028,570

	Shares	Value
Diversified Telecommunication Services — 1.0%
Bandwidth, Inc. - Class A(a)	31,651	$2,003,508
Electric Utilities - 0.8%
IDACORP, Inc.	10,336	1,563,837
Electrical Equipment — 2.1%
Powell Industries, Inc.	10,285	2,945,213
Vicor Corp.(a)	2,891	1,097,944
		4,043,157
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.	7,895	2,943,808
Fabrinet(a)	7,177	4,034,048
TTM Technologies, Inc.(a)	11,234	2,100,983
		9,078,839
Energy Equipment & Services — 1.1%
ProPetro Holding Corp.(a)	51,572	739,543
Solaris Energy Infrastructure, Inc.	17,261	1,388,820
		2,128,363
Entertainment — 1.0%
Sphere Entertainment Co.(a)	11,319	1,958,527
Health Care Equipment & Supplies — 2.7%
ICU Medical, Inc.(a)	16,997	2,491,760
iRhythm Holdings, Inc.(a)	7,132	848,352
Merit Medical Systems, Inc.(a)	27,160	1,883,274
		5,223,386
Health Care Providers & Services — 4.6%
BrightSpring Health Services, Inc.(a)	38,560	2,689,175
GeneDx Holdings Corp.(a)	21,929	1,505,426
Guardant Health, Inc.(a)	26,943	4,042,258
RadNet, Inc.(a)	13,630	840,562
		9,077,421
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	18,046	2,319,813
Hotels, Restaurants & Leisure — 1.0%
Boyd Gaming Corp.	23,384	2,065,509
Household Durables — 0.9%
Installed Building Products, Inc.	7,548	1,734,832
Independent Power and Renewable Electricity Producers — 1.0%
Talen Energy Corp.(a)	5,242	2,014,291
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.(a)	82,546	1,770,612

The accompanying notes are an integral part of these financial statements.

3

Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 2.8%
Crane Co.	7,781	$1,735,708
Federal Signal Corp.	12,852	1,651,353
Terex Corp.	28,344	2,051,822
		5,438,883
Media — 0.7%
Magnite, Inc.(a)	68,926	1,308,215
Metals & Mining — 1.0%
Constellium SE(a)	58,964	1,879,183
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)	44,722	1,571,531
Chord Energy Corp.	13,211	1,510,017
Gulfport Energy Corp.(a)	9,307	1,579,398
		4,660,946
Pharmaceuticals — 9.3%
Amneal Pharmaceuticals, Inc.(a)	133,744	2,315,109
ANI Pharmaceuticals, Inc.(a)	18,205	1,507,010
Axsome Therapeutics, Inc.(a)	15,539	3,803,481
Elanco Animal Health, Inc.(a)	99,834	2,456,915
Indivior Pharmaceuticals, Inc.(a)	28,146	1,154,830
Kardigan, Inc.(a)	33,606	801,503
LB Pharmaceuticals, Inc.(a)	30,045	975,111
Liquidia Corp.(a)	25,353	2,021,395
Maze Therapeutics, Inc.(a)	20,432	609,691
Structure Therapeutics, Inc. - ADR(a)	18,241	978,994
Supernus Pharmaceuticals, Inc.(a)	34,430	1,601,339
		18,225,378
Professional Services — 0.5%
Planet Labs PBC(a)	28,785	953,647
Retail REITs — 0.8%
Curbline Properties Corp.	53,468	1,625,427
Semiconductors & Semiconductor Equipment — 14.3%
Credo Technology Group Holding Ltd.(a)	10,117	2,751,318
Enphase Energy, Inc.(a)	23,828	1,173,291
MACOM Technology Solutions Holdings, Inc.(a)	19,280	7,333,533
MKS, Inc.	4,866	2,164,397
Onto Innovation, Inc.(a)	10,133	3,834,834
Rambus, Inc.(a)	13,998	1,858,094
Silicon Motion Technology Corp. - ADR	21,411	7,136,929
Tower Semiconductor Ltd.(a)	6,573	1,713,187
		27,965,583

	Shares	Value
Software — 3.7%
AvePoint, Inc.(a)	88,112	$987,735
Commvault Systems, Inc.(a)	11,572	1,640,100
Tenable Holdings, Inc.(a)	57,856	2,133,729
Unity Software, Inc.(a)	86,058	2,459,538
		7,221,102
Specialty Retail — 3.6%
Boot Barn Holdings, Inc.(a)	12,628	2,074,401
Burlington Stores, Inc.(a)	9,206	2,916,461
Five Below, Inc.(a)	4,839	870,004
Victoria's Secret & Co.(a)	15,404	1,285,926
		7,146,792
Textiles, Apparel & Luxury Goods — 1.3%
Birkenstock Holding PLC(a)(b)	26,218	1,128,160
Kontoor Brands, Inc.	17,485	1,457,200
		2,585,360
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	5,740	1,940,982
TOTAL COMMON STOCKS (Cost $134,094,005)		188,338,296
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5% First American Government Obligations Fund - Class X, 3.57%(c)	958,130	958,130
TOTAL SHORT-TERM INVESTMENTS (Cost $958,130)		958,130
TOTAL INVESTMENTS — 96.6% (Cost $135,052,135)		$189,296,426
Other Assets in Excess of Liabilities — 3.4%		6,665,835
TOTAL NET ASSETS — 100.0%		$195,962,261

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $926,479, which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

4

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace & Defense — 1.1%
AAR Corp.(a)	3,505	$500,970
Air Freight & Logistics — 1.6%
Hub Group, Inc. - Class A	17,068	747,408
Automobile Components — 2.5%
Gentherm, Inc.(a)	17,284	589,557
Visteon Corp.	6,026	597,840
		1,187,397
Banks — 18.2%
Atlantic Union Bankshares Corp.	17,876	756,334
Columbia Banking System, Inc.	21,243	680,838
CVB Financial Corp.	26,673	601,476
First Financial Bancorp	17,734	599,941
FNB Corp.	37,580	717,026
Hancock Whitney Corp.	7,826	584,759
Old National Bancorp	28,956	749,960
Provident Financial Services, Inc.	24,980	590,527
Renasant Corp.	17,707	753,256
Texas Capital Bancshares, Inc.	5,208	537,778
Towne Bank	19,351	701,280
United Bankshares, Inc.	14,226	651,978
United Community Banks, Inc.	16,331	573,055
		8,498,208
Beverages — 1.5%
Primo Brands Corp.	27,722	677,526
Building Products — 1.9%
Quanex Building Products Corp.	18,888	351,695
Trex Co., Inc.(a)	10,534	527,121
		878,816
Capital Markets — 2.6%
Cohen & Steers, Inc.	10,529	801,678
Hamilton Lane, Inc. - Class A	5,240	413,069
		1,214,747
Chemicals — 6.1%
Ashland, Inc.	9,373	617,587
Avient Corp.	17,840	659,367
HB Fuller Co.	9,777	569,901
Methanex Corp.	4,744	218,936
Quaker Chemical Corp.	4,944	785,453
		2,851,244
Commercial Services & Supplies — 1.4%
Millerknoll, Inc.	31,525	645,002
Construction & Engineering — 1.8%
Arcosa, Inc.	3,439	499,652
Centuri Holdings, Inc.(a)	10,835	327,651
		827,303

	Shares	Value
Consumer Staples Distribution & Retail — 1.3%
PriceSmart, Inc.	3,041	$594,029
Electronic Equipment, Instruments & Components — 3.3%
IPG Photonics Corp.(a)	5,727	671,892
Rogers Corp.(a)	5,355	876,774
		1,548,666
Energy Equipment & Services — 2.5%
Cactus, Inc. - Class A	8,604	440,783
Weatherford International PLC	8,643	704,404
		1,145,187
Food Products — 1.8%
Nomad Foods Ltd.	75,951	831,663
Gas Utilities — 1.1%
ONE Gas, Inc.	6,815	525,232
Ground Transportation — 1.8%
Werner Enterprises, Inc.	19,478	849,436
Health Care Equipment & Supplies — 5.1%
CONMED Corp.	11,909	389,781
Envista Holdings Corp.(a)	24,037	633,375
ICU Medical, Inc.(a)	3,992	585,227
Integer Holdings Corp.(a)	8,117	758,534
		2,366,917
Hotel & Resort REITs — 2.5%
Pebblebrook Hotel Trust	30,834	598,488
Ryman Hospitality Properties, Inc.	4,446	571,533
		1,170,021
Hotels, Restaurants & Leisure — 1.2%
Wyndham Hotels & Resorts, Inc.	6,418	540,460
Household Durables — 0.7%
Century Communities, Inc.	4,881	349,772
Industrial REITs — 1.8%
First Industrial Realty Trust, Inc.	5,685	348,547
STAG Industrial, Inc.	12,440	473,467
		822,014
Insurance — 2.0%
Selective Insurance Group, Inc.	9,408	912,670
IT Services — 0.9%
EPAM Systems, Inc.(a)	5,280	418,968
Leisure Products — 1.3%
Malibu Boats, Inc. - Class A(a)	21,585	592,077
Life Sciences Tools & Services — 3.8%
Azenta, Inc.(a)	25,662	654,894
Bruker Corp.	18,390	1,106,710
		1,761,604

The accompanying notes are an integral part of these financial statements.

5

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 7.7%
Esab Corp.	6,362	$627,484
Gates Industrial Corp. PLC(a)	23,727	663,644
Helios Technologies, Inc.	13,216	1,179,528
JBT Marel Corp.(b)	4,035	585,075
Kennametal, Inc.	14,500	508,225
		3,563,956
Metals & Mining — 1.8%
Materion Corp.	2,753	818,715
Multi -Utilities — 1.5%
Northwestern Energy Group, Inc.	9,826	703,738
Office REITs — 1.2%
Highwoods Properties, Inc.	18,338	553,074
Oil, Gas & Consumable Fuels — 3.1%
BKV Corp.(a)	21,997	601,838
CNX Resources Corp.(a)	12,894	437,493
Matador Resources Co.	7,751	385,845
		1,425,176
Personal Care Products — 1.3%
Inter Parfums, Inc.	5,478	612,769
Pharmaceuticals — 1.6%
Elanco Animal Health, Inc.(a)	31,162	766,897
Professional Services — 1.1%
Korn Ferry	7,764	516,927
Real Estate Management & Development — 1.3%
Cushman & Wakefield Ltd.(a)	46,121	617,560
Residential REITs — 1.2%
Independence Realty Trust, Inc.	32,803	547,482
Retail REITs — 0.9%
Kite Realty Group Trust	15,559	441,564
Semiconductors & Semiconductor Equipment — 0.9%
Diodes, Inc.(a)	3,841	420,359
Specialized REITs — 0.7%
Smartstop Self Storage REIT, Inc.	10,601	344,532
Specialty Retail — 1.7%
Valvoline, Inc.(a)	20,576	813,575
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands, Inc.	8,263	688,638
TOTAL COMMON STOCKS (Cost $33,909,576)		45,292,299

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
First American Government Obligations Fund - Class X, 3.57%(c)	576,135	$576,135
TOTAL SHORT-TERM INVESTMENTS (Cost $576,135)		576,135
TOTAL INVESTMENTS — 98.5% (Cost $34,485,711)		$45,868,434
Other Assets in Excess of Liabilities — 1.5%		685,840
TOTAL NET ASSETS — 100.0%		$46,554,274

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $579,130, which represented 1.2% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

6

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	9,097	$6,893,343
General Electric Co.	19,408	7,253,352
		14,146,695
Automobiles — 2.0%
Tesla, Inc.(a)	30,810	12,958,686
Biotechnology — 3.0%
AbbVie, Inc.	27,745	6,981,752
Exelixis, Inc.(a)	58,481	3,181,951
Gilead Sciences, Inc.	46,082	5,822,000
Halozyme Therapeutics, Inc.(a)	38,633	3,023,805
		19,009,508
Broadline Retail — 1.9%
Amazon.com, Inc.(a)	51,252	12,215,402
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	12,290	4,158,936
State Street Corp.	26,940	4,569,024
The Goldman Sachs Group, Inc.	10,108	10,222,928
Virtu Financial, Inc. - Class A	36,938	2,200,397
		21,151,285
Communications Equipment — 2.7%
Arista Networks, Inc.(a)	55,040	9,350,195
Ciena Corp.(a)	6,712	3,292,639
Cisco Systems, Inc.	38,581	4,531,724
		17,174,558
Construction & Engineering — 1.1%
MasTec, Inc.(a)	16,926	7,042,232
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	7,581	7,091,798
Walmart, Inc.	31,949	3,618,544
		10,710,342
Diversified Consumer Services — 0.3%
ADT, Inc.	265,827	1,727,875
Diversified REITs — 0.5%
WP Carey, Inc.	42,549	3,042,253
Electrical Equipment — 1.7%
Bloom Energy Corp. - Class A(a)	11,521	3,487,407
Vertiv Holdings Co. - Class A	10,200	3,415,164
Vicor Corp.(a)	10,176	3,864,641
		10,767,212
Electronic Equipment, Instruments & Components — 1.9%
Coherent Corp.(a)	11,576	4,566,384
Jabil, Inc.	11,885	4,581,430
TTM Technologies, Inc.(a)	15,943	2,981,660
		12,129,474

	Shares	Value
Entertainment — 1.8%
Netflix, Inc.(a)	99,130	$7,077,882
Roku, Inc.(a)	33,794	4,668,303
		11,746,185
Financial Services — 3.2%
Block, Inc.(a)	28,596	2,173,296
MasterCard, Inc. - Class A	14,738	7,569,437
Visa, Inc. - Class A	32,337	11,094,501
		20,837,234
Health Care Equipment & Supplies — 0.4%
Intuitive Surgical, Inc.(a)	6,033	2,399,203
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	10,870	2,582,277
Tenet Healthcare Corp.(a)	27,737	5,189,038
Universal Health Services, Inc. - Class B	30,553	4,542,926
		12,314,241
Health Care REITs — 0.5%
Welltower, Inc.	14,810	3,361,426
Hotels, Restaurants & Leisure — 0.6%
Expedia Group, Inc.	15,957	4,083,077
Interactive Media & Services — 11.0%
Alphabet, Inc. - Class A	85,766	30,650,195
Alphabet, Inc. - Class C	67,332	23,790,416
Meta Platforms, Inc. - Class A	28,610	16,115,727
		70,556,338
IT Services — 0.9%
Okta, Inc.(a)	19,391	2,645,902
Twilio, Inc. - Class A(a)	14,403	2,971,771
		5,617,673
Machinery — 0.6%
Flowserve Corp.	24,563	1,821,592
Westinghouse Air Brake Technologies Corp.	8,188	2,207,485
		4,029,077
Media — 0.5%
Fox Corp. - Class A	67,088	3,499,310
Metals & Mining — 0.6%
Newmont Corp.	39,059	3,648,111
Passenger Airlines — 0.4%
Southwest Airlines Co.	53,990	2,776,166
Pharmaceuticals — 3.3%
Eli Lilly & Co.	17,642	21,160,344
Semiconductors & Semiconductor Equipment — 25.4%
Advanced Micro Devices, Inc.(a)	13,053	7,582,618
Applied Materials, Inc.	15,737	11,377,851

The accompanying notes are an integral part of these financial statements.

7

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.	91,927	$34,725,424
Cirrus Logic, Inc.(a)	19,968	2,965,847
KLA Corp.	56,280	16,980,239
Micron Technology, Inc.	5,404	6,237,783
NVIDIA Corp.	415,709	83,179,214
		163,048,976
Software — 9.8%
AppLovin Corp. - Class A(a)	6,951	3,581,364
Autodesk, Inc.(a)	11,328	2,202,390
Docusign, Inc.(a)	26,585	1,180,905
Intuit, Inc.	4,023	1,050,003
Microsoft Corp.	103,343	38,549,006
Oracle Corp.	26,276	3,850,748
Palantir Technologies, Inc. - Class A(a)	56,185	6,555,104
Pegasystems, Inc.	62,247	1,865,542
Salesforce, Inc.	28,394	84,448,204
		63,283,266
Specialty Retail — 1.1%
Five Below, Inc.(a)	14,637	2,631,586
The TJX Cos., Inc.	27,483	84,163,675
		6,795,261
Technology Hardware, Storage & Peripherals — 12.4%
Apple, Inc.	186,240	53,890,406
Dell Technologies, Inc. - Class C	17,487	7,544,941
Sandisk Corp.(a)	6,531	14,849,731
Western Digital Corp.	5,042	83,220,426
		79,505,504
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc.	19,039	2,786,929
TOTAL COMMON STOCKS (Cost $219,258,037)		623,523,843
TOTAL INVESTMENTS — 97.1% (Cost $219,258,037)		$623,523,843
Other Assets in Excess of Liabilities — 2.9%		18,827,304
TOTAL NET ASSETS — 100.0%		$642,351,147

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.8%
Australia — 2.0%
BHP Group Ltd.	68,506	$2,854,840
Commonwealth Bank of Australia	14,712	1,676,638
Evolution Mining Ltd.	539,343	4,459,681
Northern Star Resources Ltd.	339,621	4,496,460
Qantas Airways Ltd.	904,532	6,645,839
Santos Ltd.	1,274,851	6,324,372
		26,457,830
Belgium — 0.6%
Anheuser-Busch InBev S.A.	99,940	8,257,993
Brazil — 0.8%
Banco Bradesco S.A. - ADR	1,218,676	4,228,806
Vale S.A. - ADR	417,131	6,273,650
		10,502,456
Canada — 7.6%
Agnico Eagle Mines Ltd.	19,700	3,060,879
Bank of Montreal	60,113	10,624,732
Canadian Imperial Bank of Commerce	111,021	12,784,734
Centerra Gold, Inc.	187,000	2,965,366
Fairfax Financial Holdings Ltd.	2,100	3,454,083
Great-West Lifeco, Inc.	159,817	10,183,439
Kinross Gold Corp.	267,659	6,337,380
Loblaw Cos. Ltd.	88,000	3,992,188
Magna International, Inc.	90,699	5,964,103
Metro, Inc.	34,000	2,173,890
Royal Bank of Canada	69,722	14,437,481
Shopify, Inc. - Class A(a)	47,900	5,480,172
The Bank of Nova Scotia	87,614	7,615,144
The Toronto-Dominion Bank	82,251	10,000,608
		99,074,199
China — 3.6%
Agricultural Bank of China Ltd. - Class H	2,812,000	1,918,064
Bank of China Ltd. - Class H	9,383,000	5,983,756
China Construction Bank Corp. - Class H	3,912,000	4,035,041
Industrial & Commercial Bank of China Ltd. - Class H	4,075,000	3,347,555
JD.com, Inc. - Class A	492,600	6,275,920
Jiangxi Copper Co. Ltd. - Class H	814,000	3,249,183
Lenovo Group Ltd.	4,416,000	13,103,613
Tencent Holdings Ltd.	158,800	8,762,990
		46,676,122
Denmark — 1.1%
Danske Bank AS	159,443	8,546,558
Novo Nordisk AS - Class B	121,903	5,854,630
		14,401,188

	Shares	Value
France — 5.8%
BNP Paribas S.A.	48,396	$5,652,302
Capgemini SE	45,128	4,530,500
Eiffage S.A.	31,115	4,589,606
Engie S.A.	292,372	9,202,238
L’Oreal S.A.	5,558	2,436,379
LVMH Moet Hennessy Louis Vuitton SE	5,393	2,982,644
Safran S.A.	10,860	4,279,705
Sanofi S.A.	66,983	5,727,270
Schneider Electric SE	30,718	10,051,686
Societe Generale S.A.	128,555	11,378,385
TotalEnergies SE	139,893	10,817,259
Unibail-Rodamco-Westfield SE REIT	28,659	3,353,868
		75,001,842
Germany — 5.2%
Bayer AG	239,080	13,223,038
Deutsche Bank AG	158,892	5,381,176
Deutsche Telekom AG	192,630	5,251,903
E.ON SE	335,296	6,894,968
Fresenius SE & Co. KGaA	111,192	5,079,951
Heidelberg Materials AG	20,058	3,826,452
Infineon Technologies AG	75,261	7,089,708
SAP SE	37,401	5,765,277
Siemens AG	23,375	7,515,207
Siemens Energy AG	38,652	7,368,650
		67,396,330
Hong Kong — 1.3%
Alibaba Group Holding Ltd.	598,400	7,173,890
CK Hutchison Holdings Ltd.	1,138,500	9,649,513
		16,823,403
India — 0.3%
Axis Bank Ltd.	236,643	3,367,942
Ireland — 0.5%
AerCap Holdings N.V.	46,871	6,832,854
Israel — 1.3%
Bank Leumi Le-Israel B.M.	285,125	6,380,699
Teva Pharmaceutical Industries Ltd. - ADR(a)	316,922	10,737,318
		17,118,017
Italy — 2.6%
Enel SpA	332,199	3,810,438
Eni SpA	262,024	6,147,499
Intesa Sanpaolo SpA	1,206,385	8,291,803
Leonardo SpA	73,250	3,932,806
Prysmian SpA	72,992	12,287,664
		34,470,210
Japan — 15.8%
Astellas Pharma, Inc.	678,200	9,072,054
Central Japan Railway Co.	471,600	10,066,317

The accompanying notes are an integral part of these financial statements.

9

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Daiwa House Industry Co. Ltd.	84,800	$2,297,802
FUJIFILM Holdings Corp.	195,900	4,190,978
Hitachi Ltd.	149,900	4,148,647
ITOCHU Corp.	836,200	9,543,252
Japan Tobacco, Inc.	336,500	12,416,681
KDDI Corp.	690,200	11,593,779
Kioxia Holdings Corp.(a)	39,400	22,900,459
Kirin Holdings Co. Ltd.	240,500	4,147,708
Marubeni Corp.	196,300	5,722,848
Mitsubishi Corp.	163,200	4,365,957
Mitsubishi Estate Co. Ltd.	149,500	3,812,429
Mitsubishi UFJ Financial Group, Inc.	332,800	6,630,353
Mitsui & Co. Ltd.	142,600	3,981,817
Mizuho Financial Group, Inc.	118,700	5,701,020
NTT, Inc.	5,566,100	4,951,207
Otsuka Holdings Co. Ltd.	182,300	12,133,741
Sumitomo Corp.	1,423,600	13,683,184
Sumitomo Electric Industries Ltd.	692,000	12,841,531
Sumitomo Metal Mining Co. Ltd.	118,000	5,472,917
Sumitomo Mitsui Financial Group, Inc.	232,200	9,102,021
Sumitomo Mitsui Trust Group, Inc.	179,400	6,698,792
Takeda Pharmaceutical Co. Ltd.	330,600	10,537,758
TDK Corp.	478,500	10,734,829
		206,748,081
Netherlands — 5.1%
ABN AMRO Bank NV	231,650	9,852,466
ArcelorMittal S.A.	94,605	5,704,004
ASML Holding N.V.	12,104	23,967,965
ING Groep N.V.	176,738	5,576,650
NN Group N.V.	167,455	14,680,543
Prosus N.V.	150,965	6,559,951
		66,341,579
Norway — 0.3%
Norsk Hydro ASA	485,329	4,391,637
Singapore — 1.0%
DBS Group Holdings Ltd.	146,150	7,400,276
Trip.com Group Ltd.(a)	129,350	5,142,984
		12,543,260
South Korea — 9.1%
Hyundai Motor Co.	30,144	9,825,866
Kia Corp.	38,075	3,438,846
LG Uplus Corp.	355,595	3,210,505
Samsung Electronics Co. Ltd.	178,873	39,691,426
SK hynix, Inc.	35,635	62,880,899
		119,047,542

	Shares	Value
Spain — 3.8%
ACS Actividades de Construccion y Servicios S.A.	39,589	$5,821,814
Banco Bilbao Vizcaya Argentaria S.A.	234,747	5,910,160
Banco Santander S.A.	872,945	12,116,309
Iberdrola S.A.	430,777	10,721,820
Repsol S.A.	592,020	14,791,336
		49,361,439
Switzerland — 3.2%
Novartis AG	83,678	13,078,236
Roche Holding AG	24,562	10,097,104
STMicroelectronics N.V.	105,718	7,820,041
UBS Group AG	223,550	11,079,391
		42,074,772
Taiwan — 12.3%
ASE Technology Holding Co. Ltd.	261,000	5,824,621
Asustek Computer, Inc.	290,000	6,435,859
Compal Electronics, Inc.	3,934,000	4,406,243
CTBC Financial Holding Co. Ltd.	2,028,000	4,545,782
Eva Airways Corp.	4,488,354	6,364,971
Hon Hai Precision Industry Co. Ltd.	1,496,000	11,937,619
MediaTek, Inc.	143,000	19,485,855
Quanta Computer, Inc.	319,000	3,719,063
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	138,368	66,080,406
Wistron Corp.	915,000	4,615,634
Yageo Corp.	762,000	27,797,056
		161,213,109
United Kingdom — 10.5%
3i Group PLC	207,730	6,830,991
AstraZeneca PLC	35,696	6,664,615
BAE Systems PLC	216,032	5,294,231
Barclays PLC	2,016,454	13,512,293
BP PLC	1,331,378	8,206,298
British American Tobacco PLC	171,750	10,628,428
Coca-Cola Europacific Partners PLC	26,436	2,645,451
GSK PLC	353,671	9,284,914
HSBC Holdings PLC	702,476	13,283,360
Imperial Brands PLC	154,465	5,708,866
Lloyds Banking Group PLC	5,376,893	7,869,254
Marks & Spencer Group PLC	538,276	2,657,120
National Grid PLC	338,312	5,580,041
RELX PLC	220,130	6,957,188
Rio Tinto PLC	59,809	5,658,234
Rolls-Royce Holdings PLC	478,226	9,167,445
Shell PLC	178,969	6,953,857
SSE PLC	66,047	2,130,849

The accompanying notes are an integral part of these financial statements.

10

Carillon ClariVest International Stock Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Standard Chartered PLC	134,127	$3,627,149
Unilever PLC	68,681	4,125,514
		136,786,098
TOTAL COMMON STOCKS (Cost $734,265,918)		1,224,887,903
EXCHANGE TRADED FUNDS — 1.9%
China — 1.0%
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund(b)	350,104	12,834,813
India – 0.9%
iShares MSCI India Exchange Traded Fund(a)(b)	245,127	12,106,822
TOTAL EXCHANGE TRADED FUNDS (Cost $21,701,068)		24,941,635
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
First American Government Obligations Fund - Class X, 3.57%(c)	19,999,900	19,999,900
TOTAL SHORT-TERM INVESTMENTS (Cost $19,999,900)		19,999,900
TOTAL INVESTMENTS — 97.2% (Cost $775,966,886)		$1,269,829,438
Other Assets in Excess of Liabilities — 2.8%		37,049,166
TOTAL NET ASSETS — 100.0%		$1,306,878,604

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $19,759,248, which represented 1.5% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

11

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Aerospace & Defense — 1.8%
RTX Corp.	48,112	$9,128,290
Banks — 6.8%
JPMorgan Chase & Co.	65,001	21,276,777
The PNC Financial Services Group, Inc.	29,072	7,158,108
Wells Fargo & Co.	67,136	5,548,119
		33,983,004
Beverages — 3.5%
The Coca-Cola Co.	214,760	17,453,545
Biotechnology — 4.1%
AbbVie, Inc.	53,623	13,493,692
Gilead Sciences, Inc.	54,333	6,864,431
		20,358,123
Building Products — 1.1%
Carrier Global Corp.	76,704	5,626,238
Capital Markets — 5.1%
Blackrock, Inc.	10,717	10,305,038
Intercontinental Exchange, Inc.	50,511	6,218,409
The Goldman Sachs Group, Inc.	9,061	9,164,024
		25,687,471
Chemicals — 2.0%
Linde PLC	19,298	10,014,504
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	346,981	7,182,507
Electric Utilities — 3.6%
Duke Energy Corp.	81,018	10,255,259
NextEra Energy, Inc.	87,634	7,691,636
		17,946,895
Electrical Equipment — 6.2%
Eaton Corp. PLC	34,145	14,549,867
Emerson Electric Co.	55,337	7,921,492
Rockwell Automation, Inc.	17,623	8,724,795
		31,196,154
Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	39,153	10,000,851
Ground Transportation — 2.1%
Union Pacific Corp.	38,023	10,342,256
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	100,987	9,163,560
Medtronic PLC	121,821	9,530,057
		18,693,617

	Shares	Value
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	23,377	$9,716,183
Hotels, Restaurants & Leisure — 4.0%
McDonald's Corp.	41,760	11,288,146
Starbucks Corp.	86,943	8,884,705
		20,172,851
Household Products — 2.9%
The Procter & Gamble Co.	97,794	14,340,512
IT Services — 1.7%
Accenture PLC - Class A	21,387	2,661,398
International Business Machines Corp.	21,701	6,102,538
		8,763,936
Machinery — 3.6%
Deere & Co.	16,875	10,704,319
PACCAR, Inc.	62,560	7,514,707
		18,219,026
Multi-Utilities — 1.7%
CMS Energy Corp.	112,782	8,627,823
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	71,953	11,926,929
The Williams Cos, Inc.	193,729	14,401,814
		26,328,743
Pharmaceuticals — 4.5%
AstraZeneca PLC	48,514	9,199,225
Johnson & Johnson	52,206	13,258,758
		22,457,983
Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.	18,650	7,407,220
Broadcom, Inc.	55,018	20,783,049
Lam Research Corp.	16,409	7,110,512
Texas Instruments, Inc.	47,593	14,186,046
		49,486,827
Software — 6.5%
Microsoft Corp.	66,497	24,804,711
Oracle Corp.	51,355	7,526,075
		32,330,786
Specialized REITs — 2.0%
Equinix, Inc.	9,497	9,899,578
Specialty Retail — 5.6%
Dick's Sporting Goods, Inc.	26,384	5,984,155
The Home Depot, Inc.	24,581	8,669,227
The TJX Cos., Inc.	88,694	13,437,141
		28,090,523

The accompanying notes are an integral part of these financial statements.

12

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	86,898	$3,919,969
Tobacco — 2.5%
Philip Morris International, Inc.	69,251	12,528,198
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	14,319	2,401,726
TOTAL COMMON STOCKS (Cost $316,303,612)		484,898,119
TOTAL INVESTMENTS — 96.8% (Cost $316,303,612)		$484,898,119
Other Assets in Excess of Liabilities — 3.2%		16,023,511
TOTAL NET ASSETS — 100.0%		$500,921,630

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

13

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 7.5%
Arxis, Inc. - Class A(a)(b)	931,304	$42,970,366
Axon Enterprise, Inc.(a)	169,467	95,004,895
Carpenter Technology Corp.	121,915	75,202,049
FTAI Aviation Ltd.	131,340	35,531,410
Karman Holdings, Inc.(a)	792,401	39,556,658
Rocket Lab Corp.(a)	295,284	30,015,619
StandardAero, Inc.(a)(b)	1,209,941	36,189,335
Woodward, Inc.	91,313	38,848,203
		393,318,535
Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	424,969	80,038,661
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.(a)	240,980	72,542,209
Insmed, Inc.(a)	374,450	39,923,859
Natera, Inc.(a)	337,461	91,603,789
Neurocrine Biosciences, Inc.(a)	231,944	39,090,682
		243,160,539
Building Products — 0.9%
Modine Manufacturing Co.(a)	184,468	49,256,645
Capital Markets — 5.0%
Ares Management Corp. - Class A(b)	514,788	57,301,052
Houlihan Lokey, Inc.	183,689	24,638,206
LPL Financial Holdings, Inc.	296,609	83,548,823
Robinhood Markets, Inc. - Class A(a)	726,894	72,892,930
Tradeweb Markets, Inc. - Class A	222,590	22,183,320
		260,564,331
Chemicals — 0.8%
Solstice Advanced Materials, Inc.	447,086	39,611,820
Commercial Services & Supplies — 3.0%
RB Global, Inc.	927,309	107,985,133
Waste Connections, Inc.	295,090	49,188,552
		157,173,685
Communications Equipment — 2.0%
Lumentum Holdings, Inc.(a)	124,199	106,570,194
Construction & Engineering — 4.5%
Comfort Systems USA, Inc.	41,477	82,205,340
Dycom Industries, Inc.(a)	148,146	74,901,136
Quanta Services, Inc.	108,963	78,457,719
		235,564,195
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	69,307	39,969,347
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc.	129,421	102,862,517

	Shares	Value
Electrical Equipment — 2.4%
Rockwell Automation, Inc.	90,695	$44,901,280
Vertiv Holdings Co. - Class A	233,834	78,292,300
		123,193,580
Electronic Equipment, Instruments & Components — 1.3%
Advanced Energy Industries, Inc.	104,904	39,115,554
Fabrinet(a)	48,799	27,428,942
		66,544,496
Energy Equipment & Services — 1.1%
Baker Hughes Co.	996,220	55,290,210
Entertainment — 2.7%
ROBLOX Corp. - Class A(a)	585,576	31,843,623
Take-Two Interactive Software, Inc.(a)	220,315	55,074,344
TKO Group Holdings, Inc.	268,450	54,041,669
		140,959,636
Financial Services — 1.4%
Corpay, Inc.(a)	219,091	73,016,458
Ground Transportation — 0.7%
XPO, Inc.(a)	177,562	36,451,703
Health Care Equipment & Supplies — 2.9%
Dexcom, Inc.(a)	659,952	44,447,767
IDEXX Laboratories, Inc.(a)	134,857	70,994,119
Insulet Corp.(a)	137,531	20,939,095
Medline, Inc. - Class A(a)	362,045	14,279,055
		150,660,036
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	236,704	56,231,402
Cencora, Inc.	334,896	94,768,870
Encompass Health Corp.	233,963	23,648,980
		174,649,252
Health Care Technology — 0.3%
Veeva Systems, Inc. - Class A(a)	93,721	16,632,666
Hotels, Restaurants & Leisure — 8.5%
Cava Group, Inc.(a)	397,443	31,191,327
DraftKings, Inc. - Class A(a)	1,624,598	41,037,345
Dutch Bros, Inc. - Class A(a)	554,695	39,832,648
Hilton Worldwide Holdings, Inc.	134,894	44,577,071
Royal Caribbean Cruises Ltd.	262,857	83,464,983
Viking Holdings Ltd.(a)	1,099,510	115,085,712
Wingstop, Inc.	235,919	40,910,714
Wynn Resorts Ltd.	463,671	45,017,817
		441,117,617

The accompanying notes are an integral part of these financial statements.

14

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	180,331	$28,605,906
Industrial REITs — 0.8%
EastGroup Properties, Inc.	198,426	40,187,218
Interactive Media & Services — 1.0%
Reddit, Inc. - Class A(a)	294,229	51,072,270
IT Services — 6.3%
Akamai Technologies, Inc.(a)	354,345	41,887,122
Cloudflare, Inc. - Class A(a)	413,248	101,361,469
MongoDB, Inc.(a)	114,134	38,337,611
Okta, Inc.(a)	397,363	54,220,181
Snowflake, Inc. - Class A(a)	215,283	54,789,524
Twilio, Inc. - Class A(a)	194,660	40,164,198
		330,760,105
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc.(a)	124,197	23,997,344
Medpace Holdings, Inc.(a)	30,122	15,952,310
		39,949,654
Machinery — 4.6%
Cummins, Inc.	37,054	26,427,284
ITT, Inc.	345,496	68,325,289
SPX Technologies, Inc.(a)	221,642	54,339,969
Westinghouse Air Brake Technologies Corp.	332,112	89,537,395
		238,629,937
Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(a)	1,190,865	41,846,996
Permian Resources Corp. - Class A	2,946,228	54,240,058
Texas Pacific Land Corp.	60,622	26,530,612
		122,617,666
Professional Services — 0.4%
CACI International, Inc. - Class A(a)	49,412	22,890,603
Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.(a)	151,755	47,036,462
Semiconductors & Semiconductor Equipment — 10.4%
Entegris, Inc.	241,347	43,408,671
MACOM Technology Solutions Holdings, Inc.(a)	244,183	92,879,888
Marvell Technology, Inc.	178,830	53,271,669
Monolithic Power Systems, Inc.	47,918	66,239,927
Qnity Electronics, Inc.	495,674	80,948,521
SiTime Corp.(a)	93,775	69,914,889

	Shares	Value
Teradyne, Inc.	218,337	$105,640,174
Tower Semiconductor Ltd.(a)	113,599	29,608,443
		541,912,182
Software — 6.8%
Datadog, Inc. - Class A(a)	610,133	158,854,228
Dynatrace, Inc.(a)	995,174	43,698,090
PTC, Inc.(a)	307,838	34,973,475
Samsara, Inc. - Class A(a)	1,035,536	33,582,433
Tyler Technologies, Inc.(a)	155,244	45,402,660
Zoom Communications, Inc.(a)	453,186	39,114,484
		355,625,370
Specialized REITs — 0.5%
Iron Mountain, Inc.	192,029	24,255,183
Specialty Retail — 3.9%
Burlington Stores, Inc.(a)	246,185	77,991,408
Carvana Co.(a)	401,290	26,412,908
Chewy, Inc. - Class A(a)	1,253,555	24,632,356
Floor & Decor Holdings, Inc. - Class A(a)	604,700	35,894,992
Ross Stores, Inc.	189,810	40,401,058
		205,332,722
Technology Hardware, Storage & Peripherals — 0.4%
Everpure, Inc. - Class A(a)	280,929	22,134,396
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	87,511	35,127,790
Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	217,154	51,537,159
TOTAL COMMON STOCKS (Cost $3,545,069,560)		5,144,280,746
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 3.57%(c)	38,095,049	38,095,049
TOTAL SHORT-TERM INVESTMENTS (Cost $38,095,049)		38,095,049
TOTAL INVESTMENTS — 99.3% (Cost $3,583,164,609)		$5,182,375,795
Other Assets in Excess of Liabilities — 0.7%		37,169,515
TOTAL NET ASSETS — 100.0%		$5,219,545,310

The accompanying notes are an integral part of these financial statements.

15

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $38,861,564 which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

16

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
Aerospace & Defense — 6.5%
Arxis, Inc. - Class A(a)	57,190	$2,638,747
Astronics Corp.(a)(b)	80,577	6,547,687
Astronics Corp. - Class B(a)	16,180	1,229,680
Karman Holdings, Inc.(a)	76,973	3,842,492
Loar Holdings, Inc.(a)	49,952	4,026,631
Mercury Systems, Inc.(a)	67,397	8,244,675
Woodward, Inc.	14,169	6,028,059
		32,557,971
Biotechnology — 12.0%
Alkermes PLC(a)	72,602	3,803,982
Celcuity, Inc.(a)	43,436	4,544,274
Cogent Biosciences, Inc.(a)	86,008	3,328,510
Disc Medicine, Inc.(a)	20,407	1,492,568
Insmed, Inc.(a)	14,950	1,593,969
Krystal Biotech, Inc.(a)	17,490	6,500,508
Kymera Therapeutics, Inc.(a)	33,876	3,884,561
Nurix Therapeutics, Inc.(a)	166,757	4,045,525
Praxis Precision Medicines, Inc.(a)	15,601	5,223,059
Protagonist Therapeutics, Inc.(a)	41,332	5,066,477
Relay Therapeutics, Inc.(a)	136,814	2,559,790
TG Therapeutics, Inc.(a)	65,074	3,575,166
Travere Therapeutics, Inc.(a)	73,534	4,177,466
Vaxcyte, Inc.(a)	66,700	3,877,271
Veracyte, Inc.(a)	100,524	5,903,774
		59,576,900
Building Products — 2.6%
Modine Manufacturing Co.(a)	28,334	7,565,745
Zurn Elkay Water Solutions Corp.	105,578	5,334,856
		12,900,601
Capital Markets — 4.4%
LPL Financial Holdings, Inc.	7,451	2,098,798
Marex Group PLC	38,014	2,316,953
Perella Weinberg Partners	347,777	5,550,521
PJT Partners, Inc. - Class A	55,754	8,415,509
StepStone Group, Inc. - Class A	85,167	3,522,507
		21,904,288
Chemicals — 5.6%
Element Solutions, Inc.	84,405	4,030,339
Perimeter Solutions, Inc.(a)	219,131	7,812,020
Quaker Chemical Corp.	24,683	3,921,388
Sensient Technologies Corp.	25,658	3,163,375
Solstice Advanced Materials, Inc.	99,366	8,803,827
		27,730,949
Commercial Services & Supplies — 2.7%
MSA Safety, Inc.	28,338	4,947,248
RB Global, Inc.	72,846	8,482,917
		13,430,165
Communications Equipment — 1.1%
Applied Optoelectronics, Inc.(a)	35,357	5,238,493

	Shares	Value
Construction & Engineering — 2.2%
Dycom Industries, Inc.(a)	21,530	$10,885,353
Consumer Finance — 1.0%
FirstCash Holdings, Inc.	23,257	5,030,954
Diversified Consumer Services — 2.3%
OneSpaWorld Holdings Ltd.	277,188	7,827,789
Universal Technical Institute, Inc.(a)	79,177	3,386,400
		11,214,189
Electrical Equipment — 2.3%
Generac Holdings, Inc.(a)	11,504	3,368,486
Nextpower, Inc. - Class A(a)	25,765	3,069,642
Powell Industries, Inc.	17,647	5,053,395
		11,491,523
Electronic Equipment, Instruments & Components — 6.4%
Badger Meter, Inc.	28,089	4,167,846
Bel Fuse, Inc. - Class B	13,184	4,390,799
Cognex Corp.	79,654	5,768,543
Itron, Inc.(a)	30,468	2,636,396
Littelfuse, Inc.	17,630	8,027,468
Mirion Technologies, Inc.(a)	278,564	4,994,652
nLight, Inc.(a)	28,876	2,010,347
		31,996,051
Energy Equipment & Services — 2.8%
Archrock, Inc.	238,802	9,721,629
Select Water Solutions, Inc.	200,600	4,007,988
		13,729,617
Food Products — 0.4%
Mama's Creations, Inc.(a)	106,684	1,904,309
Ground Transportation — 0.9%
Landstar System, Inc.	20,993	4,341,562
Health Care Equipment & Supplies — 3.5%
AxoGen, Inc.(a)	62,253	2,875,466
Establishment Labs Holdings, Inc.(a)	51,317	4,403,512
Glaukos Corp.(a)	18,227	2,547,406
iRhythm Holdings, Inc.(a)	29,190	3,472,150
Lantheus Holdings, Inc.(a)	37,203	4,127,301
		17,425,835
Health Care Providers & Services — 7.2%
BrightSpring Health Services, Inc.(a)	188,674	13,158,125
Guardant Health, Inc.(a)	51,238	7,687,237
Guardian Pharmacy Services, Inc. - Class A(a)	61,902	2,591,837
HealthEquity, Inc.(a)	23,335	2,107,617
Hims & Hers Health, Inc.(a)(b)	51,905	1,799,546
RadNet, Inc.(a)	47,520	2,930,559
The Ensign Group, Inc.	33,144	5,312,983
		35,587,904

The accompanying notes are an integral part of these financial statements.

17

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — 2.9%
Cava Group, Inc.(a)	32,615	$2,559,625
Genius Sports Ltd.(a)	548,120	3,321,607
Rush Street Interactive, Inc.(a)	111,902	3,327,966
Shake Shack, Inc. - Class A(a)	38,100	2,134,362
Wingstop, Inc.	17,012	2,950,051
		14,293,611
Industrial REITs — 1.5%
EastGroup Properties, Inc.	36,522	7,396,801
Insurance — 0.9%
Selective Insurance Group, Inc.	48,254	4,681,121
IT Services — 1.8%
DigitalOcean Holdings, Inc.(a)	46,486	7,299,697
Fastly, Inc. - Class A(a)	99,925	1,834,623
		9,134,320
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	131,185	6,689,123
Esab Corp.	40,883	4,032,290
Federal Signal Corp.	27,249	3,501,224
SPX Technologies, Inc.(a)	29,844	7,316,854
		21,539,491
Metals & Mining — 1.5%
Materion Corp.	25,421	7,559,951
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)	93,868	3,298,522
Viper Energy, Inc. - Class A	173,548	7,358,435
		10,656,957
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc.(a)	21,532	5,270,387
Edgewise Therapeutics, Inc.(a)	83,860	3,407,232
		8,677,619
Professional Services — 0.7%
BlackSky Technology, Inc.(a)(b)	120,026	3,351,126
Real Estate Management & Development — 0.7%
Cushman & Wakefield Ltd.(a)	262,993	3,521,476
Semiconductors & Semiconductor Equipment — 6.2%
Ambarella, Inc.(a)	28,392	2,436,034
Camtek Ltd.(a)	15,692	2,559,679
Cohu, Inc.(a)	43,690	3,229,128
Impinj, Inc.(a)	24,991	3,579,461
Lattice Semiconductor Corp.(a)	20,071	3,070,060
Onto Innovation, Inc.(a)	8,677	3,283,811
Rambus, Inc.(a)	35,394	4,698,199
SiTime Corp.(a)	10,881	8,112,438
		30,968,810

	Shares	Value
Software — 6.4%
Appfolio, Inc. - Class A(a)(b)	22,761	$3,649,727
Arteris, Inc.(a)	52,475	2,549,760
Cellebrite DI Ltd.(a)	403,755	5,894,823
Commvault Systems, Inc.(a)	35,192	4,987,762
JFrog Ltd.(a)	55,724	5,064,197
Procore Technologies, Inc.(a)	53,045	2,154,688
Rubrik, Inc. - Class A(a)	38,367	3,080,103
The Descartes Systems Group, Inc.(a)	63,142	4,371,952
		31,753,012
Specialty Retail — 2.5%
Boot Barn Holdings, Inc.(a)	38,542	6,331,294
Revolve Group, Inc.(a)	136,882	3,133,229
Warby Parker, Inc. - Class A(a)	106,362	3,227,023
		12,691,546
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	17,155	5,800,963
Xometry, Inc. - Class A(a)	28,605	2,760,955
		8,561,918
TOTAL COMMON STOCKS (Cost $309,729,414)		491,734,423
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
First American Government Obligations Fund - Class X, 3.57%(c)	11,221,372	11,221,372
TOTAL SHORT-TERM INVESTMENTS (Cost $11,221,372)		11,221,372
TOTAL INVESTMENTS — 101.1% (Cost $320,950,786)		$502,955,795
Liabilities in Excess of Other Assets — (1.1)%		(5,264,037)
TOTAL NET ASSETS — 100.0%		$497,691,758

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $10,797,570, which represented 2.2% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

18

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 5.9%
ATI, Inc.(a)	455,078	$89,695,874
BWX Technologies, Inc.	54,043	10,519,470
FTAI Aviation Ltd.	287,948	77,898,572
Howmet Aerospace, Inc.	34,537	9,285,618
L3Harris Technologies, Inc.	94,782	27,542,701
Textron, Inc.	407,735	37,401,532
		252,343,767
Automobile Components — 1.3%
Aptiv PLC(a)	887,099	54,450,137
Banks — 4.1%
Citizens Financial Group, Inc.	755,521	52,939,356
First Horizon Corp.	2,105,415	53,982,841
Huntington Bancshares, Inc.	3,808,667	67,527,666
		174,449,863
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	73,273	13,989,281
Monster Beverage Corp.(a)	217,885	20,943,106
		34,932,387
Biotechnology — 0.5%
Neurocrine Biosciences, Inc.(a)	138,465	23,336,199
Broadline Retail — 1.2%
Coupang, Inc.(a)	3,008,906	52,264,697
Building Products — 1.1%
Owens Corning	296,439	47,121,943
Capital Markets — 3.0%
Cboe Global Markets, Inc.	104,219	25,290,825
Coinbase Global, Inc. - Class A(a)	55,595	8,127,433
Evercore, Inc. - Class A	43,980	15,016,531
Invesco Ltd.	1,266,235	33,415,942
Robinhood Markets, Inc. - Class A(a)	280,361	28,114,601
StepStone Group, Inc. - Class A	403,847	16,703,112
		126,668,444
Chemicals — 2.1%
Corteva, Inc.	361,130	30,584,100
DuPont de Nemours, Inc.	218,517	29,639,601
The Mosaic Co.	1,308,443	27,725,907
		87,949,608
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(a)	72,898	21,778,278
RB Global, Inc.	214,547	24,983,998
		46,762,276
Communications Equipment — 1.5%
Ciena Corp.(a)	130,732	64,131,890

	Shares	Value
Construction & Engineering — 1.7%
Quanta Services, Inc.	98,486	$70,913,859
Construction Materials — 1.2%
Eagle Materials, Inc.	96,968	21,817,800
Martin Marietta Materials, Inc.	51,044	29,437,075
		51,254,875
Consumer Finance — 0.8%
FirstCash Holdings, Inc.	157,594	34,090,734
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	58,503	46,497,599
Sprouts Farmers Market, Inc.(a)	324,424	27,439,782
		73,937,381
Distributors — 0.5%
LKQ Corp.	780,247	20,543,904
Electric Utilities — 1.3%
Evergy, Inc.	635,932	54,963,603
Electrical Equipment — 2.8%
AMETEK, Inc.	142,317	34,432,175
Hubbell, Inc.	56,706	29,668,579
Regal Rexnord Corp.	230,770	54,967,106
		119,067,860
Electronic Equipment, Instruments & Components — 2.1%
Celestica, Inc.(a)	97,314	35,500,147
Flex Ltd.(a)	226,662	36,735,110
Keysight Technologies, Inc.(a)	52,399	18,343,318
		90,578,575
Energy Equipment & Services — 0.8%
SLB Ltd.	775,881	36,070,708
Entertainment — 3.2%
Live Nation Entertainment, Inc.(a)	225,818	41,349,534
Roku, Inc.(a)	134,553	18,587,151
Take-Two Interactive Software, Inc.(a)	176,027	44,003,230
TKO Group Holdings, Inc.	164,871	33,190,181
		137,130,096
Financial Services — 2.0%
Affirm Holdings, Inc.(a)	223,269	18,207,587
Corebridge Financial, Inc.	928,129	26,572,333
Jack Henry & Associates, Inc.	142,059	19,567,207
Rocket Cos., Inc. - Class A(a)	1,329,140	20,933,955
		85,281,082
Food Products — 2.6%
Freshpet, Inc.(a)	639,229	37,791,218
JBS NV - Class A	3,734,642	44,255,508
The Hershey Co.	163,356	28,660,810
		110,707,536

The accompanying notes are an integral part of these financial statements.

19

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Gas Utilities — 1.2%
Atmos Energy Corp.	305,578	$52,641,922
Ground Transportation — 0.7%
XPO, Inc.(a)(b)	146,162	30,005,597
Health Care Equipment & Supplies — 2.6%
GE HealthCare Technologies, Inc.	550,547	35,240,514
Solventum Corp.(a)	456,721	35,236,025
Zimmer Biomet Holdings, Inc.	463,225	39,879,040
		110,355,579
Health Care Providers & Services — 3.5%
Cencora, Inc.	150,994	42,728,282
Encompass Health Corp.	329,770	33,333,152
Henry Schein, Inc.(a)	444,527	37,126,895
Quest Diagnostics, Inc.	180,611	38,280,501
		151,468,830
Health Care REITs — 0.4%
Ventas, Inc.	177,360	15,749,568
Hotels, Restaurants & Leisure — 2.0%
Life Time Group Holdings, Inc.(a)	1,069,799	43,690,591
Viking Holdings Ltd.(a)	410,037	42,918,573
		86,609,164
Household Durables — 1.1%
D.R. Horton, Inc.	148,828	24,241,105
SharkNinja, Inc.(a)	146,320	22,280,146
		46,521,251
Industrial REITs — 1.8%
EastGroup Properties, Inc.	119,282	24,158,183
STAG Industrial, Inc.	1,416,781	53,922,685
		78,080,868
Insurance — 2.3%
Arch Capital Group Ltd.(a)	188,884	18,333,081
Axis Capital Holdings Ltd.	259,480	27,878,531
Selective Insurance Group, Inc.	133,892	12,988,863
White Mountains Insurance Group Ltd.	4,672	9,686,878
Willis Towers Watson PLC	120,903	31,600,417
		100,487,770
IT Services — 2.3%
Akamai Technologies, Inc.(a)	158,498	18,736,049
Cloudflare, Inc. - Class A(a)	200,186	49,101,622
MongoDB, Inc.(a)	95,716	32,151,004
		99,988,675
Leisure Products — 1.4%
Brunswick Corp.	692,517	58,337,632

	Shares	Value
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	501,245	$66,580,373
Charles River Laboratories International, Inc.(a)	202,529	45,931,552
		112,511,925
Machinery — 2.8%
Cummins, Inc.	63,048	44,966,464
Lincoln Electric Holdings, Inc.	90,412	24,005,290
Oshkosh Corp.	163,818	25,142,787
Xylem, Inc.	222,420	26,292,268
		120,406,809
Media — 0.7%
Omnicom Group, Inc.	401,975	29,275,839
Metals & Mining — 1.7%
Agnico Eagle Mines Ltd.	86,576	13,430,535
Alamos Gold, Inc. - Class A	596,995	18,112,828
Nucor Corp.	178,383	39,734,813
		71,278,176
Multi-Utilities — 3.0%
CenterPoint Energy, Inc.	1,340,744	59,046,366
WEC Energy Group, Inc.	583,840	68,174,997
		127,221,363
Oil, Gas & Consumable Fuels — 5.8%
Cenovus Energy, Inc.	2,995,090	74,308,183
EQT Corp.	913,059	48,547,347
Marathon Petroleum Corp.	203,931	52,139,039
Viper Energy, Inc. - Class A	1,736,530	73,628,872
		248,623,441
Passenger Airlines — 1.3%
Delta Air Lines, Inc.	575,901	53,938,888
Residential REITs — 1.1%
Mid-America Apartment Communities, Inc.	200,979	27,924,022
UDR, Inc.	468,562	18,704,995
		46,629,017
Retail REITs — 2.1%
Agree Realty Corp.	795,455	60,247,762
Kimco Realty Corp.	1,134,075	28,748,801
		88,996,563
Semiconductors & Semiconductor Equipment — 10.3%
Allegro MicroSystems, Inc.(a)	855,775	59,579,056
Lattice Semiconductor Corp.(a)	281,270	43,023,059
MACOM Technology Solutions Holdings, Inc.(a)	171,604	65,273,014
Microchip Technology, Inc.	214,193	19,534,402
MKS, Inc.	131,783	58,617,078
Monolithic Power Systems, Inc.	23,726	32,797,873

The accompanying notes are an integral part of these financial statements.

20

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qnity Electronics, Inc.	346,769	$56,630,845
Rambus, Inc.(a)	219,503	29,136,828
Teradyne, Inc.	126,666	61,286,078
Wolfspeed, Inc.(a)(b)	255,069	12,307,079
		438,185,312
Software — 0.6%
ServiceTitan, Inc. - Class A(a)	369,335	26,115,678
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	117,822	21,158,475
Specialty Retail — 1.3%
Murphy USA, Inc.	33,529	18,067,772
Ross Stores, Inc.	173,887	37,011,848
		55,079,620
Technology Hardware, Storage & Peripherals — 1.4%
Sandisk Corp.(a)	26,381	59,983,271
Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	76,637	18,188,259
United Rentals, Inc.	33,166	37,573,430
		55,761,689
TOTAL COMMON STOCKS (Cost $3,052,269,015)		4,234,364,346
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 3.57%(c)	13,131,490	13,131,490
TOTAL SHORT-TERM INVESTMENTS (Cost $13,131,490)		13,131,490
TOTAL INVESTMENTS — 99.4% (Cost $3,065,400,505)		$4,247,495,836
Other Assets in Excess of Liabilities — 0.6%		23,515,671
TOTAL NET ASSETS — 100.0%		$4,271,011,507

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $13,846,843, which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
Aerospace & Defense — 5.8%
AAR Corp.(a)	26,420	$3,776,211
Astronics Corp.(a)	16,575	1,346,884
Astronics Corp. - Class B(a)	3,315	251,940
ATI, Inc.(a)	12,946	2,551,657
FTAI Aviation Ltd.	18,033	4,878,467
Moog, Inc. - Class A	4,121	1,746,645
		14,551,804
Automobile Components — 0.6%
BorgWarner, Inc.	22,424	1,488,954
Banks — 5.3%
Axos Financial, Inc.(a)	28,464	2,772,109
Columbia Banking System, Inc.	77,105	2,471,215
First Horizon Corp.	166,006	4,256,394
Wintrust Financial Corp.	24,863	3,995,981
		13,495,699
Biotechnology — 8.9%
Alkermes PLC(a)	31,433	1,646,932
Arrowhead Pharmaceuticals, Inc.(a)	34,563	2,817,230
Bridgebio Pharma, Inc.(a)	34,481	2,568,145
Cogent Biosciences, Inc.(a)	45,901	1,776,369
Cytokinetics, Inc.(a)	23,524	2,004,010
Palvella Therapeutics, Inc.(a)	9,733	1,487,397
Rhythm Pharmaceuticals, Inc.(a)	14,965	1,661,564
Scholar Rock Holding Corp.(a)	48,267	2,654,685
Spyre Therapeutics, Inc.(a)	22,344	1,983,700
Tango Therapeutics, Inc.(a)	58,544	1,830,085
Xenon Pharmaceuticals, Inc.(a)	33,015	1,992,785
		22,422,902
Broadline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,127	1,239,844
Building Products — 3.1%
Modine Manufacturing Co.(a)	20,116	5,371,374
Trex Co., Inc.(a)	49,734	2,488,690
		7,860,064
Capital Markets — 0.8%
Piper Sandler Cos.	27,295	1,974,520
Chemicals — 0.6%
Avient Corp.	41,153	1,521,015
Communications Equipment — 0.9%
Viavi Solutions, Inc.(a)	48,952	2,337,458
Construction & Engineering — 6.2%
Dycom Industries, Inc.(a)	7,708	3,897,088
Solv Energy, Inc. - Class A(a)	123,136	4,192,781
Sterling Infrastructure, Inc.(a)	9,027	7,576,902
		15,666,771
Diversified Telecommunication Services — 1.0%
Bandwidth, Inc. - Class A(a)	40,856	2,586,185

	Shares	Value
Electric Utilities — 0.9%
IDACORP, Inc.	14,328	$2,167,826
Electrical Equipment — 2.1%
Powell Industries, Inc.	13,257	3,796,275
Vicor Corp.(a)	3,954	1,501,650
		5,297,925
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.	10,227	3,813,341
Fabrinet(a)	9,235	5,190,809
TTM Technologies, Inc.(a)	14,501	2,711,977
		11,716,127
Energy Equipment & Services — 1.1%
ProPetro Holding Corp.(a)	66,487	953,423
Solaris Energy Infrastructure, Inc.	22,280	1,792,649
		2,746,072
Entertainment — 1.0%
Sphere Entertainment Co.(a)	14,592	2,524,854
Health Care Equipment & Supplies — 2.7%
ICU Medical, Inc.(a)	21,909	3,211,859
iRhythm Holdings, Inc.(a)	10,043	1,194,615
Merit Medical Systems, Inc.(a)	35,010	2,427,594
		6,834,068
Health Care Providers & Services — 4.7%
BrightSpring Health Services, Inc.(a)	49,705	3,466,427
GeneDx Holdings Corp.(a)	28,326	1,944,580
Guardant Health, Inc.(a)	34,917	5,238,597
RadNet, Inc.(a)	18,895	1,165,255
		11,814,859
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	23,295	2,994,572
Hotels, Restaurants & Leisure — 1.0%
Boyd Gaming Corp.	30,144	2,662,620
Household Durables — 0.9%
Installed Building Products, Inc.	9,750	2,240,940
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp.(a)	7,377	2,834,686
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.(a)	106,403	2,282,344
Machinery — 2.9%
Crane Co.	10,860	2,422,540
Federal Signal Corp.	16,601	2,133,063
Terex Corp.	37,875	2,741,771
		7,297,374
Media — 0.7%
Magnite, Inc.(a)	88,850	1,686,373

The accompanying notes are an integral part of these financial statements.

22

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Metals & Mining — 1.0%
Constellium SE(a)	76,166	$2,427,410
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)	57,655	2,025,997
Chord Energy Corp.	17,031	1,946,643
Gulfport Energy Corp.(a)	11,998	2,036,061
		6,008,701
Pharmaceuticals — 9.6%
Amneal Pharmaceuticals, Inc.(a)	186,484	3,228,038
ANI Pharmaceuticals, Inc.(a)	25,177	2,084,152
Axsome Therapeutics, Inc.(a)	20,072	4,913,023
Elanco Animal Health, Inc.(a)	128,959	3,173,681
Indivior Pharmaceuticals, Inc.(a)	36,283	1,488,692
Kardigan, Inc.(a)(b)	43,320	1,033,182
LB Pharmaceuticals, Inc.(a)	38,729	1,256,950
Liquidia Corp.(a)	34,527	2,752,838
Maze Therapeutics, Inc.(a)	28,561	852,260
Structure Therapeutics, Inc. - ADR(a)	23,546	1,263,714
Supernus Pharmaceuticals, Inc.(a)	44,569	2,072,904
		24,119,434
Professional Services — 0.5%
Planet Labs PBC(a)	40,678	1,347,662
Retail REITs — 0.9%
Curbline Properties Corp.	74,561	2,266,654
Semiconductors & Semiconductor Equipment — 14.1%
Credo Technology Group Holding Ltd.(a)	13,058	3,551,123
Enphase Energy, Inc.(a)	30,755	1,514,376
MACOM Technology Solutions Holdings, Inc.(a)	25,366	9,648,466
MKS, Inc.	6,281	2,793,789
Onto Innovation, Inc.(a)	12,776	4,835,077
Rambus, Inc.(a)	18,143	2,408,302
Silicon Motion Technology Corp. - ADR	26,142	8,713,913
Tower Semiconductor Ltd.(a)	8,485	2,211,530
		35,676,576
Software — 3.7%
AvePoint, Inc.(a)	113,739	1,275,014
Commvault Systems, Inc.(a)	14,937	2,117,021
Tenable Holdings, Inc.(a)	74,991	2,765,668
Unity Software, Inc.(a)	111,164	3,177,067
		9,334,770

	Shares	Value
Specialty Retail — 3.7%
Boot Barn Holdings, Inc.(a)	16,279	$2,674,151
Burlington Stores, Inc.(a)	11,654	3,691,987
Five Below, Inc.(a)	6,801	1,222,752
Victoria’s Secret & Co.(a)	19,855	1,657,496
		9,246,386
Textiles, Apparel & Luxury Goods — 1.3%
Birkenstock Holding PLC(a)(b)	33,797	1,454,285
Kontoor Brands, Inc.	22,612	1,884,484
		3,338,769
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	7,398	2,501,634
TOTAL COMMON STOCKS (Cost $163,226,799)		246,513,852
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 3.57%(c)	1,686,173	1,686,173
TOTAL SHORT-TERM INVESTMENTS (Cost $1,686,173)		1,686,173
TOTAL INVESTMENTS — 98.4% (Cost $164,912,972)		$248,200,025
Other Assets in Excess of Liabilities — 1.6%		3,949,794
TOTAL NET ASSETS — 100.0%		$252,149,819

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The total market value of these securities was $1,605,805 which represented 0.6% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

23

Carillon Chartwell Real Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 72.9%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/2054	$2,967,749	$2,590,728
U.S. Treasury Inflation Indexed Notes
0.38%, 01/15/2027	5,514,520	5,442,142
2.38%, 01/15/2027	8,256,800	8,235,835
0.13%, 04/15/2027	13,758,518	13,489,797
0.50%, 01/15/2028	12,150,810	11,839,335
1.75%, 01/15/2028	12,160,593	12,075,356
1.25%, 04/15/2028	12,207,199	12,008,753
3.63%, 04/15/2028	9,244,820	9,476,176
0.88%, 01/15/2029	9,423,398	9,166,635
2.13%, 04/15/2029	11,789,427	11,821,477
3.88%, 04/15/2029	11,870,895	12,463,544
0.13%, 01/15/2030	13,202,574	12,396,941
1.63%, 04/15/2030	13,599,950	13,433,856
0.13%, 01/15/2031	9,281,249	8,571,585
0.13%, 01/15/2032	13,935,776	12,615,115
3.38%, 04/15/2032	4,690,425	5,048,883
1.13%, 01/15/2033	12,761,742	12,069,843
1.75%, 01/15/2034	6,397,359	6,250,398
1.88%, 07/15/2035	7,778,475	7,605,907
1.88%, 01/15/2036	2,562,200	2,488,269
TOTAL U.S. TREASURY SECURITIES (Cost $190,573,216)		189,090,575

	Shares
COMMON STOCKS — 9.6%
Chemicals — 1.6%
Nutrien Ltd.	39,000	2,455,050
The Mosaic Co.	80,000	1,695,200
		4,150,250
Energy Equipment & Services — 2.5%
Seadrill Ltd.(a)	70,000	2,647,400
Tidewater, Inc.(a)	35,000	2,332,050
Transocean Ltd.(a)	325,000	1,589,250
		6,568,700
Oil, Gas & Consumable Fuels — 2.8%
Birchcliff Energy Ltd.	480,000	2,094,976
Ovintiv, Inc.	49,000	2,579,850
Tourmaline Oil Corp.	61,000	2,550,538
		7,225,364
Pharmaceuticals — 2.7%
Pfizer, Inc.	85,000	2,046,800
Takeda Pharmaceutical Co. Ltd. - ADR	160,000	2,564,800
Teva Pharmaceutical Industries Ltd. - ADR(a)	70,000	2,371,600
		6,983,200
TOTAL COMMON STOCKS (Cost $23,485,966)		24,927,514

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054(b)(c)	$715,000	$717,225
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053(b)(c)	1,754,882	1,711,764
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054(b)(c)	503,550	507,183
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054(b)(c)	2,375,000	2,393,416
JP Morgan Mortgage Trust
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	459,770	460,263
Series 2023-8, Class A5, 6.00%, 02/25/2054(b)(c)	1,445,000	1,452,084
Series 2023-10, Class A4, 6.00%, 05/25/2054(b)(c)	1,137,339	1,138,401
Series 2023-10, Class A7, 6.00%, 05/25/2054(b)(c)	1,740,000	1,740,861
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053(b)(c)	1,225,000	1,227,847
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053(b)(c)	1,500,000	1,506,973
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054(b)(c)	596,774	604,001
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054(b)(c)	774,851	775,247
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050(b)(c)	695,052	653,440
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053(b)(c)	675,282	683,459
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,159,411)		15,572,164

	Shares
EXCHANGE TRADED FUNDS — 3.8%
iShares Silver Trust(a)	122,420	6,545,797
SPDR Gold Shares(a)(d)	9,000	3,315,420
TOTAL EXCHANGE TRADED FUNDS (Cost $3,727,145)		9,861,217

The accompanying notes are an integral part of these financial statements.

24

Carillon Chartwell Real Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — 2.7%
Diversified Financial Services — 0.1%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	$225,000	$233,112
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., 5.35%, 07/15/2031(b)	1,000,000	997,395
Financial Services — 1.1%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031(d)	2,710,000	2,778,424
Oil, Gas & Consumable Fuels — 0.6%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)	1,575,000	1,642,060
Software — 0.5%
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(b)(d)	1,590,000	1,366,330
TOTAL CORPORATE BONDS (Cost $7,030,923)		7,017,321
AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,080,721	1,113,579
Pool SD6320, 5.50%, 08/01/2054	2,673,791	2,691,472
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,706,282)		3,805,051
U.S. GOVERNMENT AGENCY ISSUES — 1.1%
Federal Home Loan Banks, 4.70%, 09/24/2032	3,000,000	2,972,780
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,000,000)		2,972,780
ASSET-BACKED SECURITIES — 1.1%
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2028(b)(c)	2,265,000	2,230,961
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	596,572	591,303
TOTAL ASSET-BACKED SECURITIES (Cost $2,861,110)		2,822,264

	Shares	Value
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
First American Government Obligations Fund - Class X, 3.57%(e)	6,231,923	$6,231,923
TOTAL SHORT-TERM INVESTMENTS (Cost $6,231,923)		6,231,923
TOTAL INVESTMENTS — 101.1% (Cost $255,775,976)		$262,300,809
Liabilities in Excess of Other Assets — (1.1)%		(2,803,064)
TOTAL NET ASSETS — 100.0%		$259,497,745

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $6,139,188, which represented 2.4% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

25

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 96.5%
Aerospace & Defense — 2.4%
TransDigm, Inc.
6.75%, 08/15/2028(a)	$3,850,000	$3,888,342
6.38%, 03/01/2029(a)	3,905,000	3,964,672
		7,853,014
Airlines — 2.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	6,885,000	6,898,371
Automobile Components — 1.6%
Phinia, Inc., 6.75%, 04/15/2029(a)	5,005,000	5,125,671
Commercial Services — 1.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(a)	3,440,000	3,369,835
Commercial Services & Supplies — 4.3%
GFL Environmental, Inc., 4.75%, 06/15/2029(a)	8,200,000	8,069,578
The Brink’s Co.
4.63%, 10/15/2027(a)	1,760,000	1,749,674
6.50%, 06/15/2029(a)	4,177,000	4,260,607
		14,079,859
Consumer Finance — 3.7%
OneMain Finance Corp.
3.50%, 01/15/2027	4,190,000	4,154,042
3.88%, 09/15/2028	3,960,000	3,835,231
SLM Corp., 6.50%, 01/31/2030	4,035,000	4,090,126
		12,079,399
Diversified Financial Services — 4.4%
Azorra Finance Ltd., 7.25%, 01/15/2031(a)	5,210,000	5,352,905
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	2,765,000	2,771,330
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029(a)	1,200,000	1,235,217
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 7.75%, 05/15/2031(a)	2,900,000	2,874,498
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(a)	2,225,000	2,326,217
		14,560,167
Electric — 4.9%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	8,169,000	8,093,960
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)	7,976,000	7,836,263
		15,930,223

	Par	Value
Electric Utilities — 2.5%
NRG Energy, Inc.
5.25%, 06/15/2029(a)	$4,725,000	$4,712,762
3.63%, 02/15/2031(a)	3,655,000	3,394,229
		8,106,991
Electrical Components & Equipment — 2.3%
WESCO Distribution, Inc.
6.38%, 03/15/2029(a)	5,050,000	5,140,092
5.25%, 04/15/2031(a)	2,405,000	2,380,320
		7,520,412
Electronics — 1.4%
Sensata Technologies, Inc.
4.38%, 02/15/2030(a)	2,475,000	2,407,241
3.75%, 02/15/2031(a)	2,310,000	2,159,955
		4,567,196
Financial Services — 2.4%
Block, Inc., 5.63%, 08/15/2030(a)	7,895,000	7,914,745
Food — 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029(a)	3,735,000	3,548,211
5.50%, 03/31/2031(a)	4,400,000	4,299,214
		7,847,425
Food Products — 2.4%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)	7,740,000	7,790,736
Ground Transportation — 2.2%
XPO, Inc., 6.25%, 06/01/2028(a)	6,990,000	7,059,942
Health Care Providers & Services — 3.2%
Centene Corp., 4.25%, 12/15/2027	3,467,000	3,448,793
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,104,970
4.25%, 06/01/2029	3,925,000	3,814,646
		10,368,409
Healthcare Products — 2.2%
Medline Borrower LP, 3.88%, 04/01/2029(a)	7,415,000	7,200,996
Hotels, Restaurants & Leisure — 5.3%
Boyd Gaming Corp., 4.75%, 12/01/2027	7,355,000	7,330,131
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	5,270,000	5,300,334
Travel + Leisure Co.
6.00%, 04/01/2027(b)	380,000	380,597
4.50%, 12/01/2029(a)	2,535,000	2,452,792
4.63%, 03/01/2030(a)	1,995,000	1,931,672
		17,395,526

The accompanying notes are an integral part of these financial statements.

26

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Insurance — 2.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029(a)	$8,220,000	$8,323,572
Investment Companies — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	4,385,000	4,333,927
Lodging — 2.5%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)	3,300,000	3,394,560
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	3,760,000	3,747,588
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	1,105,000	1,104,704
		8,246,852
Machinery — 2.0%
Esab Corp., 6.25%, 04/15/2029(a)	6,455,000	6,549,379
Machinery - Construction & Mining — 1.4%
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(a)	4,635,000	4,686,714
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(a)	8,130,000	8,028,147
Sirius XM Radio LLC
3.13%, 09/01/2026(a)	1,770,000	1,763,915
4.00%, 07/15/2028(a)	3,785,000	3,685,770
4.13%, 07/01/2030(a)	2,610,000	2,456,609
		15,934,441
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	625,000	630,490
Mortgage REITs — 1.7%
Starwood Property Trust, Inc.
3.63%, 07/15/2026(a)	3,627,000	3,621,125
4.38%, 01/15/2027(a)	2,015,000	2,011,115
		5,632,240
Oil & Gas — 0.9%
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/2028	2,805,000	2,803,847
Oil & Gas Services — 1.3%
Kodiak Gas Services LLC, 5.88%, 04/01/2031(a)	4,340,000	4,351,128

	Par	Value
Oil, Gas & Consumable Fuels — 1.3%
Sunoco LP, 5.38%, 07/15/2031(a)	$4,195,000	$4,137,881
Pharmaceuticals — 4.7%
Jazz Securities DAC, 4.38%, 01/15/2029(a)	8,225,000	8,056,974
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,518,000	1,510,532
4.75%, 05/09/2027	3,214,000	3,211,354
6.75%, 03/01/2028	250,000	255,836
5.13%, 05/09/2029	2,310,000	2,309,221
		15,343,917
Pipelines — 6.2%
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	3,275,000	3,298,138
5.13%, 06/15/2028(a)	4,755,000	4,741,762
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	7,795,000	7,923,836
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)	1,845,000	1,841,091
7.38%, 02/15/2029(a)	2,575,000	2,641,345
		20,446,172
REITS — 4.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	3,560,000	3,558,204
4.88%, 05/15/2029(a)	4,350,000	4,253,309
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026(a)	6,085,000	6,073,284
		13,884,797
Software — 2.2%
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	7,350,000	7,348,814
Specialized REITs — 2.2%
SBA Communications Corp.
3.88%, 02/15/2027	5,440,000	5,409,146
3.13%, 02/01/2029	1,950,000	1,865,816
		7,274,962
Telecommunications — 1.4%
WULF Compute LLC, 7.75%, 10/15/2030(a)	4,375,000	4,595,272
Trading Companies & Distributors — 2.5%
Herc Holdings, Inc.
6.63%, 06/15/2029(a)	5,055,000	5,161,019
5.75%, 03/15/2031(a)	3,000,000	2,996,207
		8,157,226

The accompanying notes are an integral part of these financial statements.

27

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Trucking & Leasing — 2.4%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(a)	$7,740,000	$7,721,400
TOTAL CORPORATE BONDS (Cost $314,390,002)		316,071,948
TOTAL INVESTMENTS — 96.5% (Cost $314,390,002)		$316,071,948
Other Assets in Excess of Liabilities — 3.5%		11,348,033
TOTAL NET ASSETS — 100.0%		$327,419,981

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

28

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 27.2%
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$1,084,000	$1,101,343
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., 5.15%, 05/22/2034	1,080,000	1,102,693
Airlines — 2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	480,640	483,668
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	3,293,725	3,292,462
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	391,245	376,358
Series 2019-1, Class AA, 3.15%, 02/15/2032	559,772	524,919
Series 2025-1, Class A, 4.90%, 05/11/2038	1,360,000	1,325,075
British Airways, Pass Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	370,213	347,735
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,782,637	1,721,159
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	294,388	288,581
Series 2016-2, Class AA, 2.88%, 10/07/2028	582,547	560,752
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,049,325	1,011,669
Series 2019-1, Class AA, 4.15%, 08/25/2031	317,894	308,487
		10,240,865
Auto Manufacturers — 2.1%
American Honda Finance Corp., 5.20%, 03/05/2035	2,095,000	2,083,237
General Motors Financial Co., Inc.
4.20%, 10/27/2028	4,735,000	4,683,880
3.10%, 01/12/2032	775,000	701,568
Volkswagen Group of America Finance LLC, 3.75%, 05/13/2030(a)	2,150,000	2,053,110
		9,521,795
Banks — 6.3%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	2,100,000	2,111,471

	Par	Value
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	$770,000	$754,787
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,425,000	1,455,156
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,155,000	1,146,887
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	3,285,000	3,086,957
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	630,000	640,731
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	835,000	841,023
HSBC Holdings PLC
4.95%, 03/31/2030	1,655,000	1,669,921
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	890,000	895,547
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	720,000	719,787
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	615,000	605,544
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	3,450,000	3,445,885
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,425,000	1,456,322
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	1,805,000	1,800,919
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	760,000	756,652
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	915,000	964,231
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,075,000	2,110,259
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,380,000	2,354,348
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,670,000	1,659,403
		28,475,830
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	935,000	910,045
Capital Markets — 1.8%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,045,000	939,655
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	1,425,000	1,455,040

The accompanying notes are an integral part of these financial statements.

29

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Capital Markets — (Continued)
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	$1,385,000	$1,387,450
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,125,000	2,122,589
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	1,120,000	1,014,427
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,425,000	1,447,205
		8,366,366
Consumer Finance — 0.4%
American Express Co., 5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	1,620,000	1,677,881
Containers & Packaging — 0.4%
Sonoco Products Co., 3.13%, 05/01/2030	1,880,000	1,767,134
Electric — 6.0%
Appalachian Power Co., 2.70%, 04/01/2031	2,525,000	2,300,743
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	275,000	262,784
DTE Electric Co., 5.20%, 04/01/2033	1,830,000	1,869,232
Duke Energy Florida LLC
5.88%, 11/15/2033	590,000	621,941
5.65%, 04/01/2040	1,730,000	1,765,000
Duke Energy Indiana LLC
5.25%, 03/01/2034	1,050,000	1,066,410
4.95%, 03/15/2036	970,000	953,415
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,680,000	1,713,712
Entergy Arkansas LLC
5.30%, 09/15/2033	1,460,000	1,492,643
5.45%, 06/01/2034	1,220,000	1,254,630
3.35%, 06/15/2052	1,310,000	883,193
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,340,000	1,373,203
Indianapolis Power & Light Co., 5.65%, 12/01/2032(a)	1,740,000	1,803,008
MidAmerican Energy Co., 5.35%, 01/15/2034	945,000	968,921
Monongahela Power Co., 5.85%, 02/15/2034(a)	1,235,000	1,289,276
Northern States Power Co./MN, 5.05%, 05/15/2035	1,755,000	1,761,143
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,805,000	2,865,569

	Par	Value
San Diego Gas & Electric Co., 5.40%, 04/15/2035	$2,535,000	$2,575,782
Wisconsin Public Service Corp., 2.85%, 12/01/2051	745,000	462,077
		27,282,682
Electric Utilities — 2.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,265,000	2,197,689
Union Electric Co., 5.20%, 04/01/2034	1,475,000	1,494,218
Virginia Electric and Power Co., 5.15%, 03/15/2035	2,640,000	2,640,349
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,455,000	1,261,252
3.95%, 09/01/2032	1,480,000	1,406,661
4.95%, 04/01/2033	1,445,000	1,445,183
		10,445,352
Ground Transportation — 1.0%
CSX Corp., 5.05%, 06/15/2035	905,000	906,863
Norfolk Southern Corp., 5.10%, 05/01/2035	1,095,000	1,100,964
Union Pacific Corp., 5.10%, 02/20/2035	2,270,000	2,302,793
		4,310,620
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp., 4.95%, 03/03/2035	2,275,000	2,265,264
Multi-Utilities — 0.7%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,070,000	1,021,482
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,755,000	1,556,488
WEC Energy Group, Inc., 1.80%, 10/15/2030	758,000	673,640
		3,251,610
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	2,165,000	2,193,383
Pipelines — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,015,000	1,969,310
REITS — 0.3%
Ventas Realty LP, 4.75%, 11/15/2030	1,215,000	1,209,665
Tobacco — 0.7%
Altria Group, Inc., 2.45%, 02/04/2032	2,170,000	1,909,151
Philip Morris International, Inc., 4.63%, 10/29/2035	1,075,000	1,034,966
		2,944,117

The accompanying notes are an integral part of these financial statements.

30

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Transportation — 0.9%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	$1,470,000	$917,802
Canadian Pacific Railway Co., 5.20%, 03/30/2035	3,140,000	3,174,590
Union Pacific Railroad Co., Pass Through Trust, Series 2005, 5.08%, 01/02/2029	24,063	24,185
		4,116,577
TOTAL CORPORATE BONDS (Cost $124,119,116)		123,152,532
COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.4%
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070(a)(b)	319,271	316,291
Series 2026-1, Class A1, 4.75%, 02/25/2071(a)(b)	905,459	892,670
BANK5 Trust, Series 2026-5YR23, Class A3, 5.61%, 07/15/2031	1,360,000	1,396,284
Barclays Mortgage Loan Trust
Series 2026-NQM1, Class A1, 4.84%, 12/25/2065(a)(c)	1,156,026	1,143,880
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065(a)(b)	443,106	436,644
BBCMS Mortgage Trust, Series 2025-5C37, Class A3, 5.02%, 09/15/2058	1,090,000	1,095,175
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	501,189
Series 2021-B23, Class A2, 1.62%, 02/15/2054	982,024	884,393
Series 2021-B24, Class A2, 1.95%, 03/15/2054	426,824	400,052
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,879,596
Series 2025-V16, Class A3, 5.44%, 08/15/2058(b)	590,000	600,707
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,065,000	1,071,222
Series 2025-V18, Class A3, 5.18%, 10/15/2058	735,000	742,144
Series 2026-B43, Class A5, 5.51%, 04/15/2063	4,400,000	4,535,634
Series 2026-V21, Class A3, 5.13%, 03/15/2059	1,700,000	1,712,936
BMO Mortgage Trust, Series 2025-5C12, Class A3, 5.18%, 10/15/2058	590,000	594,925
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A1, 4.83%, 12/25/2065(a)(b)	2,208,225	2,184,171
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(a)(b)	824,562	681,552

	Par	Value
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(a)(b)	$1,249,170	$1,029,364
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, 4.80%, 12/25/2070(a)(b)	1,124,309	1,110,068
EFMT,
Series 2026-AE1, Class A29, 4.78% (30 day avg SOFR US + 1.15%), 11/25/2060(a)	4,516,178	4,516,000
Series 2026-AE2, Class A29, 5.43% (30 day avg SOFR US + 1.80%), 04/25/2061(a)	1,741,127	1,741,389
Flagstar Mortgage Trust
Series 2021-1, Class A2, 2.50%, 02/01/2051(a)(b)	1,937,236	1,596,937
Series 2021-12, Class A19, 5.00%, 11/25/2051(a)(b)	291,797	286,798
Series 2021-12, Class A2, 2.50%, 11/25/2051(a)(b)	2,801,997	2,314,276
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(a)(b)	598,803	577,537
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(a)(b)	1,160,393	959,080
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(a)(b)	5,030,339	4,151,730
Series 2021-7, Class A1, 2.50%, 08/25/2051(a)(b)	1,687,672	1,390,706
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(b)	678,496	582,107
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(a)(b)	448,582	369,917
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(a)(b)	773,662	639,926
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(b)	713,657	590,328
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(b)	430,349	369,708
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040(a)(b)	575,000	584,078
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051(a)(b)	914,847	847,666
Series 2021-10, Class A3A, 2.00%, 12/25/2051(a)(b)	3,275,007	2,595,790
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(b)	242,132	199,308
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(b)	962,223	760,307
Series 2021-14, Class A12, 5.00%, 05/25/2052(a)(b)	961,251	932,967
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(b)	730,551	573,560
Series 2021-15, Class A12, 5.00%, 06/25/2052(a)(b)	314,181	309,568

The accompanying notes are an integral part of these financial statements.

31

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-15, Class A3, 2.50%, 06/25/2052(a)(b)	$877,541	$722,074
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(b)	1,977,307	1,627,596
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	776,530	642,298
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(b)	602,290	497,831
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(b)	2,997,835	2,476,026
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(a)(b)	1,060,816	874,152
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(b)	765,526	659,568
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(b)	602,755	517,428
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(b)	300,622	258,050
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(b)	2,067,574	1,783,930
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(b)	1,321,876	1,136,401
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(c)	1,672,595	1,655,281
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(c)	1,451,505	1,447,070
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(c)	1,091,707	1,086,129
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(a)(b)	298,662	294,781
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2066(a)(c)	185,803	183,877
Series 2026-4MPR, Class A1A, 5.63%, 06/01/2056(a)(c)	2,468,310	2,466,041
Series 2026-LTV1, Class A1, 5.42%, 09/25/2056(a)(b)	1,552,716	1,546,549
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066(a)(b)	773,948	762,391
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051(a)(b)	1,578,581	1,401,597
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(a)(b)	1,392,271	1,148,189
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(b)	258,298	237,116
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(b)	595,588	491,740
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(b)	760,402	650,819
Series 2023-J1, Class A1, 4.50%, 01/25/2053(a)(b)	732,048	689,555

	Par	Value
Series 2026-AHC1, Class AF, 5.38% (30 day avg SOFR US + 1.75%), 04/25/2056(a)	$1,929,480	$1,937,551
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066(a)(b)	814,282	801,710
Series 2026-NQM5, Class A1LC, 5.39%, 01/25/2066(a)(c)	535,000	532,467
Series 2026-NQM7, Class A1LC, 5.22%, 04/25/2066(a)(c)	540,000	534,838
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(b)	1,170,976	1,040,429
PRPM LLC, Series 2026-NQM2, Class A1A, 5.26%, 04/25/2071(a)(c)	2,009,838	1,995,758
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(a)(b)	190,000	192,056
Sequoia Mortgage Trust
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(b)	1,191,333	985,456
Series 2025-S2, Class A1, 4.00%, 11/25/2055(a)(b)	943,062	865,725
Series 2025-S2, Class A2, 3.50%, 11/25/2055(a)(b)	3,484,613	3,119,544
Series 2026-INV3, Class A26F, 5.23% (30 day avg SOFR US + 1.60%), 05/25/2056(a)	1,512,025	1,511,037
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	2,335,000	2,079,590
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(a)(b)	638,084	615,267
Verus Securitization Trust
Series 2025-9, Class A1, 4.94%, 10/27/2070(a)(b)	1,256,701	1,246,972
Series 2026-2, Class A1, 4.59%, 02/25/2071(a)(b)	2,087,421	2,058,337
Series 2026-R3, Class A1LC, 5.19%, 02/27/2068(a)(c)	430,000	424,106
Series 2026-R4, Class A1LC, 5.28%, 12/27/2067(a)(c)	249,000	247,120
Series 2026-R5, Class A1, 5.46%, 03/25/2068(a)(b)	1,327,698	1,328,424
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	390,000	392,890
Series 2025-C64, Class A5, 5.65%, 02/15/2058	1,030,000	1,068,860
Series 2026-5C10, Class A3, 5.79%, 06/15/2059	2,110,000	2,174,058
Series 2026-5C9, Class A3, 5.49%, 05/15/2059	475,000	485,156

The accompanying notes are an integral part of these financial statements.

32

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(a)(b)	$240,527	$197,746
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $101,996,141)		101,190,166
U.S. TREASURY SECURITIES — 22.2%
U.S. Treasury Bonds
2.38%, 02/15/2042	740,000	539,680
4.63%, 11/15/2045	29,085,000	27,935,233
4.25%, 08/15/2054	22,101,000	19,732,049
4.75%, 02/15/2056	14,740,000	14,318,528
U.S. Treasury Notes
4.38%, 12/31/2029	415,000	417,675
3.88%, 08/31/2032	3,840,000	3,757,200
4.25%, 05/31/2033	17,920,000	17,852,800
4.25%, 08/15/2035	16,060,000	15,855,486
TOTAL U.S. TREASURY SECURITIES (Cost $102,756,346)		100,408,651
ASSET-BACKED SECURITIES — 19.6%
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	1,150,000	1,138,963
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	265,000	259,491
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)(c)	585,000	573,333
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	440,000	429,499
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(a)	1,030,000	982,316
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	565,000	548,961
Series 2026-SFR1, Class A, 3.78%, 04/17/2043(a)	895,000	846,938
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	1,423,333	1,419,608
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	725,000	733,876
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	525,000	532,954
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	525,000	531,405
Series 2025-1A, Class A, 4.80%, 08/20/2029(a)	1,495,000	1,494,939

	Par	Value
Series 2025-4A, Class A, 4.40%, 02/20/2032(a)	$4,470,000	$4,376,749
Series 2026-1A, Class A, 4.28%, 08/20/2030(a)	1,375,000	1,355,183
Series 2026-2A, Class A, 4.60%, 08/20/2032(a)	1,565,000	1,540,709
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	139,397	139,855
Series 2025-A, Class A2B, 3.93% (30 day avg SOFR US + 0.30%), 10/25/2027	234,696	234,701
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	1,919,774	1,840,230
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3, 4.87%, 02/15/2028	535,434	536,284
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	926,841	927,511
CoreVest American Finance Trust, Series 2026-1, Class A, 5.36%, 06/15/2059(a)(c)	3,060,000	3,071,697
Ford Credit Auto Owner Trust
Series 2024-C, Class A2B, 3.99% (30 day avg SOFR US + 0.40%), 08/15/2027	10,224	10,225
Series 2024-D, Class A2A, 4.59%, 10/15/2027	66,590	66,620
Series 2024-D, Class A2B, 3.91% (30 day avg SOFR US + 0.32%), 10/15/2027	79,511	79,513
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class A2A, 4.40%, 02/16/2028	217,126	217,252
Series 2025-3, Class A2A, 4.32%, 06/16/2028	679,467	679,829
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	3,135,000	3,134,506
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	2,040,000	2,041,384
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	3,275,000	3,281,965
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	2,260,000	2,278,128
Series 2025-5A, Class A, 4.62%, 05/25/2030(a)	1,020,000	1,009,336
Series 2026-1A, Class A, 5.09%, 11/25/2030(a)	1,640,000	1,641,194
Series 2026-2A, Class A, 5.40%, 11/25/2032(a)	1,910,000	1,916,571
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	3,725,000	3,696,596

The accompanying notes are an integral part of these financial statements.

33

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	$412,657	$414,599
Series 2025-2, Class A2A, 4.30%, 01/18/2028	519,824	520,090
Series 2025-3, Class A2A, 4.19%, 03/21/2028	2,180,397	2,180,311
Hyundai Auto Receivables Trust
Series 2025-B, Class A2A, 4.45%, 08/15/2028	1,184,079	1,185,207
Series 2025-C, Class A2A, 3.97%, 07/17/2028	3,905,028	3,901,470
Series 2026-B, Class A2A, 4.19%, 05/15/2029	3,255,000	3,253,296
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	518,331	504,292
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028	2,151,488	2,154,008
Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A2A, 4.10%, 10/20/2028	1,310,000	1,308,169
Progress Residential Trust
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(a)	636,448	635,217
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	661,917	619,020
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	2,554,851	2,532,019
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	403,605	377,249
Series 2022-SFR1, Class A, 2.71%, 02/17/2041(a)	1,727,123	1,631,596
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(a)	2,829,757	2,785,109
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	748,814	736,910
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(a)	2,133,364	2,024,268
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(a)	805,900	764,531
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	1,115,000	1,050,387
Series 2025-SFR4, Class A, 4.30%, 08/17/2042(a)	1,535,000	1,495,699
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	1,787,215	1,707,767
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	2,265,000	2,173,191
Series 2026-SFR1, Class A, 3.85%, 02/17/2043(a)	1,010,000	960,627
Series 2026-SFR2, Class A, 4.24%, 05/17/2043(a)	730,000	704,379
Series 2026-SFR3, Class A, 4.00%, 07/17/2043(a)	1,410,000	1,343,433

	Par	Value
STAR Trust
Series 2025-SFR5, Class A, 5.08% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	$1,033,636	$1,034,440
Series 2026-SFR7, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 05/17/2043(a)	1,074,015	1,076,733
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	435,245	435,634
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(a)	822,439	786,046
Tricon Residential Trust
Series 2023-SFR1, Class A, 5.10%, 07/17/2040(a)	512,869	511,681
Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	1,350,770	1,350,765
Series 2025-SFR2, Class A, 5.20%, 08/17/2044(a)	1,312,942	1,302,517
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(a)	337,345	337,485
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	410,149	410,427
Series 2025-C, Class A2A, 4.19%, 10/16/2028	1,100,333	1,100,537
TOTAL ASSET-BACKED SECURITIES (Cost $88,813,220)		88,877,430
AGENCY MORTGAGE-BACKED SECURITIES — 12.6%
Fannie Mae Pool
5.00%, 08/15/2056(d)	22,595,000	22,176,680
5.50%, 08/15/2056(d)	24,870,000	24,914,492
Pool BM7908, 2.00%, 02/01/2052	2,403,752	1,885,268
Pool BO6601, 2.00%, 03/01/2051	1,313,348	1,030,077
Pool BO6629, 2.00%, 04/01/2051	143,385	112,461
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,045,224	1,762,408
Fannie Mae REMIC, Series 2026-56, Class FB, 4.59% (30 day avg SOFR US + 1.00%), 02/25/2056	705,000	706,395
Federal Home Loan Mortgage Corp.
Series 5670, Class AB, 5.00%, 07/25/2055	1,506,894	1,498,241

The accompanying notes are an integral part of these financial statements.

34

Carillon Reams Core Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
Series 5677, Class FC, 4.59% (30 day avg SOFR US + 1.00%), 07/25/2055	$1,480,000	$1,482,564
Series 5656, Class DA, 4.50%, 04/25/2051	818,119	804,651
Series 9118, Class SE, 2.00%, 02/01/2052	943,817	740,224
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $57,647,059)		57,113,461
SHORT-TERM INVESTMENTS — 1.2%
U.S. Treasury Bills — 1.2%
3.62%, 07/14/2026(e)	5,665,000	5,657,682
TOTAL SHORT-TERM INVESTMENTS (Cost $5,657,625)		5,657,682
TOTAL INVESTMENTS — 105.2% (Cost $480,989,507)		$476,399,922
Liabilities in Excess of Other Assets — (5.2)%		(23,544,884)
TOTAL NET ASSETS — 100.0%		$452,855,038

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	To-be-announced security.
(e)	Zero Coupon instrument. The rate shown is the annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

35

CARILLON REAMS CORE BOND FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$20,720,000	$457,933	$329,043	$128,890
						$457,933	$329,043	$128,890

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $3,265 of variation margin related to swap contracts due from the Fund to the broker as of the date of this report.
The accompanying notes are an integral part of these financial statements.

36

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES — 30.1%
U.S. Treasury Bonds
2.38%, 02/15/2042	$16,705,000	$12,182,904
4.63%, 11/15/2045	126,531,000	121,529,072
4.25%, 08/15/2054	113,316,000	101,169,941
4.75%, 02/15/2056	48,848,000	47,451,253
U.S. Treasury Notes
4.38%, 12/31/2029	1,710,000	1,721,022
3.88%, 08/31/2032	91,735,000	89,756,964
4.25%, 05/31/2033	68,825,000	68,566,906
3.88%, 08/15/2034	56,082,000	54,169,516
4.25%, 08/15/2035	146,484,000	144,618,617
TOTAL U.S. TREASURY SECURITIES (Cost $658,428,453)		641,166,195
CORPORATE BONDS — 21.8%
Airlines — 1.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,524,373	1,533,976
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	7,184,189	7,181,434
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	1,491,268	1,434,525
Series 2019-1, Class AA, 3.15%, 02/15/2032	2,003,040	1,878,323
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	1,165,486	1,094,722
Series 2021-1, Class A, 2.90%, 03/15/2035(a)	570,232	520,907
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	6,851,611	6,615,319
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	1,823,139	1,787,175
Series 2016-2, Class AA, 2.88%, 10/07/2028	1,179,034	1,134,922

	Par	Value
Series 2018-1, Class AA, 3.50%, 03/01/2030	$3,287,678	$3,169,698
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,008,702	978,852
		27,329,853
Auto Manufacturers — 2.1%
American Honda Finance Corp., 5.20%, 03/05/2035	5,310,000	5,280,184
Ford Motor Credit Co. LLC, 5.42%, 04/09/2031	6,235,000	6,181,953
General Motors Financial Co., Inc., 6.00%, 01/09/2028	16,995,000	17,312,755
Toyota Motor Credit Corp., 4.80%, 05/15/2030	4,495,000	4,521,500
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(a)	8,180,000	8,230,658
3.75%, 05/13/2030(a)	4,055,000	3,872,262
		45,399,312
Banks — 6.2%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	9,825,000	9,878,671
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	14,728,000	15,039,673
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	5,330,000	5,292,560
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	9,025,000	8,978,932
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,730,000	2,776,501
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	12,005,000	12,091,590
HSBC Holdings PLC, 4.95%, 03/31/2030	6,135,000	6,190,313
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,355,000	3,354,007
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	9,350,000	9,338,847

The accompanying notes are an integral part of these financial statements.

37

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	$14,730,000	$15,053,771
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	8,400,000	8,381,007
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	4,645,000	4,894,921
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	9,805,000	9,971,612
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	11,440,000	11,316,700
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	9,880,000	9,862,664
		132,421,769
Capital Markets — 2.2%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	14,730,000	15,040,514
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	5,365,000	5,374,492
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	4,940,000	4,934,396
The Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	14,730,000	14,959,526
UBS Group AG
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030(a)(b)	1,210,000	1,148,914
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(a)	4,655,000	4,850,769
		46,308,611

	Par	Value
Consumer Finance — 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	$6,420,000	$6,456,498
Containers & Packaging — 0.2%
Sonoco Products Co., 3.13%, 05/01/2030	5,500,000	5,169,807
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035	6,125,000	6,123,317
Electric — 4.6%
Appalachian Power Co., 2.70%, 04/01/2031	8,115,000	7,394,269
DTE Electric Co., 5.20%, 04/01/2033	7,735,000	7,900,827
Duke Energy Florida LLC
5.88%, 11/15/2033	2,400,000	2,529,928
5.65%, 04/01/2040	6,046,000	6,168,319
Duke Energy Indiana LLC, 5.25%, 03/01/2034	4,530,000	4,600,796
Duke Energy Progress LLC, 5.25%, 03/15/2033	8,400,000	8,568,559
Entergy Arkansas LLC
5.30%, 09/15/2033	6,130,000	6,267,054
5.45%, 06/01/2034	5,455,000	5,609,842
3.35%, 06/15/2052	5,930,000	3,997,964
Entergy Louisiana LLC, 5.35%, 03/15/2034	5,700,000	5,841,235
Indianapolis Power & Light Co., 5.65%, 12/01/2032(a)	6,805,000	7,051,419
MidAmerican Energy Co., 5.35%, 01/15/2034	3,940,000	4,039,736
Monongahela Power Co., 5.85%, 02/15/2034(a)	5,520,000	5,762,593
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	13,280,000	13,566,759
San Diego Gas & Electric Co., 5.40%, 04/15/2035	6,605,000	6,711,260
Wisconsin Public Service Corp., 2.85%, 12/01/2051	3,980,000	2,468,544
		98,479,104
Electric Utilities — 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	8,270,000	8,024,232
Union Electric Co., 5.20%, 04/01/2034	6,565,000	6,650,537
Virginia Electric and Power Co., 5.15%, 03/15/2035	6,965,000	6,965,920

The accompanying notes are an integral part of these financial statements.

38

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Electric Utilities — (Continued)
Wisconsin Power and Light Co.
1.95%, 09/16/2031	$4,850,000	$4,204,175
3.95%, 09/01/2032	7,150,000	6,795,696
4.95%, 04/01/2033	5,725,000	5,725,723
		38,366,283
Ground Transportation — 0.3%
Union Pacific Corp., 5.10%, 02/20/2035	5,390,000	5,467,866
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., 4.95%, 03/03/2035	5,375,000	5,351,997
Insurance — 0.4%
MetLife, Inc., 5.38%, 07/15/2033	9,195,000	9,485,182
Multi-Utilities — 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030	4,840,000	4,620,537
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	11,120,000	11,265,781
Pipelines — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	8,130,000	7,945,650
Tobacco — 0.3%
Altria Group, Inc., 2.45%, 02/04/2032	6,175,000	5,432,724
Transportation — 0.4%
Canadian Pacific Railway Co., 5.20%, 03/30/2035	8,715,000	8,811,004
TOTAL CORPORATE BONDS (Cost $465,861,378)		464,435,295
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070(a)(c)	1,377,677	1,364,815
Series 2026-1, Class A1, 4.75%, 02/25/2071(a)(c)	3,945,549	3,889,820
BANK5 Trust, Series 2026-5YR23, Class A3, 5.61%, 07/15/2031	6,445,000	6,616,951

	Par	Value
Barclays Mortgage Loan Trust
Series 2026-NQM1, Class A1, 4.84%, 12/25/2065(a)(d)	$5,204,478	$5,149,792
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065(a)(c)	2,154,248	2,122,831
BBCMS Mortgage Trust, Series 2025-5C37, Class A3, 5.02%, 09/15/2058	4,430,000	4,451,034
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	1,115,631	1,113,029
Series 2021-B23, Class A2, 1.62%, 02/15/2054	3,856,138	3,472,767
Series 2021-B24, Class A2, 1.95%, 03/15/2054	855,529	801,868
Series 2022-B33, Class A2, 3.32%, 03/15/2055	8,420,000	8,307,718
Series 2025-V17, Class A3, 5.07%, 09/15/2058	4,435,000	4,460,909
Series 2025-V18, Class A3, 5.18%, 10/15/2058	3,015,000	3,044,306
BMO Mortgage Trust, Series 2025-5C12, Class A3, 5.18%, 10/15/2058	2,425,000	2,445,243
BRAVO Residential Funding Trust, Series 2026-NQM2, Class A1, 4.62%, 11/25/2065(a)(c)	1,820,315	1,790,787
Chase Home Lending Mortgage Trust, Series 2026-1, Class A11, 4.73% (30 day avg SOFR US + 1.10%), 11/25/2056(a)	8,408,847	8,340,348
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(a)(c)	8,166,745	6,750,329
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(a)(c)	3,869,556	3,188,661

The accompanying notes are an integral part of these financial statements.

39

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, 4.80%, 12/25/2070(a)(c)	$4,913,471	$4,851,233
EFMT, Series 2026-AE2, Class A29, 5.43% (30 day avg SOFR US + 1.80%), 04/25/2061(a)	8,385,032	8,386,293
Flagstar Mortgage Trust
Series 2021-12, Class A19, 5.00%, 11/25/2051(a)(c)	1,372,941	1,349,421
Series 2021-12, Class A2, 2.50%, 11/25/2051(a)(c)	8,671,602	7,162,206
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(a)(c)	1,928,350	1,859,866
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(a)(c)	7,348,027	6,073,240
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(a)(c)	1,926,016	1,589,614
Series 2021-7, Class A1, 2.50%, 08/25/2051(a)(c)	10,729,780	8,841,747
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(a)(c)	1,760,307	1,449,504
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(c)	2,351,646	2,017,564
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(a)(c)	1,374,002	1,133,054
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(c)	7,907,632	6,520,965
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(a)(c)	2,333,882	1,930,442
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(c)	5,450,305	5,187,148
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(c)	2,325,398	1,923,541
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(c)	2,566,588	2,204,925

	Par	Value
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047(a)(c)	$1,984,897	$1,794,753
Series 2020-9, Class A4, 2.50%, 05/25/2051(a)(c)	2,835,294	2,627,085
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(c)	4,529,550	3,728,445
Series 2021-10, Class A3A, 2.00%, 12/25/2051(a)(c)	10,533,712	8,349,083
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(c)	759,563	625,225
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(c)	3,596,562	2,841,845
Series 2021-14, Class A12, 5.00%, 05/25/2052(a)(c)	3,002,600	2,914,249
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(c)	2,733,449	2,146,047
Series 2021-15, Class A12, 5.00%, 06/25/2052(a)(c)	1,484,236	1,462,443
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(c)	8,230,109	7,054,751
Series 2021-15, Class A3, 2.50%, 06/25/2052(a)(c)	4,239,644	3,488,540
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(c)	6,080,067	5,004,735
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(c)	2,988,368	2,471,793
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(c)	1,813,677	1,499,118
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(c)	9,403,844	7,766,992
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(a)(c)	2,820,805	2,324,450
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(c)	6,362,595	5,481,936
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(c)	1,793,383	1,539,508
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(c)	877,476	753,214

The accompanying notes are an integral part of these financial statements.

40

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-7, Class 1A2, 3.00%, 12/25/2052(a)(c)	$2,615,492	$2,241,968
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(c)	6,483,555	5,594,096
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(c)	4,387,595	3,771,963
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(d)	7,232,842	7,157,971
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(d)	5,782,774	5,765,108
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(d)	4,727,592	4,703,439
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(a)(c)	1,286,884	1,270,159
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2066(a)(d)	802,125	793,811
Series 2026-4MPR, Class A1A, 5.63%, 06/01/2056(a)(d)	11,625,101	11,614,415
Series 2026-LTV1, Class A1, 5.42%, 09/25/2056(a)(c)	7,624,116	7,593,835
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066(a)(c)	3,393,103	3,342,432
Mello Mortgage Capital Acceptance
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(a)(c)	4,351,704	3,588,798
Series 2022-INV1, Class A2, 3.00%, 03/25/2052(a)(c)	3,759,395	3,237,922
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-4, Class A3, 2.50%, 07/25/2051(a)(c)	2,560,175	2,116,082
Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(c)	602,696	553,271
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(c)	2,183,821	1,803,046

	Par	Value
Series 2022-INV4, Class A1, 3.50%, 06/25/2052(a)(c)	$2,352,446	$2,088,347
Series 2022-J1, Class A2, 2.50%, 02/25/2052(a)(c)	3,174,101	2,621,611
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(c)	5,593,176	4,787,132
Series 2023-J1, Class A1, 4.50%, 01/25/2053(a)(c)	2,540,424	2,392,960
Series 2026-INV1, Class AF, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2056(a)	5,116,203	5,065,589
Series 2026-AHC1, Class AF, 5.38% (30 day avg SOFR US + 1.75%), 04/25/2056(a)	9,274,269	9,313,064
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066(a)(c)	4,001,214	3,939,438
Series 2026-NQM5, Class A1LC, 5.39%, 01/25/2066(a)(d)	2,465,000	2,453,328
Series 2026-NQM7, Class A1LC, 5.22%, 04/25/2066(a)(d)	2,610,000	2,585,048
PMT Loan Trust, Series 2026-J2, Class A24, 4.98% (30 day avg SOFR US + 1.35%), 03/25/2057(a)	6,044,360	6,044,301
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(c)	3,646,571	3,240,030
PRPM LLC, Series 2026-NQM2, Class A1, 5.26%, 04/25/2071(a)(c)	6,943,524	6,892,334
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(a)(c)	1,095,000	1,106,852
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051(a)(c)	5,103,577	4,215,238
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(c)	4,572,943	3,782,684
Series 2025-S2, Class A1, 4.00%, 11/25/2055(a)(c)	3,908,991	3,588,430

The accompanying notes are an integral part of these financial statements.

41

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2026-INV3, Class A26F, 5.23% (30 day avg SOFR US + 1.60%), 05/25/2056(a)	$7,317,209	$7,312,428
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	11,380,000	10,135,217
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(a)(c)	1,996,133	1,924,753
Verus Securitization Trust
Series 2025-9, Class A1, 4.94%, 10/27/2070(a)(c)	5,903,362	5,857,664
Series 2026-2, Class A1, 4.59%, 02/25/2071(a)(c)	10,129,282	9,988,151
Series 2026-R3, Class A1LC, 5.19%, 02/27/2068(a)(d)	1,990,000	1,962,725
Series 2026-R4, Class A1LC, 5.28%, 12/27/2067(a)(d)	1,200,000	1,190,940
Series 2026-R5, Class A1, 5.46%, 03/25/2068(a)(c)	6,125,959	6,129,308
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	1,630,000	1,642,079
Series 2026-5C10, Class A3, 5.79%, 06/15/2059	9,985,000	10,288,136
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(a)(c)	898,169	738,419
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $383,511,604)		380,100,705
ASSET-BACKED SECURITIES — 17.2%
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	3,635,000	3,600,113
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	945,000	925,355

	Par	Value
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)(d)	$2,080,000	$2,038,518
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	1,620,000	1,581,338
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(a)	3,730,000	3,557,318
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	2,380,000	2,312,436
Series 2026-SFR1, Class A, 3.78%, 04/17/2043(a)	4,320,000	4,088,013
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	5,560,000	5,545,447
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,705,000	2,738,117
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	1,960,000	1,989,697
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	2,135,000	2,161,046
Series 2025-1A, Class A, 4.80%, 08/20/2029(a)	5,545,000	5,544,773
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	12,180,000	12,267,491
Series 2025-4A, Class A, 4.40%, 02/20/2032(a)	19,365,000	18,961,019
Series 2026-1A, Class A, 4.28%, 08/20/2030(a)	6,625,000	6,529,518
Series 2026-2A, Class A, 4.60%, 08/20/2032(a)	7,575,000	7,457,427
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	511,407	513,087
Series 2025-A, Class A2B, 3.93% (30 day avg SOFR US + 0.30%), 10/25/2027	879,647	879,664
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	7,718,989	7,399,157

The accompanying notes are an integral part of these financial statements.

42

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	$3,592,211	$3,594,809
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	8,980,488	8,940,994
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	1,105,410	1,097,445
Series 2021-SFR3, Class A, 2.14%, 12/17/2038(a)	717,189	708,149
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	1,263,017	1,260,678
Ford Credit Auto Owner Trust
Series 2024-C, Class A2B, 3.99% (30 day avg SOFR US + 0.40%), 08/15/2027	37,505	37,507
Series 2024-D, Class A2A, 4.59%, 10/15/2027	249,961	250,072
Series 2024-D, Class A2B, 3.91% (30 day avg SOFR US + 0.32%), 10/15/2027	288,723	288,732
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038(a)	2,005,000	1,989,464
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A2B, 3.92% (30 day avg SOFR US + 0.33%), 01/18/2028	489,799	489,809
Series 2025-2, Class A2A, 4.40%, 02/16/2028	774,328	774,778
Series 2025-3, Class A2A, 4.32%, 06/16/2028	2,185,104	2,186,267
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	11,545,000	11,543,182
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	9,615,000	9,621,525
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	13,205,000	13,233,084

	Par	Value
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	$8,700,000	$8,769,784
Series 2025-5A, Class A, 4.62%, 05/25/2030(a)	4,380,000	4,334,206
Series 2026-1A, Class A, 5.09%, 11/25/2030(a)	7,710,000	7,715,612
Series 2026-2A, Class A, 5.40%, 11/25/2032(a)	8,985,000	9,015,914
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	16,390,000	16,265,021
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	2,301,304	2,157,768
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	1,596,265	1,603,777
Series 2025-2, Class A2A, 4.30%, 01/18/2028	1,862,703	1,863,655
Hyundai Auto Receivables Trust
Series 2025-A, Class A2A, 4.33%, 12/15/2027	2,067,714	2,068,620
Series 2025-C, Class A2A, 3.97%, 07/17/2028	16,202,778	16,188,017
Series 2026-B, Class A2A, 4.19%, 05/15/2029	15,325,000	15,316,977
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	2,721,239	2,647,536
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A2B, 3.91% (30 day avg SOFR US + 0.32%), 02/15/2028	1,069,006	1,069,031
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028	8,402,590	8,412,434
Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A2A, 4.10%, 10/20/2028	6,145,000	6,136,410

The accompanying notes are an integral part of these financial statements.

43

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Progress Residential Trust
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(a)	$2,419,345	$2,414,664
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	2,474,781	2,314,395
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	11,251,265	11,150,715
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	1,515,979	1,416,985
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(a)	8,815,601	8,676,508
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	959,265	944,015
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(a)	12,831,087	12,174,932
Series 2024-SFR5, Class A, 3.00%, 08/17/2041(a)	1,196,657	1,131,471
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(a)	3,129,080	2,968,458
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	4,135,000	3,895,382
Series 2025-SFR4, Class A, 4.30%, 08/17/2042(a)	6,685,000	6,513,843
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	7,278,656	6,955,095
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	10,800,000	10,362,234
Series 2026-SFR1, Class A, 3.85%, 02/17/2043(a)	4,385,000	4,170,642
Series 2026-SFR2, Class A, 4.24%, 05/17/2043(a)	3,515,000	3,391,632
Series 2026-SFR3, Class A, 4.00%, 07/17/2043(a)	6,635,000	6,321,756
STAR Trust
Series 2025-SFR5, Class A, 5.08% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	4,264,372	4,267,690

	Par	Value
Series 2026-SFR7, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 05/17/2043(a)	$5,230,202	$5,243,439
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	1,560,277	1,561,670
Tricon Residential Trust
Series 2023-SFR1, Class A, 5.10%, 07/17/2040(a)	2,205,833	2,200,726
Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	5,913,918	5,913,896
Series 2025-SFR2, Class A, 5.20%, 08/17/2044(a)	5,739,148	5,693,579
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(a)	1,261,987	1,262,509
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	1,465,904	1,466,896
Series 2025-C, Class A2A, 4.19%, 10/16/2028	4,207,333	4,208,116
TOTAL ASSET-BACKED SECURITIES (Cost $366,018,810)		366,292,039
AGENCY MORTGAGE-BACKED SECURITIES — 9.8%
Fannie Mae Pool
5.00%, 08/15/2056(e)	60,585,000	59,463,338
5.50%, 08/15/2056(e)	119,205,000	119,418,257
Pool BM7908, 2.00%, 02/01/2052	11,568,055	9,072,854
Pool BO6601, 2.00%, 03/01/2051	6,318,662	4,955,813
Pool BO6629, 2.00%, 04/01/2051	682,967	535,667
Federal Home Loan Mortgage Corp.,
Series 5656, Class DA, 4.50%, 04/25/2051	3,958,323	3,893,164
Series 5670, Class AB, 5.00%, 07/25/2055	7,316,367	7,274,355

The accompanying notes are an integral part of these financial statements.

44

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
Series 9118, Class SE, 2.00%, 02/01/2052		$4,544,841	$3,564,465
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $209,582,105)			208,177,913
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/2026(f)	BRL	94,000	18,199,301
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	216,843,000	36,521,581
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $51,023,189)			54,720,882
MEDIUM-TERM NOTES — 0.9%
BNP Paribas Issuance BV
08/13/2026(a)(h)		1,249,000	1,494,429
09/23/2026(a)(i)		365,000	429,386
Citigroup Global Markets Holdings, Inc.
07/02/2026(j)		1,103,000	1,417,388
07/22/2026(a)(k)		1,177,000	1,444,532
07/23/2026(l)		281,000	99,884
07/27/2026(m)		1,076,000	1,309,019
08/04/2026(m)		1,061,000	1,293,635
08/13/2026(n)		1,229,000	1,388,254
10/01/2026(o)		1,224,000	1,224,000
Morgan Stanley Finance LLC
07/02/2026(a)(p)	EUR	1,033,000	1,269,603
07/13/2026(a)(m)		1,165,000	1,420,298
07/20/2026(a)(q)		94,000	21,848
07/22/2026(a)(r)		1,074,000	704,748
10/02/2026(a)(s)		1,260,000	1,260,000
Nomura International Funding Pte Ltd.
07/10/2026(a)(t)		1,106,000	1,465,826
07/13/2026(a)(u)		1,048,000	813,321
07/27/2026(a)(u)		977,000	803,192
08/03/2026(a)(u)		961,000	877,038
10/02/2026(v)	EUR	1,123,000	1,276,078
TOTAL MEDIUM-TERM NOTES (Cost $18,927,031)			20,012,479

	Par	Value
SHORT-TERM INVESTMENTS — 2.9%
U.S. Treasury Bills — 2.9%
3.80%, 11/05/2026(g)	$63,010,000	$62,175,318
TOTAL SHORT-TERM INVESTMENTS (Cost $62,177,419)		62,175,318
TOTAL INVESTMENTS — 103.2% (Cost $2,215,529,989)		$2,197,080,826
Liabilities in Excess of Other Assets — (3.2)%		(67,603,862)
TOTAL NET ASSETS — 100.0%		$2,129,476,964

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	To-be-announced security.
(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of June 30, 2026.
(g)	The rate shown is the annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

45

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Fixing Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCNH Fixing Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 5Y5Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Spot Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the EURUSD Currency, S&P 500® Index, and the GBPUSD Currency (each, an “underlying”) from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Spot Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS10 Rate from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(q)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the EURUSD Spot Rate and the EURGBP Spot Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(r)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Spot Rate from its initial underlying value to its final underlying value.

(s)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 10-year USD SOFR ICE Swap Rate from its initial underlying value to its final underlying value.

(t)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(u)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 3 Months USDJPY from its initial underlying value to its final underlying value.

(v)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y EUR CMS Rate and the 5Y EUR CMS Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

46

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	2,598	09/30/2026	$535,533,046	$374,132
Net Unrealized Appreciation (Depreciation)				$374,132

There is $303,330 of variation margin due to the broker from the Fund as of the date of this report.
CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	08/18/2026	USD	26,441,597	JPY	4,258,657,174	$143,657
Goldman Sachs	07/01/2026	BRL	88,180,285	USD	17,050,541	26,676
Goldman Sachs	08/04/2026	USD	4,035,317	BRL	20,610,379	77,351
Goldman Sachs	09/02/2026	USD	11,715,693	BRL	60,526,786	174,266
J.P. Morgan Securities, Inc.	07/01/2026	BRL	88,180,285	USD	17,076,627	590
J.P. Morgan Securities, Inc.	09/02/2026	USD	24,093,850	BRL	124,466,422	360,223
J.P. Morgan Securities, Inc.	08/24/2026	USD	21,812,979	CHF	17,022,303	614,033
J.P. Morgan Securities, Inc.	07/02/2026	USD	1,198,964	EUR	1,033,000	18,566
Barclays Capital, Inc.	08/28/2026	CAD	25,656,852	USD	18,619,446	(480,425)
Barclays Capital, Inc.	08/18/2026	JPY	4,258,657,174	USD	27,142,147	(844,207)
Barclays Capital, Inc.	07/27/2026	KRW	24,213,008,820	USD	16,415,599	(780,374)
Goldman Sachs	07/01/2026	USD	15,631,124	BRL	88,180,285	(1,446,093)
J.P. Morgan Securities, Inc.	07/01/2026	USD	17,050,541	BRL	88,180,285	(26,676)
Net Unrealized Appreciation (Depreciation)						$(2,162,413)

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
KRW - South Korean Won
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

47

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$100,250,000	$2,215,626	$1,602,900	$612,726
CDX North American High Yield Index Series 46	5.00%	Quarterly	B2/B	06/20/2031	38,842,650	3,192,089	1,576,670	1,615,419
						$5,407,715	$3,179,570	$2,228,145

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $39,833 of variation margin related to swap contracts due to the broker from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

48

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 29.9%
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070(a)(b)	$7,373,852	$7,305,010
Series 2026-2, Class A1, 4.69%, 02/25/2071(a)(b)	12,926,760	12,728,999
BANK
Series 2021-BN35, Class A2, 1.87%, 06/15/2064	1,998,763	1,992,185
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,390,000	1,447,388
BANK5 Trust, Series 2026-5YR22, Class A3, 5.71%, 06/15/2059(b)	7,435,000	7,667,855
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.70%, 12/25/2065(a)(b)	11,855,437	11,682,539
BBCMS Mortgage Trust
Series 2022-C18, Class A2, 5.50%, 12/15/2055(b)	6,258,040	6,288,435
Series 2024-C24, Class A5, 5.42%, 02/15/2057	5,700,000	5,824,999
Series 2026-5C42, Class A3, 5.60%, 06/15/2059	4,380,000	4,503,947
Benchmark Mortgage Trust
Series 2021-B28, Class A2, 1.79%, 08/15/2054	2,118,381	2,108,086
Series 2025-V16, Class A3, 5.44%, 08/15/2058(b)	5,500,000	5,599,815
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	1,810,000	1,888,448
Series 2025-C11, Class A5, 5.69%, 02/15/2058	2,030,000	2,110,072
Series 2025-C13, Class A5, 5.35%, 10/15/2058	6,310,000	6,416,748
BRAVO Residential Funding Trust
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065(a)(c)	3,140,925	3,119,398
Series 2026-NQM1, Class A1, 4.83%, 12/25/2065(a)(b)	6,409,590	6,339,769

	Par	Value
Series 2026-NQM3, Class A1, 4.99%, 11/25/2065(a)(b)	$20,414,260	$20,223,036
Series 2026-NQM3, Class A1LC, 5.05%, 11/25/2065(a)(c)	3,005,000	2,961,438
Chase Home Lending Mortgage Trust
Series 2025-11, Class A11, 4.93% (30 day avg SOFR US + 1.30%), 02/25/2056(a)	8,172,899	8,189,463
Series 2025-3, Class A11, 4.93% (30 day avg SOFR US + 1.30%), 02/25/2056(a)	2,072,739	2,071,900
Series 2025-4, Class A11, 5.13% (30 day avg SOFR US + 1.50%), 03/25/2056(a)	5,934,369	5,953,062
Series 2025-5, Class A11, 5.13% (30 day avg SOFR US + 1.50%), 04/25/2056(a)	2,054,466	2,060,878
Series 2025-9, Class A11, 4.93% (30 day avg SOFR US + 1.30%), 06/25/2056(a)	1,468,633	1,471,535
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1, Class A3A, 2.50%, 04/25/2051(a)(b)	3,826,806	3,163,096
Series 2021-J2, Class A7A, 2.50%, 07/25/2051(a)(b)	1,483,833	1,325,449
COLT Mortgage Loan Trust
Series 2025-10, Class A1, 5.09%, 10/25/2070(a)(b)	3,288,588	3,266,177
Series 2026-2, Class A1, 4.83%, 03/25/2071(a)(b)	25,725,231	25,432,455
Series 2026-5, Class A1, 5.41%, 07/27/2071(a)(b)	4,745,000	4,739,228
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048(a)(b)	1,785,287	1,616,298
EFMT
Series 2026-AE2, Class A29, 5.43% (30 day avg SOFR US + 1.80%), 04/25/2061(a)	10,185,347	10,186,879
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(a)(b)	11,618,865	11,505,369

The accompanying notes are an integral part of these financial statements.

49

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(b)	$4,842,421	$3,999,540
Series 2021-8INV, Class A3, 2.50%, 09/25/2051(a)(b)	1,298,082	1,072,947
GCAT Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051(a)(b)	4,189,929	3,612,507
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(a)(b)	2,671,185	2,199,555
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(b)	3,368,562	2,890,014
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(a)(b)	2,530,624	2,088,630
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	9,971,645	8,223,037
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052(a)(b)	3,858,575	3,181,943
Series 2021-PJ7, Class A2, 2.50%, 01/25/2052(a)(b)	3,418,885	2,823,787
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(b)	2,927,719	2,786,360
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(b)	6,066,081	5,017,789
Series 2023-CCM1, Class A1, 6.65%, 08/25/2053(a)(b)	1,218,196	1,214,605
Series 2026-HLTV1, Class A1, 5.63%, 11/25/2066(a)(b)	9,120,000	9,110,789
Series 2026-NQM4, Class A1A, 5.46%, 06/25/2066(a)(c)	9,724,620	9,689,344
HOMES Trust, Series 2026-INV1, Class A1D, 5.08%, 08/25/2060(a)(c)	3,773,980	3,748,385
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040(a)(b)	3,298,000	3,350,071

	Par	Value
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	$1,052,499	$866,352
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(b)	686,592	565,160
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(b)	3,502,359	2,767,410
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(b)	2,663,540	2,091,161
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(b)	3,458,775	2,847,049
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	2,386,876	1,974,275
Series 2021-6, Class A3, 2.50%, 10/25/2051(a)(b)	2,601,547	2,151,968
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(b)	2,224,638	1,837,413
Series 2021-INV4, Class A2, 3.00%, 01/25/2052(a)(b)	7,377,490	6,346,766
Series 2021-INV6, Class A2, 3.00%, 04/25/2052(a)(b)	5,824,563	5,025,363
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(b)	4,740,889	4,084,693
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(b)	1,778,500	1,526,732
Series 2022-6, Class A2, 3.50%, 11/25/2052(a)(b)	2,631,366	2,345,689
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(b)	2,163,733	1,857,322
Series 2022-8, Class A3, 4.00%, 01/25/2053(a)(b)	1,616,353	1,486,792
Series 2022-INV1, Class A3, 3.00%, 03/25/2052(a)(b)	3,210,165	2,755,567
Series 2023-6, Class A4, 6.00%, 12/26/2053(a)(b)	3,641,518	3,645,421
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(b)	6,923,119	5,973,357
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(b)	4,012,992	3,449,921

The accompanying notes are an integral part of these financial statements.

50

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(c)	$7,669,826	$7,590,432
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(c)	5,880,919	5,862,953
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(c)	4,784,059	4,759,618
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(a)(b)	5,419,844	5,349,408
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2066(a)(c)	1,472,829	1,457,562
Series 2026-1, Class A11, 4.73% (30 day avg SOFR US + 1.10%), 07/25/2056(a)	9,220,467	9,160,130
Series 2026-4MPR, Class A1A, 5.63%, 06/01/2056(a)(c)	12,714,494	12,702,807
Series 2026-LTV1, Class A1, 5.42%, 09/25/2056(a)(b)	8,172,680	8,140,221
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, 5.63%, 08/15/2058	6,310,000	6,549,627
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(b)	1,213,218	1,113,727
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(a)(b)	4,507,886	4,471,196
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(b)	2,312,497	1,909,286
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	8,693,308	7,180,133
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(b)	4,389,207	3,756,669
Series 2025-NQM21, Class A1LC, 5.08%, 10/25/2065(a)(c)	2,820,000	2,787,413
Series 2026-AHC1, Class AF, 5.38% (30 day avg SOFR US + 1.75%), 04/25/2056(a)	9,873,242	9,914,543

	Par	Value
Series 2026-INV1, Class AF, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2056(a)	$11,107,731	$10,997,843
Series 2026-NQM1, Class A1, 4.85%, 11/25/2065(a)(b)	5,710,811	5,660,842
Series 2026-NQM2, Class A1, 4.82%, 12/01/2065(a)(b)	6,873,770	6,819,515
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066(a)(b)	10,829,017	10,661,824
Series 2026-NQM6, Class A1LC, 5.06%, 04/26/2066(a)(c)	5,830,000	5,743,321
Series 2026-NQM7, Class A1LC, 5.22%, 04/25/2066(a)(c)	2,850,000	2,822,753
Series 2026-NQM9, Class A1, 5.47%, 04/25/2066(a)(b)	3,815,000	3,813,531
Series 2026-R2, Class A1, 5.36%, 03/25/2063(a)(b)	6,631,467	6,602,522
Series 2026-R2, Class A1LC, 5.36%, 03/25/2063(a)(c)	5,130,000	5,093,166
PMT Loan Trust
Series 2025-J3, Class A35, 5.03% (30 day avg SOFR US + 1.40%), 11/27/2056(a)	8,840,181	8,865,105
Series 2026-CNF2, Class A24, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2057(a)	21,249,658	21,251,692
Series 2026-CNF4, Class A24, 5.23% (30 day avg SOFR US + 1.60%), 05/25/2057(a)	2,930,262	2,928,523
Series 2026-INV3, Class A36, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2057(a)	7,234,148	7,244,381
Series 2026-J1, Class A25, 4.78% (30 day avg SOFR US + 1.15%), 01/25/2057(a)	9,170,907	9,116,650
Series 2026-J2, Class A24, 4.98% (30 day avg SOFR US + 1.35%), 03/25/2057(a)	6,619,116	6,619,051

The accompanying notes are an integral part of these financial statements.

51

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(b)	$3,287,005	$2,920,551
PRPM Trust
Series 2026-NQM1, Class A1, 5.13%, 02/25/2071(a)(b)	24,732,248	24,532,291
Series 2026-NQM2, Class A1, 5.26%, 04/25/2071(a)(b)	7,390,701	7,336,214
Radian Mortgage Capital Trust
Series 2024-J1, Class A25, 4.98% (30 day avg SOFR US + 1.35%), 11/25/2054(a)	2,844,793	2,835,871
Series 2025-J4, Class A25, 5.18% (30 day avg SOFR US + 1.55%), 03/25/2056(a)	11,384,640	11,418,801
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051(a)(b)	4,351,515	3,594,081
Series 2021-J4, Class A1, 2.50%, 11/25/2051(a)(b)	7,084,812	5,856,044
Series 2025-J3, Class A27, 5.18% (30 day avg SOFR US + 1.55%), 11/25/2055(a)	3,986,026	4,009,999
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047(a)(b)	1,695,000	1,713,346
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051(a)(b)	6,395,228	5,285,899
Series 2021-4, Class A1, 2.50%, 06/25/2051(a)(b)	4,691,831	3,875,161
Series 2021-6, Class A1, 2.50%, 10/25/2051(a)(b)	2,260,653	1,868,572
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(b)	1,032,242	853,858
Series 2025-11, Class A2, 5.00%, 11/25/2055(a)(b)	10,046,498	9,812,213

	Par	Value
Series 2025-12, Class A26F, 5.18% (30 day avg SOFR US + 1.55%), 12/25/2055(a)	$3,867,479	$3,878,246
Series 2026-1, Class A26F, 4.88% (30 day avg SOFR US + 1.25%), 02/25/2056(a)	7,347,545	7,331,958
Series 2026-2, Class A26F, 4.78% (30 day avg SOFR US + 1.15%), 03/25/2056(a)	9,372,955	9,307,665
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	3,550,000	3,161,689
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070(a)(b)	6,979,166	6,926,004
Series 2025-9, Class A1, 4.94%, 10/27/2070(a)(b)	2,629,679	2,609,323
Series 2026-1, Class A1, 4.86%, 01/25/2071(a)(b)	7,887,636	7,809,650
Series 2026-2, Class A1, 4.59%, 02/25/2071(a)(b)	6,175,687	6,089,642
Series 2026-3, Class A1LC, 4.93%, 03/25/2071(a)(c)	8,325,000	8,182,287
Series 2026-4, Class A1A, 5.00%, 04/25/2071(a)(c)	3,349,371	3,320,752
Series 2026-4, Class A1LC, 5.00%, 04/25/2071(a)(c)	1,950,000	1,924,213
Series 2026-5, Class A1LC, 5.36%, 05/25/2071(a)(c)	4,090,000	4,074,127
Series 2026-R3, Class A1, 5.19%, 02/27/2068(a)(b)	4,774,624	4,753,935
Series 2026-R4, Class A1LC, 5.28%, 12/27/2067(a)(c)	1,310,000	1,300,110
Series 2026-R5, Class A1, 5.46%, 03/25/2068(a)(b)	6,560,390	6,563,976
Wells Fargo Commercial Mortgage Trust
Series 2025-C65, Class A5, 5.29%, 10/15/2058	5,050,000	5,117,314

The accompanying notes are an integral part of these financial statements.

52

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2026-5C9, Class A3, 5.49%, 05/15/2059	$4,420,000	$4,514,500
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050(a)(b)	8,103,786	6,693,224
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $700,840,312)		696,215,630
U.S. TREASURY SECURITIES — 15.6%
U.S. Treasury Notes
3.75%, 04/30/2028	4,105,000	4,075,335
4.38%, 12/31/2029	1,690,000	1,700,893
3.50%, 02/28/2031	34,245,000	33,240,391
3.75%, 10/31/2032	203,385,000	197,370,842
4.25%, 08/15/2035	129,020,000	127,377,010
TOTAL U.S. TREASURY SECURITIES (Cost $372,108,556)		363,764,471
AGENCY MORTGAGE-BACKED SECURITIES — 15.6%
Fannie Mae REMIC
Series 2025-102, Class DA, 4.50%, 03/25/2054	3,927,795	3,864,251
Series 2025-102, Class FD, 4.68% (30 day avg SOFR US + 1.05%), 12/25/2055	12,240,351	12,263,903
Series 2025-112, Class AC, 4.50%, 07/25/2053	16,778,909	16,516,628
Series 2025-46, Class FG, 4.83% (30 day avg SOFR US + 1.20%), 06/25/2055	4,666,357	4,691,693
Series 2025-60, Class FA, 4.98% (30 day avg SOFR US + 1.35%), 08/25/2055	8,077,701	8,158,832
Series 2025-96, Class FB, 4.73% (30 day avg SOFR US + 1.10%), 11/25/2055	15,204,980	15,252,160
Series 2026-13, Class FA, 4.48% (30 day avg SOFR US + 0.85%), 03/25/2056	21,361,847	21,315,947
Series 2026-20, Class JA, 4.50%, 06/25/2051	20,121,094	19,666,424
Series 2026-20, Class KA, 4.50%, 12/25/2049	21,255,499	20,884,915

	Par	Value
Series 2026-39, Class FB, 4.63% (30 day avg SOFR US + 1.00%), 06/25/2056	$21,374,506	$21,322,055
Series 2026-40, Class FA, 4.63% (30 day avg SOFR US + 1.00%), 02/25/2055	29,298,096	29,275,220
Series 2026-51, Class FC, 4.54% (30 day avg SOFR US + 0.95%), 07/25/2056	13,040,000	13,039,961
Series 2026-56, Class FB, 4.59% (30 day avg SOFR US + 1.00%), 02/25/2056	9,235,000	9,253,276
Federal Home Loan Mortgage Corp.
Series 5494, Class FA, 4.73% (30 day avg SOFR US + 1.10%), 01/25/2055	9,666,956	9,696,143
Series 5494, Class FB, 4.73% (30 day avg SOFR US + 1.10%), 01/25/2055	8,531,457	8,557,936
Series 5499, Class BF, 4.53% (30 day avg SOFR US + 0.90%), 02/25/2055	2,294,079	2,301,959
Series 5499, Class CF, 4.63% (30 day avg SOFR US + 1.00%), 02/25/2055	2,398,521	2,413,308
Series 5513, Class KF, 4.48% (30 day avg SOFR US + 0.85%), 11/25/2054	3,881,208	3,899,083
Series 5530, Class FA, 4.78% (30 day avg SOFR US + 1.15%), 04/25/2055	9,671,117	9,712,298
Series 5563, Class FB, 4.58% (30 day avg SOFR US + 0.95%), 06/25/2055	10,568,844	10,653,212
Series 5575, Class FG, 4.93% (30 day avg SOFR US + 1.30%), 09/25/2055	6,328,527	6,346,851
Series 5598, Class FA, 4.78% (30 day avg SOFR US + 1.15%), 11/25/2055	10,609,529	10,654,049
Series 5609, Class F, 4.68% (30 day avg SOFR US + 1.05%), 12/25/2055	16,928,709	16,917,350

The accompanying notes are an integral part of these financial statements.

53

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
Series 5609, Class FB, 4.58% (30 day avg SOFR US + 0.95%), 12/25/2055	$2,229,704	$2,234,778
Series 5616, Class FA, 4.73% (30 day avg SOFR US + 1.10%), 01/25/2056	10,270,511	10,302,287
Series 5639, Class FA, 4.48% (30 day avg SOFR US + 0.85%), 03/25/2056	8,717,233	8,698,450
Series 5653, Class MT, 5.00%, 02/25/2054	21,122,605	21,017,270
Series 5670, Class FB, 4.63% (30 day avg SOFR US + 1.00%), 07/25/2055	24,837,035	24,815,633
Series 5677, Class FC, 4.59% (30 day avg SOFR US + 1.00%), 07/25/2055	19,375,000	19,408,565
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $362,706,437)		363,134,437
ASSET-BACKED SECURITIES — 12.1%
AMSR Trust
Series 2021-SFR1, Class A, 1.95%, 06/17/2038(a)	2,295,000	2,166,808
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	2,465,000	2,413,756
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	890,000	868,760
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	2,365,000	2,297,862
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	6,090,000	6,182,273
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	11,508,000	11,590,664
Series 2025-3A, Class A, 4.17%, 02/20/2030(a)	14,760,000	14,536,916
Series 2026-1A, Class A, 4.28%, 08/20/2030(a)	7,035,000	6,933,609
Series 2026-2A, Class A, 4.60%, 08/20/2032(a)	8,100,000	7,974,278
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	7,494,599	7,184,065

	Par	Value
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(a)(c)	$1,559,064	$1,551,712
Hertz Vehicle Financing III LLC
Series 2023-4A, Class A, 6.15%, 03/25/2030(a)	11,949,000	12,281,762
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	10,530,000	10,528,341
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	9,390,000	9,396,372
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	12,545,000	12,571,681
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	11,915,000	12,010,571
Series 2026-1A, Class A, 5.09%, 11/25/2030(a)	8,375,000	8,381,096
Series 2026-2A, Class A, 5.40%, 11/25/2032(a)	9,760,000	9,793,580
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041(a)	4,707,579	4,288,032
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	12,347,604	11,577,465
OBX Trust, Series 2026-HE2, Class A1A, 4.95% (30 day avg SOFR US + 1.35%), 06/25/2056(a)	5,495,000	5,494,882
Progress Residential Trust
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	4,749,011	4,441,236
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	4,663,309	4,621,633
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	8,529,843	7,972,842
Series 2024-SFR5, Class A, 3.00%, 08/17/2041(a)	9,874,894	9,336,977
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	4,055,000	3,820,018
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	7,238,718	6,916,933
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	9,525,000	9,138,915
Series 2026-SFR1, Class A, 3.85%, 02/17/2043(a)	4,685,000	4,455,977
Series 2026-SFR3, Class A, 4.00%, 07/17/2043(a)	7,220,000	6,879,138

The accompanying notes are an integral part of these financial statements.

54

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 03/25/2056(a)(c)	$18,073,782	$17,980,700
STAR Trust
Series 2024-SFR4, Class A, 5.38% (1 mo. Term SOFR + 1.75%), 10/17/2041(a)	17,331,662	17,352,371
Series 2025-SFR5, Class A, 5.08% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	8,688,533	8,695,293
Series 2026-SFR7, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 05/17/2043(a)	5,544,914	5,558,947
Towd Point Mortgage Trust, Series 2026-FIX2, Class A1A, 5.31%, 04/25/2066(a)(c)	9,939,925	9,887,400
Tricon Residential Trust
Series 2024-SFR4, Class A, 4.30%, 11/17/2041(a)	2,331,350	2,269,557
Series 2026-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 02/17/2043(a)	2,249,516	2,246,645
TOTAL ASSET-BACKED SECURITIES (Cost $281,526,324)		281,599,067
CORPORATE BONDS — 11.8%
Airlines — 1.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,116,131	1,123,161
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	3,154,353	3,153,143
American Airlines, Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	677,591	651,809
British Airways, Pass Through Trust, Series 2021-1, Class A, 2.90%, 03/15/2035(a)	4,007,696	3,661,033
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	9,788,473	9,450,898

	Par	Value
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	$779,870	$764,486
Series 2016-1, Class AA, 3.10%, 07/07/2028	774,844	758,868
Series 2016-2, Class AA, 2.88%, 10/07/2028	3,095,689	2,979,868
Series 2018-1, Class AA, 3.50%, 03/01/2030	901,550	869,198
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,313,576	4,185,929
Series 2019-2, Class AA, 2.70%, 05/01/2032	192,693	175,568
		27,773,961
Auto Manufacturers — 0.8%
American Honda Finance Corp., 5.20%, 03/05/2035	5,420,000	5,389,567
Ford Motor Credit Co. LLC, 4.27%, 01/09/2027	2,215,000	2,208,503
General Motors Financial Co., Inc.
6.00%, 01/09/2028	7,155,000	7,288,777
4.75%, 04/06/2029	4,825,000	4,822,419
		19,709,266
Banks — 3.9%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	2,925,000	2,937,064
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	8,425,000	8,471,023
4.48% to 04/23/2029 then SOFR + 0.87%, 04/23/2030	7,570,000	7,522,259
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	2,410,000	2,461,000
Citigroup, Inc.
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	4,105,000	4,051,560
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,405,000	2,445,965
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	12,505,000	12,595,196
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	9,380,000	9,443,511
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	3,220,000	3,290,777

The accompanying notes are an integral part of these financial statements.

55

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	$5,275,000	$5,422,901
Morgan Stanley Bank NA, 4.79% to 05/10/2029 then SOFR + 0.97%, 05/10/2030	5,445,000	5,450,378
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	10,695,000	10,797,194
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	4,230,000	4,184,409
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	2,405,000	2,400,780
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	8,340,000	8,548,672
		90,022,689
Capital Markets — 1.1%
Morgan Stanley
4.56% to 04/10/2029 then SOFR + 0.96%, 04/10/2030	7,650,000	7,601,480
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	2,410,000	2,460,804
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	3,225,000	3,230,706
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	8,495,000	8,586,515
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,155,000	3,204,162
		25,083,667
Commercial Services — 0.3%
ERAC USA Finance LLC, 4.60%, 05/01/2028(a)	6,410,000	6,416,667
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035	7,600,000	7,597,912
Electric — 2.1%
Appalachian Power Co., 2.70%, 04/01/2031	6,185,000	5,635,681
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	510,000	487,346

	Par	Value
Duke Energy Florida LLC, 5.88%, 11/15/2033	$4,940,000	$5,207,436
Duke Energy Indiana LLC, 5.25%, 03/01/2034	7,605,000	7,723,852
Entergy Arkansas LLC, 5.30%, 09/15/2033	5,810,000	5,939,900
Entergy Louisiana LLC
2.35%, 06/15/2032	5,485,000	4,804,197
5.35%, 03/15/2034	12,700,000	13,014,682
Public Service Electric and Gas Co., 4.65%, 03/15/2033	5,200,000	5,148,086
		47,961,180
Electric Utilities — 0.6%
Duke Energy Corp., 5.00%, 12/08/2027	3,475,000	3,501,610
Virginia Electric and Power Co., 5.15%, 03/15/2035	4,330,000	4,330,572
Wisconsin Power and Light Co., 5.38%, 03/30/2034	6,350,000	6,443,000
		14,275,182
Ground Transportation — 0.1%
Union Pacific Corp., 5.10%, 02/20/2035	3,185,000	3,231,011
Health Care Equipment & Supplies — 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	10,415,000	10,791,352
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 4.95%, 03/03/2035	3,258,000	3,244,057
Multi-Utilities — 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030	6,090,000	5,813,857
Oil & Gas — 0.1%
Chevron USA, Inc., 4.98%, 04/15/2035	3,240,000	3,261,499
Pipelines — 0.2%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	4,851,000	4,741,002
Transportation — 0.2%
Canadian Pacific Railway Co., 5.20%, 03/30/2035	5,215,000	5,272,448
TOTAL CORPORATE BONDS (Cost $275,935,485)		275,195,750

The accompanying notes are an integral part of these financial statements.

56

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 5.0%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/2026(d)(e)	BRL	199,500,000	$38,625,112
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2037	BRL	34,200,000	5,177,475
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	427,896,000	72,067,987
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $108,329,972)			115,870,574
MEDIUM-TERM NOTES — 2.0%
BNP Paribas Issuance BV
08/13/2026(a)(e)		2,728,000	3,264,052
09/22/2026(a)(f)		1,399,000	1,383,331
09/23/2026(a)(g)		790,000	929,356
Citigroup Global Markets Holdings, Inc.
07/02/2026(h)		2,349,000	3,018,535
07/22/2026(i)		2,515,000	3,086,660
07/23/2026(a)(j)		615,000	218,608
07/27/2026(i)		2,300,000	2,798,088
08/04/2026(i)		2,273,000	2,771,378
08/13/2026(k)		2,685,000	3,032,922
09/22/2026(l)		552,000	540,193
10/01/2026(m)		2,654,000	2,654,000
Morgan Stanley Finance LLC
07/02/2026(a)(n)	EUR	2,200,000	2,703,899
07/13/2026(a)(i)		2,489,000	3,034,439
07/20/2026(a)(o)		205,000	47,648
07/22/2026(a)(p)		2,292,000	1,503,987
10/02/2026(a)(q)		2,731,000	2,731,000
Nomura International Funding Pte Ltd.
07/10/2026(a)(r)		2,363,000	3,131,778
07/13/2026(a)(s)		2,237,000	1,736,069
07/27/2026(a)(s)		2,088,000	1,716,545
08/03/2026(a)(s)		2,058,000	1,878,193
10/02/2026(a)(t)	EUR	2,435,000	2,766,919
TOTAL MEDIUM-TERM NOTES (Cost $42,647,881)			44,947,600

	Par	Value
SHORT-TERM INVESTMENTS — 3.4%
U.S. Treasury Bill — 3.4%
3.80%, 11/05/2026(d)(e)	$81,080,000	$80,005,949
TOTAL SHORT-TERM INVESTMENTS (Cost $80,006,378)		80,005,949
TOTAL INVESTMENTS — 95.4% (Cost $2,224,101,345)		$2,220,733,478
Other Assets in Excess of Liabilities — 4.6%		107,532,782
TOTAL NET ASSETS — 100.0%		$2,328,266,260

Par amount is in USD unless otherwise indicated
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Zero Coupon instrument. The rate shown is the annualized effective yield as of June 30, 2026.
(e)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Fixing Rate from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

57

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD CMS 2Y Rate and the USD CMS 5Y (each, an “underlying”) from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCNH Fixing Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 5Y5Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDCHF Spot Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the EURUSD Currency, S&P 500® Index, and the GBPUSD Currency (each, an “underlying”) from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS Rate from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS10 Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the EURUSD Spot Rate and the EURGBP Spot Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the USDJPY Spot Rate from its initial underlying value to its final underlying value.

(q)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 10-year USD SOFR ICE Swap Rate from its initial underlying value to its final underlying value.

(r)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(s)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 3 Months USDJPY from its initial underlying value to its final underlying value.

(t)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y EUR CMS Rate and the 5Y EUR CMS Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

58

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-BOBL	797	09/08/2026	$105,070,681	$426,612
Euro-Bund	1,784	09/08/2026	259,568,739	2,267,600
U.S. Treasury 2 Year Notes	4,159	09/30/2026	857,306,365	826,122
				$3,520,334

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-Schatz	(1,631)	09/08/2026	$(197,464,305)	$(357,284)
U.S. Treasury 5 Year Note	(1,761)	09/30/2026	(188,509,547)	(120,676)
				$(477,960)
Net Unrealized Appreciation (Depreciation)				$3,042,374

There is $326,095 of variation margin due from the Fund to the broker as of the date of this report.
CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	08/18/2026	USD	23,826,269	JPY	3,837,435,000	$129,448
Goldman Sachs	07/01/2026	BRL	187,148,569	USD	36,187,050	56,615
Goldman Sachs	08/04/2026	USD	10,784,090	BRL	55,079,741	206,715
Goldman Sachs	09/02/2026	USD	17,066,192	BRL	88,169,066	253,852
J.P. Morgan Securities, Inc.	07/01/2026	BRL	187,148,569	USD	36,242,412	1,253
J.P. Morgan Securities, Inc.	09/02/2026	USD	56,443,868	BRL	291,583,377	843,882
J.P. Morgan Securities, Inc.	08/24/2026	USD	34,844,438	CHF	27,191,728	980,867
J.P. Morgan Securities, Inc.	07/02/2026	USD	2,553,458	EUR	2,200,000	39,542
Barclays Capital, Inc.	08/28/2026	CAD	55,085,648	USD	39,976,232	(1,031,479)
Barclays Capital, Inc.	08/18/2026	JPY	8,448,172,923	USD	53,843,628	(1,674,709)
Barclays Capital, Inc.	07/27/2026	KRW	48,116,338,800	USD	32,621,247	(1,550,767)
Goldman Sachs	07/01/2026	USD	33,174,545	BRL	187,148,569	(3,069,121)
J.P. Morgan Securities, Inc.	07/01/2026	USD	36,187,050	BRL	187,148,569	(56,615)
Net Unrealized Appreciation (Depreciation)						$(4,870,517)

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
JPY - Japanese Yen
KRW - South Korean Won
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

59

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INFLATION AND INTEREST RATE SWAP CONTRACTS
June 30, 2026 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR 267,100,000	$5,652,379
Total Unrealized Appreciation (Depreciation)							$5,652,379

EUR - Euro
CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
BUY PROTECTION
June 30, 2026 (Unaudited)

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 44 Version 1 Index	(1.00%)	Quarterly	Baa2/BBB	06/20/2031	$97,210,000	$(1,407,504)	$(363,082)	$(1,044,422)
						$(1,407,504)	$(363,082)	$(1,044,422)

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$211,330,000	$4,670,604	$3,361,605	$1,308,999
CDX North American High Yield Index Series 46	5.00%	Quarterly	B2/B	06/20/2031	84,595,500	6,952,058	3,353,651	3,598,407
						$11,622,662	$6,715,256	$4,907,406

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $18,904 of variation margin related to swap contracts due to the broker from the Fund as of the date of this report
The accompanying notes are an integral part of these financial statements.

60

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$18,916,818	$189,296,426	$45,868,434
Cash	563,602	10,776,859	1,237,776
Receivable for investments sold	—	2,032,805	—
Receivable for fund shares sold	—	462,864	25
Receivable for dividends and interest, net	10,926	86,856	52,620
Receivable for foreign tax reclaims	1,178	—	1,408
Prepaid expenses	30,375	28,837	31,167
Total assets	19,522,899	202,684,647	47,191,430
LIABILITIES
Payable for securities lending collateral received	514,107	958,130	576,135
Payable for investments purchased	—	5,557,032	—
Payable for fund shares redeemed	506	81,527	25,571
Accrued custody fees	985	1,822	1,707
Accrued investment advisory fees, net	1,559	86,063	20,800
Accrued administrative fees	1,538	14,955	3,716
Accrued distribution fees	16	244	14
Accrued shareholder servicing fees	1,394	15,027	3,384
Accrued professional fees	86	1,457	172
Accrued trustees fees	346	2,164	709
Accrued compliance fees	528	528	528
Other accrued expenses	4,375	3,437	4,420
Total liabilities	525,440	6,722,386	637,156
Contingent Liabilities (Note 4)
NET ASSETS	$18,997,459	$195,962,261	$46,554,274
Net Assets Consists of
Paid-in capital	$12,247,008	$126,056,670	$30,214,989
Total distributable earnings (loss)	6,750,451	69,905,591	16,339,285
Net assets	$18,997,459	$195,962,261	$46,554,274
Net assets, at market value
Class A	$16,044	$260,655	$13,326
Class C	16,395	257,949	13,621
Class I	18,951,251	190,692,210	46,501,464
Class R-6	13,769	4,751,447	25,863
NAV, offering and redemption price per share(c)
Class A	$18.76	$26.10	$15.26
Class A maximum offering price(d)	19.70	27.40	16.02
Class C	18.67	25.79	15.24
Class I	18.77	26.21	15.28
Class R-6	18.79	26.22	15.20

The accompanying notes are an integral part of the financial statements.

61

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Shares of beneficial interest outstanding
Class A	855	9,988	873
Class C	878	10,002	894
Class I	1,009,740	7,275,279	3,043,758
Class R-6	733	181,234	1,702
(a) Identified cost	$14,452,668	$135,052,135	$34,485,711
(b) Includes securities on loan, at value	$516,780	$926,479	$579,130
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

62

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$623,523,843	$1,269,829,438	$484,898,119	$5,182,375,795
Cash	18,739,989	52,824,938	19,978,059	108,411,729
Receivable for fund shares sold	719,538	2,376,842	28,165	1,704,886
Receivable for dividends and interest, net	105,276	2,404,359	379,289	1,619,852
Receivable for foreign tax reclaims	—	2,249,682	21,928	16,885
Prepaid expenses	13,350	52,049	8,414	75,805
Total assets	643,101,996	1,329,737,308	505,313,974	5,294,204,952
LIABILITIES
Payable for securities lending collateral received	—	19,999,900	—	38,095,049
Payable for investments purchased	—	715	3,347,228	27,320,803
Payable for fund shares redeemed	295,518	1,857,320	687,286	6,140,309
Accrued custody fees	3,150	37,418	2,748	24,762
Accrued investment advisory fees, net	262,839	684,314	197,547	2,155,754
Accrued administrative fees	52,683	104,542	41,257	418,821
Accrued distribution fees	57,903	8,954	57,433	118,482
Accrued shareholder servicing fees	43,076	116,026	31,142	141,102
Accrued professional fees	3,789	10,190	2,230	15,659
Accrued trustees fees	10,186	15,413	7,464	83,243
Accrued compliance fees	522	528	528	528
Other accrued expenses	21,183	23,384	17,481	145,130
Total liabilities	750,849	22,858,704	4,392,344	74,659,642
Contingent Liabilities (Note 4)
NET ASSETS	$642,351,147	$1,306,878,604	$500,921,630	$5,219,545,310
Net Assets Consists of
Paid-in capital	$194,311,777	$807,267,794	$273,994,511	$3,061,768,809
Total distributable earnings (loss)	448,039,370	499,610,810	226,927,119	2,157,776,501
Net assets	$642,351,147	$1,306,878,604	$500,921,630	$5,219,545,310
Net assets, at market value
Class A	$244,668,771	$34,938,133	$189,563,206	$504,486,702
Class C	8,875,473	2,281,118	22,322,671	21,462,938
Class I	385,297,510	1,239,380,483	275,824,737	1,405,524,373
Class R-6	3,509,393	30,278,870	13,211,016	3,288,071,297
NAV, offering and redemption price per share(c)
Class A	$68.94	$38.52	$20.88	$72.03
Class A maximum offering price(d)	72.38	40.44	21.92	75.62
Class C	34.70	37.64	19.58	50.97
Class I	75.76	38.97	20.80	78.99
Class R-6	74.23	38.57	20.75	80.19

The accompanying notes are an integral part of the financial statements.

63

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Shares of beneficial interest outstanding
Class A	3,549,032	907,002	9,077,674	7,004,185
Class C	255,808	60,598	1,140,172	421,104
Class I	5,086,020	31,801,673	13,258,841	17,794,135
Class R-6	47,278	785,093	636,547	41,004,514
(a) Identified cost	$219,258,037	$775,966,886	$316,303,612	$3,583,164,609
(b) Includes securities on loan, at value	$—	$19,759,248	$—	$38,861,564

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.
The accompanying notes are an integral part of the financial statements.

64

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$502,955,795	$4,247,495,836	$248,200,025	$262,300,809
Cash	9,137,422	33,980,849	9,050,409	2,293,344
Receivable for investments sold	859,279	12,201,488	3,101,215	—
Receivable for fund shares sold	145,435	3,786,168	39,606	28,664
Receivable for dividends and interest, net	73,997	3,428,608	98,834	1,189,944
Receivable for foreign tax reclaims	—	75,460	—	70,162
Prepaid expenses	14,997	85,795	4,985	43,985
Total assets	513,186,925	4,301,054,204	260,495,074	265,926,908
LIABILITIES
Payable for securities lending collateral received	11,221,372	13,131,490	1,686,173	6,231,923
Payable for investments purchased	3,274,435	10,660,179	6,379,169	—
Payable for fund shares redeemed	624,303	3,269,759	100,722	89,519
Accrued custody fees	4,316	19,208	1,947	2,672
Accrued investment advisory fees, net	233,400	2,181,686	118,214	47,475
Accrued administrative fees	39,036	340,791	19,702	21,595
Accrued distribution fees	33,221	23,507	4,573	143
Accrued shareholder servicing fees	38,813	263,966	21,572	18,593
Accrued professional fees	1,431	23,978	505	1,713
Accrued trustees fees	7,217	52,252	2,583	4,162
Accrued compliance fees	528	528	528	528
Other accrued expenses	17,095	75,353	9,567	10,840
Total liabilities	15,495,167	30,042,697	8,345,255	6,429,163
Contingent Liabilities (Note 4)
NET ASSETS	$497,691,758	$4,271,011,507	$252,149,819	$259,497,745
Net Assets Consists of
Paid-in capital	$257,858,740	$2,836,401,793	$135,488,950	$256,594,448
Total distributable earnings (loss)	239,833,018	1,434,609,714	116,660,869	2,903,297
Net assets	$497,691,758	$4,271,011,507	$252,149,819	$259,497,745
Net assets, at market value
Class A	$145,407,093	$41,378,875	$19,620,677	$562,002
Class C	6,016,753	19,026,800	943,559	12,068
Class I	201,258,912	3,606,797,977	226,318,124	258,538,772
Class R-6	145,009,000	603,807,855	5,267,459	384,903
NAV, offering and redemption price per share(c)
Class A	$26.65	$28.14	$28.62	$14.37
Class A maximum offering price(d)	27.98	29.54	30.05	14.93
Class C	3.38	26.86	26.52	14.36
Class I	32.24	28.41	29.31	14.38
Class R-6	33.86	28.38	29.58	14.39

The accompanying notes are an integral part of the financial statements.

65

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
Shares of beneficial interest outstanding
Class A	5,455,156	1,470,250	685,503	39,122
Class C	1,778,879	708,321	35,579	841
Class I	6,242,049	126,940,908	7,721,452	17,981,759
Class R-6	4,282,418	21,274,143	178,056	26,745
(a) Identified cost	$320,950,786	$3,065,400,505	$164,912,972	$255,775,976
(b) Includes securities on loan, at value	$10,797,570	$13,846,843	$1,605,805	$6,139,188
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV except for Carillon Chartwell Real Income Fund which is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

66

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
ASSETS
Investments - unaffiliated, at value(a)	$316,071,948	$476,399,922	$2,197,080,826	$2,220,733,478
Unrealized appreciation - open forward contracts	—	—	1,415,362	2,512,174
Cash	5,215,547	20,542,168	90,959,307	80,744,531
Deposit at broker - open swap contracts	—	486,648	4,912,324	16,150,050
Deposit at broker - open futures contracts	—	—	3,429,652	9,122,949
Segregated cash - open forward contracts and/or TBA transactions	—	270,000	3,447,793	6,850,000
Receivable for investments sold	—	91,018,697	298,910,268	3,158,866
Receivable for fund shares sold	2,434,000	606,925	2,394,329	5,089,917
Receivable for dividends and interest, net	3,929,896	3,209,962	19,024,798	15,408,313
Prepaid expenses	33,187	20,549	24,596	21,667
Total assets	327,684,578	592,554,871	2,621,599,255	2,359,791,945
LIABILITIES
Unrealized depreciation - open forward contracts	—	—	3,577,775	7,382,691
Variation margin payable - open futures contracts	—	—	303,330	326,095
Variation margin payable - open swap contracts	—	3,265	39,833	18,904
Payable for distributions to shareholders	—	70	—	—
Payable for investments purchased	—	139,448,326	486,265,776	20,325,398
Payable for fund shares redeemed	146,412	87,533	1,065,007	2,352,090
Accrued custody fees	1,490	4,003	18,457	24,520
Accrued investment advisory fees, net	60,795	48,088	421,360	607,910
Accrued administrative fees	27,037	37,042	174,757	189,786
Accrued distribution fees	248	3,611	5,652	13,098
Accrued shareholder servicing fees	10,757	31,344	140,818	183,823
Accrued professional fees	2,147	2,269	11,665	12,346
Accrued trustees fees	4,798	7,815	32,880	34,033
Accrued compliance fees	528	563	918	918
Other accrued expenses	10,385	25,904	64,063	54,073
Total liabilities	264,597	139,699,833	492,122,291	31,525,685
Contingent Liabilities (Note 4)
NET ASSETS	$327,419,981	$452,855,038	$2,129,476,964	$2,328,266,260
Net Assets Consists of
Paid-in capital	$326,981,983	$525,375,083	$2,285,161,204	$2,322,249,857
Total distributable earnings (loss)	437,998	(72,520,045)	(155,684,240)	6,016,403
Net assets	$327,419,981	$452,855,038	$2,129,476,964	$2,328,266,260

The accompanying notes are an integral part of the financial statements.

67

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net assets, at market value
Class A	$73,870	$10,461,528	$16,446,750	$45,578,133
Class C	280,938	1,745,607	2,673,044	4,544,259
Class I	168,880,855	398,544,900	1,688,207,226	1,952,040,877
Class R-6	158,184,318	42,103,003	422,149,944	326,102,991
NAV, offering and redemption price per share(b)
Class A	$9.60	$10.81	$30.06	$12.61
Class A maximum offering price(c)	9.97	11.23	31.23	13.10
Class C	9.59	10.75	29.79	12.45
Class I	9.59	10.82	30.19	12.65
Class R-6	9.60	10.84	30.20	12.64
Shares of beneficial interest outstanding
Class A	7,693	968,004	547,130	3,615,070
Class C	29,289	162,383	89,741	365,077
Class I	17,602,642	36,848,366	55,922,172	154,363,571
Class R-6	16,473,848	3,884,807	13,979,833	25,791,756
(a) Identified cost	$314,390,002	$480,989,507	$2,215,529,989	$2,224,101,345
(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(c) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

68

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
INVESTMENT INCOME
Dividends	$173,738	$312,615	$412,896
Less: foreign taxes withheld	(1,224)	(86)	(406)
Interest	6,231	82,447	12,071
Securities lending, net (Note 7)	14	9,625	12
Total investment income	178,759	404,601	424,573
EXPENSES
Investment advisory fees	64,022	425,743	178,247
Administrative fees:
Class A	7	92	6
Class C	8	94	6
Class I	9,828	69,615	22,257
Class R-6	6	1,156	12
Distribution and service fees:
Class A	19	229	15
Class C	76	942	61
Shareholder servicing fees:
Class A	—	130	—
Class C	—	85	—
Class I	9,066	69,615	21,528
Custodian fees	2,784	2,604	4,404
Professional fees	2,525	8,963	4,054
State registration fees	28,753	35,037	28,082
Trustees compensation	701	4,966	1,545
Compliance fees	1,610	1,610	1,610
Printing and mailing expense	10,084	29,763	12,863
Interest expense on line of credit	—	—	1,517
Other expenses	4,252	13,174	8,243
Total expenses before adjustments	133,741	663,818	284,450
Recovered fees previously waived by Manager	—	10,383	—
Fees and expenses waived	(44,999)	—	(50,431)
Total expenses after adjustments	88,742	674,201	234,019
Net investment income (loss)	90,017	(269,600)	190,554
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,424,508	16,770,649	5,708,411
Net realized gain (loss)	1,424,508	16,770,649	5,708,411
Net change in unrealized appreciation (depreciation) on:
Investments	689,677	30,138,858	3,886,661
Net change in unrealized appreciation (depreciation)	689,677	30,138,858	3,886,661
Net gain (loss) on investments	2,114,185	46,909,507	9,595,072
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$2,204,202	$46,639,907	$9,785,626

The accompanying notes are an integral part of the financial statements.

69

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$1,642,796	$15,159,558	$5,114,782	$8,819,348
Less: foreign taxes withheld	—	(1,750,515)	—	(132,814)
Interest	109,330	602,470	206,384	452,652
Securities lending, net (Note 7)	—	152,964	—	202,468
Total investment income	1,752,126	14,164,477	5,321,166	9,341,654
EXPENSES
Investment advisory fees	1,500,661	3,757,974	1,178,807	12,964,554
Administrative fees:
Class A	121,185	15,601	94,483	244,550
Class C	4,126	994	11,632	11,890
Class I	173,343	514,176	132,156	690,387
Class R-6	1,478	13,671	7,253	1,571,700
Distribution and service fees:
Class A	302,962	39,002	236,207	611,375
Class C	41,262	9,943	116,322	118,900
Shareholder servicing fees:
Class A	98,695	19,934	77,981	358,798
Class C	2,469	651	8,521	10,912
Class I	121,299	474,018	101,707	654,631
Custodian fees	7,868	109,008	7,385	69,859
Professional fees	38,333	69,788	32,481	317,822
State registration fees	35,855	50,214	32,881	63,396
Trustees compensation	22,370	37,359	17,233	183,751
Compliance fees	1,604	1,610	1,610	1,611
Interest expense on line of credit	728	—	—	4,361
Other expenses	100,753	235,652	92,051	757,681
Total expenses before adjustments	2,574,991	5,349,595	2,148,710	18,636,178
Recovered fees previously waived by Manager	864	—	—	—
Fees and expenses waived	(303)	(134,334)	—	—
Total expenses after adjustments	2,575,552	5,215,261	2,148,710	18,636,178
Net investment income (loss)	(823,426)	8,949,216	3,172,456	(9,294,524)

The accompanying notes are an integral part of the financial statements.

70

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$42,407,142	$13,374,547	$49,863,647	$576,962,985
Less: foreign capital gains taxes paid	—	(169,547)	—	—
Foreign currency transactions	—	(460,331)	—	—
Net realized gain (loss)	42,407,142	12,744,669	49,863,647	576,962,985
Net change in unrealized appreciation (depreciation) on:
Investments	173,178	200,791,101	(8,494,871)	(24,251,243)
Foreign currency transactions	—	(68,109)	—	—
Net change in unrealized appreciation (depreciation)	173,178	200,722,992	(8,494,871)	(24,251,243)
Net gain (loss) on investments	42,580,320	213,467,661	41,368,776	552,711,742
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$41,756,894	$222,416,877	$44,541,232	$543,417,218

The accompanying notes are an integral part of the financial statements.

71

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
INVESTMENT INCOME
Dividends	$1,058,776	$26,018,687	$461,763	$421,085
Less: foreign taxes withheld	(6,899)	(596,436)	(131)	(21,534)
Interest	42,431	420,035	58,248	7,027,687
Securities lending, net (Note 7)	20,953	86,549	14,292	22,424
Total investment income	1,115,261	25,928,835	534,172	7,449,662
EXPENSES
Investment advisory fees	1,317,053	13,575,615	624,130	396,995
Administrative fees:
Class A	64,660	18,782	8,217	197
Class C	2,830	9,139	404	6
Class I	88,962	1,575,383	93,176	131,938
Class R-6	63,058	265,229	2,224	190
Distribution and service fees:
Class A	161,649	46,955	20,543	494
Class C	28,300	91,391	4,040	61
Shareholder servicing fees:
Class A	92,762	22,450	7,034	283
Class C	2,259	9,521	294	—
Class I	75,439	1,650,383	83,784	108,805
Custodian fees	11,378	53,736	4,582	7,544
Professional fees	27,849	230,035	14,493	17,246
State registration fees	31,360	55,932	27,850	34,317
Trustees compensation	15,817	131,298	6,442	9,857
Compliance fees	1,610	1,610	1,610	1,610
Interest expense on line of credit	336	—	61	1,430
Other expenses	114,856	613,452	54,414	60,278
Total expenses before adjustments	2,100,178	18,350,911	953,298	771,251
Fees and expenses waived	—	(713,894)	—	(42,969)
Total expenses after adjustments	2,100,178	17,637,017	953,298	728,282
Net investment income (loss)	(984,917)	8,291,818	(419,126)	6,721,380
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	53,819,632	204,795,463	29,523,185	5,868,206
Foreign currency translations	—	—	—	(6,645)
Net realized gain (loss)	53,819,632	204,795,463	29,523,185	5,861,561
Net change in unrealized appreciation (depreciation) on:
Investments	54,499,939	383,544,886	40,120,178	(7,007,248)
Foreign currency transactions	—	—	—	32
Net change in unrealized appreciation (depreciation)	54,499,939	383,544,886	40,120,178	(7,007,216)
Net gain (loss) on investments	108,319,571	588,340,349	69,643,363	(1,145,655)
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$107,334,654	$596,632,167	$69,224,237	$5,575,725

The accompanying notes are an integral part of the financial statements.

72

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
INVESTMENT INCOME
Interest	$8,822,141	$10,215,244	$49,653,902	$53,497,948
Securities lending, net (Note 7)	941	—	—	988
Total investment income	8,823,082	10,215,244	49,653,902	53,498,936
EXPENSES
Investment advisory fees	467,303	788,631	4,192,742	5,631,363
Administrative fees:
Class A	30	5,746	8,983	26,796
Class C	140	868	1,513	2,116
Class I	95,643	199,423	833,443	937,493
Class R-6	59,955	19,286	204,247	159,868
Distribution and service fees:
Class A	74	14,365	22,457	66,990
Class C	1,401	8,680	15,129	21,158
Shareholder servicing fees:
Class A	15	7,193	10,903	36,346
Class C	115	715	1,396	1,517
Class I	72,220	190,222	771,194	932,465
Custodian fees	4,461	11,041	61,295	88,099
Professional fees	19,949	29,205	133,205	142,035
State registration fees	32,438	32,313	45,177	48,490
Trustees compensation	11,551	17,073	77,923	82,073
Compliance fees	1,610	2,246	2,800	2,800
Interest expense on line of credit	—	—	281	—
Other expenses	47,289	108,681	288,621	302,376
Total expenses before adjustments	814,194	1,435,688	6,671,309	8,481,985
Fees and expenses waived	(109,331)	(414,667)	(1,591,795)	(1,781,613)
Total expenses after adjustments	704,863	1,021,021	5,079,514	6,700,372
Net investment income (loss)	8,118,219	9,194,223	44,574,388	46,798,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	243,614	(166,133)	3,773,850	7,481,521
Foreign currency translations	—	—	753,585	560,756
Written options	—	—	—	594,886
Swap contracts- credit default	—	24,252	1,270,618	2,185,092
Futures contracts	—	—	(955,793)	(13,193,417)
Forward contracts	—	—	(2,515,014)	(14,313,202)
Net realized gain (loss)	243,614	(141,881)	2,327,246	(16,684,364)

The accompanying notes are an integral part of the financial statements.

73

STATEMENTS OF OPERATIONS
January 1, 2026 to June 30, 2026 (Unaudited)(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$(2,518,712)	$(4,222,007)	$(20,347,913)	$(7,971,282)
Foreign currency translations	—	—	(27,087)	1,310,939
Swap contracts- credit default	—	128,890	1,996,619	3,283,165
Swap contracts- inflation and interest rates	—	—	—	(2,683,372)
Futures contracts	—	—	374,132	6,357,831
Forward contracts	—	—	(2,376,474)	(987,114)
Net change in unrealized appreciation (depreciation)	(2,518,712)	(4,093,117)	(20,380,723)	(689,833)
Net gain (loss) on investments	(2,275,098)	(4,234,998)	(18,053,477)	(17,374,197)
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$5,843,121	$4,959,225	$26,520,911	$29,424,367

The accompanying notes are an integral part of the financial statements.

74

STATEMENTS OF CHANGES IN NET ASSETS

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Net assets, beginning of period	$21,326,274	$23,147,689	$113,162,957	$31,472,415	$43,986,918	$76,297,764
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	90,017	179,176	(269,600)	(245,742)	190,554	427,970
Net realized gain (loss)	1,424,508	2,954,130	16,770,649	128,757	5,708,411	7,547,754
Net change in unrealized appreciation (depreciation)	689,677	(814,859)	30,138,858	17,409,870	3,886,661	(10,094,216)
Net increase (decrease) in net assets resulting from operations	2,204,202	2,318,447	46,639,907	17,292,885	9,785,626	(2,118,492)
Distributions to shareholders from earnings	—	(2,458,946)	—	(976,157)	—	(8,564,305)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	741	1,707	79,629	106,589	—	—
Issued as reinvestment of distributions-Class A	—	1,493	—	1,116	—	1,938
Cost of shares redeemed-Class A	—	(15)	(8,028)	(16,060)	—	—
Proceeds from shares sold-Class C	778	1,792	40,754	138,525	66	—
Issued as reinvestment of distributions-Class C	—	1,453	—	1,397	—	1,908
Cost of shares redeemed-Class C	—	(15)	(4,117)	—	—	—
Proceeds from shares sold-Class I	1,922,810	1,303,524	47,861,975	89,257,601	2,174,545	11,732,666
Issued as reinvestment of distributions-Class I	—	2,454,612	—	963,972	—	6,986,025
Cost of shares redeemed-Class I	(6,457,346)	(5,446,856)	(14,643,487)	(26,147,580)	(9,392,881)	(40,127,294)
Proceeds from shares sold-Class R-6	—	—	3,191,756	1,064,647	—	43,139
Issued as reinvestment of distributions-Class R-6	—	1,389	—	9,274	—	2,332
Cost of shares redeemed-Class R-6	—	—	(359,085)	(5,667)	—	(268,763)
Net increase (decrease) from fund share transactions	(4,533,017)	(1,680,916)	36,159,397	65,373,814	(7,218,270)	(21,628,049)
Increase (decrease) in net assets	(2,328,815)	(1,821,415)	82,799,304	81,690,542	2,567,356	(32,310,846)
Net assets, end of period	$18,997,459	$21,326,274	$195,962,261	$113,162,957	$46,554,274	$43,986,918
SHARES ISSUED AND REDEEMED
Shares sold-Class A	42	98	3,566	5,637	—	—
Issued as reinvestment of distributions-Class A	—	89	—	57	—	154
Shares redeemed-Class A	—	(1)	(307)	(950)	—	—
Shares sold-Class C	44	104	1,679	7,705	5	—
Issued as reinvestment of distributions-Class C	—	86	—	72	—	151
Shares redeemed-Class C	—	(1)	(167)	—	—	—
Shares sold-Class I	107,957	77,464	2,129,037	5,468,313	157,486	829,568
Issued as reinvestment of distributions-Class I	—	145,501	—	49,333	—	557,099
Shares redeemed-Class I	(375,494)	(322,587)	(668,095)	(1,563,010)	(680,668)	(2,854,533)
Shares sold-Class R-6	—	—	139,779	56,776	—	2,812
Issued as reinvestment of distributions-Class R-6	—	82	—	475	—	187
Shares redeemed-Class R-6	—	—	(16,215)	(299)	—	(18,549)
Shares issued and redeemed	(267,451)	(99,165)	1,589,277	4,024,109	(523,177)	(1,483,111)

(†)	The data for fiscal periods ending after December 31, 2025 is unaudited.
The accompanying notes are an integral part of the financial statements.

75

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Net assets, beginning of period	$586,326,932	$482,811,612	$897,377,605	$523,547,019	$491,772,139	$557,137,117
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(823,426)	(1,178,289)	8,949,216	15,383,120	3,172,456	7,119,458
Net realized gain (loss)	42,407,142	16,803,570	12,744,669	4,124,719	49,863,647	89,565,532
Net change in unrealized appreciation (depreciation)	173,178	95,428,161	200,722,992	210,657,192	(8,494,871)	(34,902,915)
Net increase (decrease) in net assets resulting from operations	41,756,894	111,053,442	222,416,877	230,165,031	44,541,232	61,782,075
Distributions to shareholders from earnings	—	(23,198,687)	—	(26,151,260)	(2,102,769)	(85,728,260)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	3,992,705	8,167,826	3,569,390	4,049,888	5,684,122	11,516,167
Issued as reinvestment of distributions-Class A	—	9,526,668	—	742,808	674,370	28,735,617
Cost of shares redeemed-Class A	(27,867,364)	(25,129,704)	(2,979,257)	(3,907,280)	(22,354,612)	(46,884,178)
Proceeds from shares sold-Class C	2,011,382	1,189,645	412,066	492,259	594,696	2,257,337
Issued as reinvestment of distributions-Class C	—	320,401	—	38,270	54,288	3,884,360
Cost of shares redeemed-Class C	(1,795,487)	(3,804,384)	(282,575)	(410,338)	(5,057,706)	(11,584,484)
Proceeds from shares sold-Class I	71,264,152	65,529,091	304,762,875	274,410,911	27,349,467	29,187,951
Issued as reinvestment of distributions-Class I	—	12,786,565	—	24,569,211	1,025,687	38,401,458
Cost of shares redeemed-Class I	(34,917,732)	(54,323,496)	(118,575,126)	(139,098,125)	(38,611,710)	(103,516,144)
Proceeds from shares sold-Class R-6	2,159,600	1,677,905	2,956,966	13,558,122	917,984	8,297,711
Issued as reinvestment of distributions-Class R-6	—	66,048	—	732,309	68,270	2,390,192
Cost of shares redeemed-Class R-6	(579,935)	(346,000)	(2,780,217)	(5,361,220)	(3,633,828)	(4,104,780)
Net increase (decrease) from fund share transactions	14,267,321	15,660,565	187,084,122	169,816,815	(33,288,972)	(41,418,793)
Increase (decrease) in net assets	56,024,215	103,515,320	409,500,999	373,830,586	9,149,491	(65,364,978)
Net assets, end of period	$642,351,147	$586,326,932	$1,306,878,604	$897,377,605	$500,921,630	$491,772,139
SHARES ISSUED AND REDEEMED
Shares sold-Class A	61,736	133,224	103,341	151,113	282,773	555,153
Issued as reinvestment of distributions-Class A	—	145,268	—	23,604	34,743	1,472,513
Shares redeemed-Class A	(422,624)	(436,745)	(85,091)	(147,496)	(1,110,196)	(2,234,791)
Shares sold-Class C	61,960	39,361	11,952	17,841	31,406	115,739
Issued as reinvestment of distributions-Class C	—	9,671	—	1,240	2,978	212,409
Shares redeemed-Class C	(55,037)	(128,652)	(8,348)	(15,421)	(267,169)	(585,143)
Shares sold-Class I	993,472	1,041,477	8,592,832	9,908,591	1,346,443	1,412,286
Issued as reinvestment of distributions-Class I	—	177,665	—	772,860	53,090	1,974,805
Shares redeemed-Class I	(486,418)	(847,080)	(3,372,155)	(5,094,085)	(1,926,581)	(5,009,506)
Shares sold-Class R-6	31,101	24,289	85,195	524,940	46,066	391,590
Issued as reinvestment of distributions-Class R-6	—	937	—	23,292	3,543	123,312
Shares redeemed-Class R-6	(7,901)	(5,243)	(78,470)	(196,202)	(179,434)	(204,654)
Shares issued and redeemed	176,289	154,172	5,249,256	5,970,277	(1,682,338)	(1,776,287)

(†)	The data for fiscal periods ending after December 31, 2025 is unaudited.
The accompanying notes are an integral part of the financial statements.

76

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Net assets, beginning of period	$5,258,632,710	$6,235,415,155	$416,428,407	$456,155,390	$3,205,649,427	$3,060,842,861
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(9,294,524)	(15,430,640)	(984,917)	(1,586,227)	8,291,818	15,884,038
Net realized gain (loss)	576,962,985	731,294,639	53,819,632	44,457,245	204,795,463	366,082,552
Net change in unrealized appreciation (depreciation)	(24,251,243)	(445,159,241)	54,499,939	1,315,800	383,544,886	58,736,867
Net increase (decrease) in net assets resulting from operations	543,417,218	270,704,758	107,334,654	44,186,818	596,632,167	440,703,457
Distributions to shareholders from earnings	—	(648,675,397)	—	(32,682,850)	—	(303,944,790)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	17,491,214	71,284,702	4,428,830	8,160,190	4,843,071	6,821,844
Issued as reinvestment of distributions-Class A	—	60,216,933	—	9,037,452	—	2,654,016
Cost of shares redeemed- Class A	(86,246,555)	(152,418,934)	(15,319,087)	(33,105,063)	(4,012,843)	(10,842,528)
Proceeds from shares sold-Class C	542,638	2,185,818	90,482	227,927	1,346,265	1,540,122
Issued as reinvestment of distributions-Class C	—	3,485,184	—	443,141	—	1,420,702
Cost of shares redeemed-Class C	(10,059,419)	(30,479,557)	(1,138,871)	(2,990,398)	(2,907,192)	(4,866,588)
Proceeds from shares sold-Class I	66,033,954	231,676,152	10,247,399	18,437,809	859,390,017	361,147,927
Issued as reinvestment of distributions-Class I	7,119	170,828,771	—	12,349,526	—	241,704,735
Cost of shares redeemed- Class I	(287,689,558)	(888,418,707)	(20,727,335)	(48,629,664)	(447,441,974)	(620,195,075)
Proceeds from shares sold-Class R-6	155,442,502	471,703,793	19,602,217	21,088,699	118,846,790	88,273,734
Issued as reinvestment of distributions-Class R-6	—	389,133,979	—	8,560,615	—	31,312,496
Cost of shares redeemed-Class R-6	(438,026,513)	(928,009,940)	(23,254,938)	(44,811,185)	(61,334,221)	(90,923,486)
Net increase (decrease) from fund share transactions	(582,504,618)	(598,811,806)	(26,071,303)	(51,230,951)	468,729,913	8,047,899
Increase (decrease) in net assets	(39,087,400)	(976,782,445)	81,263,351	(39,726,983)	1,065,362,080	144,806,566
Net assets, end of period	$5,219,545,310	$5,258,632,710	$497,691,758	$416,428,407	$4,271,011,507	$3,205,649,427
SHARES ISSUED AND REDEEMED
Shares sold-Class A	264,573	1,015,167	190,074	391,226	184,331	282,199
Issued as reinvestment of distributions-Class A	—	908,112	—	418,788	—	108,371
Shares redeemed-Class A	(1,309,847)	(2,138,085)	(662,533)	(1,594,496)	(153,582)	(457,639)
Shares sold-Class C	11,426	45,126	31,225	86,849	53,026	66,559
Issued as reinvestment of distributions-Class C	—	74,011	—	161,143	—	60,558
Shares redeemed-Class C	(213,540)	(598,132)	(390,869)	(1,125,391)	(115,453)	(208,252)
Shares sold-Class I	915,093	2,973,362	366,843	755,941	33,397,619	14,743,267

The accompanying notes are an integral part of the financial statements.

77

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Issued as reinvestment of distributions-Class I	98	2,352,689	—	473,888	—	9,789,580
Shares redeemed-Class I	(3,983,540)	(11,395,032)	(735,120)	(1,940,415)	(17,224,233)	(25,684,924)
Shares sold-Class R-6	2,124,906	5,893,432	669,663	803,756	4,589,263	3,594,280
Issued as reinvestment of distributions-Class R-6	—	5,282,123	—	312,888	—	1,270,284
Shares redeemed-Class R-6	(5,928,868)	(11,618,494)	(792,828)	(1,746,876)	(2,325,570)	(3,727,120)
Shares issued and redeemed	(8,119,699)	(7,205,721)	(1,323,545)	(3,002,699)	18,405,401	(162,837)

(†)	The data for fiscal periods ending after December 31, 2025 is unaudited.
The accompanying notes are an integral part of the financial statements.

78

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon Chartwell Small Cap Fund		Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Net assets, beginning of period	$188,319,987	$253,714,160	$260,566,870	$249,066,040	$298,079,436	$269,408,268
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(419,126)	(873,447)	6,721,380	10,468,060	8,118,219	14,551,587
Net realized gain (loss)	29,523,185	79,089,261	5,861,561	15,257,955	243,614	408,869
Net change in unrealized appreciation (depreciation)	40,120,178	(52,142,493)	(7,007,216)	5,747,839	(2,518,712)	4,002,752
Net increase (decrease) in net assets resulting from operations	69,224,237	26,073,321	5,575,725	31,473,854	5,843,121	18,963,208
Distributions to shareholders from earnings	—	(75,968,896)	(4,764,753)	(10,415,231)	(6,687,827)	(14,594,500)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	748,985	464,643	396,010	248,962	201,565	3,002
Issued as reinvestment of distributions-Class A	—	5,542,638	8,354	5,544	1,250	549
Cost of shares redeemed-Class A	(1,438,528)	(1,648,767)	(129,429)	(18,443)	(142,578)	(10)
Proceeds from shares sold-Class C	135,132	100,983	—	—	59,994	435,263
Issued as reinvestment of distributions-Class C	—	330,138	189	358	4,719	7,458
Cost of shares redeemed-Class C	(324,753)	(425,428)	—	—	(64,589)	(172,608)
Proceeds from shares sold-Class I	11,133,030	7,132,320	17,199,914	31,160,537	32,775,975	47,010,878
Issued as reinvestment of distributions-Class I	—	67,663,128	4,626,732	10,119,049	4,146,808	12,391,744
Cost of shares redeemed-Class I	(15,528,910)	(96,619,978)	(24,003,112)	(51,409,148)	(67,597,267)	(132,600,433)
Proceeds from shares sold-Class R-6	468,790	1,299,297	16,979	332,968	61,191,914	95,118,582
Issued as reinvestment of distributions-Class R-6	—	1,458,762	6,859	7,260	2,508,637	2,108,035
Cost of shares redeemed-Class R-6	(588,151)	(796,334)	(2,593)	(4,880)	(2,901,177)	—
Net increase (decrease) from fund share transactions	(5,394,405)	(15,498,598)	(1,880,097)	(9,557,793)	30,185,251	24,302,460
Increase (decrease) in net assets	63,829,832	(65,394,173)	(1,069,125)	11,500,830	29,340,545	28,671,168
Net assets, end of period	$252,149,819	$188,319,987	$259,497,745	$260,566,870	$327,419,981	$298,079,436
SHARES ISSUED AND REDEEMED
Shares sold-Class A	29,842	15,660	26,697	17,995	20,983	312
Issued as reinvestment of distributions-Class A	—	261,940	566	398	131	57
Shares redeemed-Class A	(60,932)	(58,494)	(8,913)	(1,334)	(14,868)	(1)
Shares sold-Class C	6,187	3,773	—	—	6,223	45,340
Issued as reinvestment of distributions-Class C	—	16,776	13	26	493	776
Shares redeemed-Class C	(15,124)	(16,246)	—	—	(6,697)	(17,943)
Shares sold-Class I	437,929	260,224	1,167,001	2,278,865	3,425,796	4,915,159
Issued as reinvestment of distributions-Class I	—	3,126,762	312,620	735,483	432,973	1,295,782
Shares redeemed-Class I	(648,146)	(3,480,564)	(1,630,204)	(3,756,783)	(7,051,246)	(13,835,450)
Shares sold-Class R-6	19,134	43,048	1,144	24,336	6,385,355	9,907,648
Issued as reinvestment of distributions-Class R-6	—	66,824	463	517	261,841	220,061
Shares redeemed-Class R-6	(23,046)	(28,040)	(176)	(347)	(302,163)	—
Shares issued and redeemed	(254,156)	211,663	(130,789)	(700,844)	3,158,821	2,531,741

(†)	The data for fiscal periods ending after December 31, 2025 is unaudited.
The accompanying notes are an integral part of the financial statements.

79

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Net assets, beginning of period	$472,836,805	$478,833,780	$2,041,725,297	$1,773,306,819	$2,163,994,253	$1,627,891,171
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	9,194,223	21,112,448	44,574,388	81,885,263	46,798,564	80,618,933
Net realized gain (loss)	(141,881)	3,829,606	2,327,246	22,116,647	(16,684,364)	66,401,239
Net change in unrealized appreciation (depreciation)	(4,093,117)	10,846,191	(20,380,723)	52,057,898	(689,833)	33,616,201
Net increase (decrease) in net assets resulting from operations	4,959,225	35,788,245	26,520,911	156,059,808	29,424,367	180,636,373
Distributions to shareholders from earnings	(7,618,799)	(21,237,953)	(32,868,373)	(83,818,466)	(25,365,962)	(126,036,415)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	658,540	1,830,791	950,366	4,088,726	10,733,621	32,400,616
Issued as reinvestment of distributions-Class A	160,291	644,286	226,993	737,250	529,274	2,690,126
Cost of shares redeemed- Class A	(3,245,974)	(20,502,377)	(3,461,889)	(8,466,802)	(21,278,360)	(13,054,393)
Proceeds from shares sold-Class C	3,279	347,977	60,284	584,146	1,194,394	1,740,209
Issued as reinvestment of distributions-Class C	22,199	65,072	21,931	87,181	25,733	140,431
Cost of shares redeemed- Class C	(80,205)	(659,850)	(843,797)	(1,575,682)	(310,694)	(435,794)
Proceeds from shares sold-Class I	61,332,709	104,188,556	238,859,526	545,025,661	352,654,315	753,480,316
Issued as reinvestment of distributions-Class I	6,716,977	18,834,382	23,112,925	58,241,792	20,663,081	101,828,269
Cost of shares redeemed- Class I	(89,340,478)	(143,059,145)	(184,551,722)	(479,163,613)	(221,208,142)	(427,254,890)
Proceeds from shares sold-Class R-6	6,975,060	35,469,873	33,566,732	114,052,556	38,984,380	68,193,482
Issued as reinvestment of distributions-Class R-6	534,483	1,371,818	6,179,967	15,161,692	1,269,958	5,925,868
Cost of shares redeemed-Class R-6	(1,059,074)	(19,078,650)	(20,022,187)	(52,595,771)	(23,043,958)	(44,151,116)
Net increase (decrease) from fund share transactions	(17,322,193)	(20,547,267)	94,099,129	196,177,136	160,213,602	481,503,124
Increase (decrease) in net assets	(19,981,767)	(5,996,975)	87,751,667	268,418,478	164,272,007	536,103,082
Net assets, end of period	$452,855,038	$472,836,805	$2,129,476,964	$2,041,725,297	$2,328,266,260	$2,163,994,253
SHARES ISSUED AND REDEEMED
Shares sold-Class A	60,904	170,755	31,449	137,753	845,928	2,525,498
Issued as reinvestment of distributions-Class A	14,775	59,800	7,534	24,718	41,866	213,430
Shares redeemed-Class A	(299,141)	(1,920,643)	(114,876)	(285,467)	(1,692,933)	(1,034,383)
Shares sold-Class C	304	32,292	2,015	19,892	95,662	137,983
Issued as reinvestment of distributions-Class C	2,057	6,058	734	2,944	2,061	11,276
Shares redeemed-Class C	(7,387)	(61,682)	(28,195)	(53,462)	(24,890)	(34,947)
Shares sold-Class I	5,665,368	9,666,664	7,865,484	18,236,718	27,862,410	59,196,425

The accompanying notes are an integral part of the financial statements.

80

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25	1/1/26 to 6/30/26(†)	1/1/25 to 12/31/25
Issued as reinvestment of distributions-Class I	618,979	1,743,565	764,161	1,942,280	1,630,675	8,053,762
Shares redeemed-Class I	(8,159,389)	(13,255,357)	(6,093,461)	(16,036,036)	(17,477,127)	(33,782,179)
Shares sold-Class R-6	641,391	3,288,900	1,106,292	3,784,122	3,075,511	5,344,021
Issued as reinvestment of distributions-Class R-6	49,185	126,696	204,293	505,327	100,208	468,796
Shares redeemed-Class R-6	(97,391)	(1,751,634)	(660,531)	(1,761,394)	(1,821,014)	(3,468,908)
Shares issued and redeemed	(1,510,345)	(1,894,586)	3,084,899	6,517,395	12,638,357	37,630,774

(†)	The data for fiscal periods ending after December 31, 2025 is unaudited.
The accompanying notes are an integral part of the financial statements.

81

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Mid Cap Value Fund
Class A*
01/01/26	06/30/26	$16.68	$0.05	$2.03	$2.08	$—	$—	$—	$18.76	1.20	1.52	0.61	26	12.47	$0
01/01/25	12/31/25	16.80	0.09	1.85	1.94	(0.10)	(1.96)	(2.06)	16.68	1.20	1.48	0.54	47	11.39	0
04/26/24	12/31/24	17.44	0.10	1.46	1.56	(0.14)	(2.06)	(2.20)	16.80	1.20	1.59	0.80	51	8.97	0
Class C*
01/01/26	06/30/26	16.66	(0.01)	2.02	2.01	—	—	—	18.67	1.95	2.27	(0.14)	26	12.06	0
01/01/25	12/31/25	16.81	(0.04)	1.83	1.79	—	(1.94)	(1.94)	16.66	1.95	2.23	(0.21)	47	10.52	0
04/26/24	12/31/24	17.44	0.01	1.46	1.47	(0.05)	(2.05)	(2.10)	16.81	1.95	2.34	0.05	51	8.43	0
Class I*
01/01/26	06/30/26	16.67	0.08	2.02	2.10	—	—	—	18.77	0.90	1.36	0.91	26	12.60	19
01/01/25	12/31/25	16.79	0.14	1.86	2.00	(0.16)	(1.96)	(2.12)	16.67	0.90	1.33	0.84	47	11.76	21
01/01/24	12/31/24	17.09	0.18	1.77	1.95	(0.19)	(2.06)	(2.25)	16.79	0.90	1.35	1.02	51	11.45	23
01/01/23	12/31/23	16.50	0.07	1.07	1.14	(0.13)	(0.42)	(0.55)	17.09	0.90	1.49	0.40	33	6.90	24
01/01/22	12/31/22	18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	16.50	0.90	1.29	1.15	27	(11.63)	41
01/01/21	12/31/21	14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	18.88	0.90	1.29	0.68	15	27.30	38
Class R-6*
01/01/26	06/30/26	16.68	0.09	2.02	2.11	—	—	—	18.79	0.80	1.27	1.01	26	12.65	0
01/01/25	12/31/25	16.79	0.16	1.86	2.02	(0.17)	(1.96)	(2.13)	16.68	0.80	1.23	0.94	47	11.91	0
04/26/24	12/31/24	17.44	0.15	1.45	1.60	(0.19)	(2.06)	(2.25)	16.79	0.80	1.34	1.20	51	9.23	0
Carillon Chartwell Small Cap Growth Fund
Class A*
01/01/26	06/30/26	19.17	(0.07)	7.00	6.93	—	—	—	26.10	1.25	1.23	(0.67)	38	36.15	0
01/01/25	12/31/25	16.89	(0.11)	2.56	2.45	(0.01)	(0.16)	(0.17)	19.17	1.25	2.05	(0.63)	72	14.47	0
04/26/24	12/31/24	14.84	(0.08)	3.17	3.09	(0.36)	(0.68)	(1.04)	16.89	1.35	2.83	(0.68)	60	20.88	0
Class C*
01/01/26	06/30/26	19.01	(0.15)	6.93	6.78	—	—	—	25.79	2.00	1.93	(1.43)	38	35.67	0
01/01/25	12/31/25	16.88	(0.24)	2.54	2.30	(0.01)	(0.16)	(0.17)	19.01	2.00	2.76	(1.37)	72	13.59	0
04/26/24	12/31/24	14.84	(0.16)	3.17	3.01	(0.29)	(0.68)	(0.97)	16.88	2.10	3.27	(1.42)	60	20.30	0
Class I*
01/01/26	06/30/26	19.22	(0.04)	7.03	6.99	—	—	—	26.21	0.95	0.94	(0.38)	38	36.37	191
01/01/25	12/31/25	16.89	(0.06)	2.56	2.50	(0.01)	(0.16)	(0.17)	19.22	0.95	1.86	(0.34)	72	14.77	112
01/01/24	12/31/24	13.22	(0.06)	4.81	4.75	(0.40)	(0.68)	(1.08)	16.89	1.05	2.24	(0.37)	60	36.02	31
01/01/23	12/31/23	10.80	(0.02)	2.44	2.42	—	—	—	13.22	1.05	2.39	(0.20)	72	22.41	17
01/01/22	12/31/22	16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	10.80	1.05	1.82	(0.54)	80	(30.83)	16
01/01/21	12/31/21	17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	16.36	1.05	1.47	(0.88)	61	16.47	28
Class R-6*
01/01/26	06/30/26	19.22	(0.03)	7.03	7.00	—	—	—	26.22	0.85	0.84	(0.24)	38	36.42	5
01/01/25	12/31/25	16.88	(0.05)	2.56	2.51	(0.01)	(0.16)	(0.17)	19.22	0.85	1.21	(0.23)	72	14.84	1
04/26/24	12/31/24	14.84	(0.03)	3.17	3.14	(0.42)	(0.68)	(1.10)	16.88	0.95	2.27	(0.27)	60	21.23	0
Carillon Chartwell Small Cap Value Fund
Class A*
01/01/26	06/30/26	12.33	0.04	2.89	2.93	—	—	—	15.26	1.35	1.43	0.58	25	23.76	0
01/01/25	12/31/25	15.10	0.07	(0.14)	(0.07)	(0.10)	(2.60)	(2.70)	12.33	1.35	1.34	0.47	56	(0.80)	0
04/26/24	12/31/24	19.07	0.11	2.18	2.29	(0.16)	(6.10)	(6.26)	15.10	1.35	1.42	0.82	44	12.16	0
Class C*
01/01/26	06/30/26	12.35	(0.01)	2.90	2.89	—	—	—	15.24	2.10	2.18	(0.17)	25	23.40	0
01/01/25	12/31/25	15.13	(0.04)	(0.15)	(0.19)	—	(2.59)	(2.59)	12.35	2.10	2.09	(0.28)	56	(1.59)	0
04/26/24	12/31/24	19.07	0.01	2.18	2.19	(0.06)	(6.07)	(6.13)	15.13	2.10	2.17	0.07	44	11.60	0
Class I*
01/01/26	06/30/26	12.32	0.06	2.90	2.96	—	—	—	15.28	1.05	1.28	0.86	25	24.03	47
01/01/25	12/31/25	15.10	0.10	(0.13)	(0.03)	(0.14)	(2.61)	(2.75)	12.32	1.05	1.22	0.72	56	(0.52)	44
01/01/24	12/31/24	19.27	0.18	1.96	2.14	(0.20)	(6.11)	(6.31)	15.10	1.05	1.24	0.88	44	11.25	76
01/01/23	12/31/23	17.75	0.09	2.09	2.18	(0.21)	(0.45)	(0.66)	19.27	1.05	1.26	0.48	27	12.30	143
01/01/22	12/31/22	19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	17.75	1.05	1.17	0.54	24	(9.71)	150
01/01/21	12/31/21	17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	19.90	1.05	1.15	0.45	20	24.42	183

The accompanying notes are an integral part of these financial statements.

82

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Small Cap Value Fund — (Continued)
Class R-6*
01/01/26	06/30/26	$12.25	$0.07	$2.88	$2.95	$—	$—	$—	$15.20	0.95	1.16	0.98	25	24.08	$0
01/01/25	12/31/25	15.10	0.10	(0.12)	(0.02)	(0.22)	(2.61)	(2.83)	12.25	0.95	1.12	0.73	56	(0.44)	0
04/26/24	12/31/24	19.07	0.18	2.16	2.34	(0.20)	(6.11)	(6.31)	15.10	0.95	1.06	1.20	44	12.45	0
Carillon ClariVest Capital Appreciation Fund
Class A*
01/01/26	06/30/26	64.53	(0.14)	4.55	4.41	—	—	—	68.94	1.00	1.00	(0.42)	11	6.83	245
01/01/25	12/31/25	54.59	(0.21)	12.81	12.60	—	(2.66)	(2.66)	64.53	1.00	1.02	(0.37)	16	22.99	252
01/01/24	12/31/24	45.42	(0.20)	16.32	16.12	—	(6.95)	(6.95)	54.59	1.00	1.10	(0.37)	22	35.36	222
11/01/23	12/31/23	44.17	(0.01)	6.60	6.59	—	(5.34)	(5.34)	45.42	1.00	1.21	(0.12)	4	14.87	181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
Class C*
01/01/26	06/30/26	32.60	(0.19)	2.29	2.10	—	—	—	34.70	1.75	1.73	(1.17)	11	6.44	9
01/01/25	12/31/25	27.79	(0.33)	6.48	6.15	—	(1.34)	(1.34)	32.60	1.75	1.76	(1.11)	16	22.06	8
01/01/24	12/31/24	23.29	(0.31)	8.35	8.04	—	(3.54)	(3.54)	27.79	1.75	1.83	(1.12)	22	34.39	9
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
Class I*
01/01/26	06/30/26	70.81	(0.05)	5.00	4.95	—	—	—	75.76	0.74	0.74	(0.15)	11	6.99	385
01/01/25	12/31/25	59.75	(0.06)	14.03	13.97	—	(2.91)	(2.91)	70.81	0.72	0.76	(0.09)	16	23.31	324
01/01/24	12/31/24	49.57	(0.04)	17.83	17.79	(0.00)	(7.61)	(7.61)	59.75	0.70	0.85	(0.07)	22	35.76	251
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
Class R-6*
01/01/26	06/30/26	69.35	(0.02)	4.90	4.88	—	—	—	74.23	0.65	0.67	(0.05)	11	7.04	4
01/01/25	12/31/25	58.46	0.01	13.73	13.74	—	(2.85)	(2.85)	69.35	0.64	0.68	0.01	16	23.43	2
01/01/24	12/31/24	48.46	0.03	17.44	17.47	(0.02)	(7.45)	(7.47)	58.46	0.60	0.77	0.06	22	35.90	0
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
Carillon ClariVest International Stock Fund
Class A*
01/01/26	06/30/26	31.40	0.23	6.89	7.12	—	—	—	38.52	1.25	1.26	1.34	8	22.68	35
01/01/25	12/31/25	23.23	0.54	8.50	9.04	(0.87)	—	(0.87)	31.40	1.25	1.24	1.98	15	38.89	28
01/01/24	12/31/24	21.06	0.42	2.65	3.07	(0.69)	(0.21)	(0.90)	23.23	1.25	1.24	1.73	23	14.54	20
11/01/23	12/31/23	18.95	0.04	2.63	2.67	(0.56)	—	(0.56)	21.06	1.25	1.36	1.07	7	14.11	4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
Class C*
01/01/26	06/30/26	30.80	0.11	6.73	6.84	—	—	—	37.64	1.95	1.95	0.65	8	22.21	2
01/01/25	12/31/25	22.83	0.34	8.32	8.66	(0.69)	—	(0.69)	30.80	1.95	1.95	1.26	15	37.94	2
01/01/24	12/31/24	20.64	0.28	2.55	2.83	(0.44)	(0.20)	(0.64)	22.83	1.97	1.96	1.23	23	13.71	1
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2

The accompanying notes are an integral part of these financial statements.

83

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund — (Continued)
Class I*
01/01/26	06/30/26	$31.73	$0.29	$6.95	$7.24	$—	$—	$—	$38.97	0.95	0.97	1.65	8	22.82	$1,239
01/01/25	12/31/25	23.46	0.62	8.60	9.22	(0.95)	—	(0.95)	31.73	0.95	0.98	2.22	15	39.30	843
01/01/24	12/31/24	21.20	0.53	2.63	3.16	(0.69)	(0.21)	(0.90)	23.46	0.95	0.99	2.22	23	14.89	492
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
Class R-6*
01/01/26	06/30/26	31.38	0.30	6.89	7.19	—	—	—	38.57	0.85	0.88	1.74	8	22.91	30
01/01/25	12/31/25	23.20	0.68	8.48	9.16	(0.98)	—	(0.98)	31.38	0.85	0.89	2.45	15	39.45	24
01/01/24	12/31/24	20.97	0.55	2.60	3.15	(0.71)	(0.21)	(0.92)	23.20	0.85	0.90	2.36	23	15.00	10
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
Carillon Eagle Growth & Income Fund
Class A*
01/01/26	06/30/26	19.17	0.12	1.67	1.79	(0.08)	—	(0.08)	20.88	0.99	0.99	1.18	22	9.37	190
01/01/25	12/31/25	20.33	0.26	2.35	2.61	(0.25)	(3.52)	(3.77)	19.17	0.97	0.97	1.24	47	12.69	189
01/01/24	12/31/24	20.59	0.32	2.88	3.20	(0.34)	(3.12)	(3.46)	20.33	0.97	0.97	1.44	40	15.63	205
11/01/23	12/31/23	20.12	0.07	2.85	2.92	(0.07)	(2.38)	(2.45)	20.59	1.02	1.02	2.01	5	14.57	206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
Class C*
01/01/26	06/30/26	18.01	0.04	1.58	1.62	(0.05)	—	(0.05)	19.58	1.73	1.73	0.43	22	8.99	22
01/01/25	12/31/25	19.11	0.10	2.20	2.30	(0.10)	(3.30)	(3.40)	18.01	1.71	1.71	0.51	47	11.87	25
01/01/24	12/31/24	19.37	0.14	2.72	2.86	(0.19)	(2.93)	(3.12)	19.11	1.71	1.71	0.69	40	14.77	31
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
Class I*
01/01/26	06/30/26	19.09	0.14	1.66	1.80	(0.09)	—	(0.09)	20.80	0.73	0.73	1.44	22	9.48	276
01/01/25	12/31/25	20.24	0.32	2.34	2.66	(0.30)	(3.51)	(3.81)	19.09	0.72	0.72	1.50	47	13.04	263
01/01/24	12/31/24	20.51	0.38	2.86	3.24	(0.40)	(3.11)	(3.51)	20.24	0.71	0.71	1.70	40	15.90	312
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
Class R-6*
01/01/26	06/30/26	19.04	0.15	1.66	1.81	(0.10)	—	(0.10)	20.75	0.65	0.65	1.51	22	9.53	13
01/01/25	12/31/25	20.19	0.33	2.34	2.67	(0.32)	(3.50)	(3.82)	19.04	0.64	0.64	1.57	47	13.12	15
01/01/24	12/31/24	20.47	0.39	2.85	3.24	(0.42)	(3.10)	(3.52)	20.19	0.63	0.63	1.77	40	15.93	9
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Growth Fund
Class A*
01/01/26	06/30/26	$64.82	$(0.23)	$7.44	$7.21	$—	$—	$—	$72.03	1.07	1.07	(0.70)	34	11.12	$504
01/01/25	12/31/25	70.43	(0.43)	3.80	3.37	—	(8.98)	(8.98)	64.82	1.05	1.05	(0.59)	41	4.50	522
01/01/24	12/31/24	70.53	(0.39)	9.44	9.05	—	(9.15)	(9.15)	70.43	1.05	1.05	(0.53)	52	12.76	582
11/01/23	12/31/23	66.19	(0.02)	12.64	12.62	—	(8.28)	(8.28)	70.53	1.05	1.05	(0.16)	3	19.12	618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
Class C*
01/01/26	06/30/26	46.03	(0.32)	5.26	4.94	—	—	—	50.97	1.76	1.76	(1.40)	34	10.73	21
01/01/25	12/31/25	50.36	(0.66)	2.71	2.05	—	(6.38)	(6.38)	46.03	1.75	1.75	(1.29)	41	3.78	29
01/01/24	12/31/24	50.78	(0.65)	6.78	6.13	—	(6.55)	(6.55)	50.36	1.74	1.74	(1.22)	52	11.99	56
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
Class I*
01/01/26	06/30/26	70.98	(0.14)	8.15	8.01	—	—	—	78.99	0.76	0.76	(0.39)	34	11.29	1,406
01/01/25	12/31/25	76.89	(0.23)	4.16	3.93	—	(9.84)	(9.84)	70.98	0.75	0.75	(0.29)	41	4.82	1,481
01/01/24	12/31/24	76.77	(0.18)	10.29	10.11	—	(9.99)	(9.99)	76.89	0.75	0.75	(0.22)	52	13.10	2,071
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
Class R-6*
01/01/26	06/30/26	72.03	(0.11)	8.27	8.16	—	—	—	80.19	0.67	0.67	(0.30)	34	11.33	3,288
01/01/25	12/31/25	77.95	(0.15)	4.21	4.06	—	(9.98)	(9.98)	72.03	0.66	0.66	(0.19)	41	4.92	3,227
01/01/24	12/31/24	77.75	(0.11)	10.44	10.33	—	(10.13)	(10.13)	77.95	0.66	0.66	(0.13)	52	13.21	3,527
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
Carillon Eagle Small Cap Growth Fund
Class A*
01/01/26	06/30/26	21.06	(0.08)	5.67	5.59	—	—	—	26.65	1.19	1.19	(0.68)	36	26.54	145
01/01/25	12/31/25	20.48	(0.13)	2.48	2.35	—	(1.77)	(1.77)	21.06	1.18	1.18	(0.60)	41	11.28	125
01/01/24	12/31/24	22.20	(0.09)	2.99	2.90	—	(4.62)	(4.62)	20.48	1.17	1.17	(0.37)	53	13.04	137
11/01/23	12/31/23	20.41	(0.00)	3.87	3.87	—	(2.08)	(2.08)	22.20	1.21	1.21	(0.12)	8	19.04	146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
Class C*
01/01/26	06/30/26	2.68	(0.02)	0.72	0.70	—	—	—	3.38	1.87	1.87	(1.37)	36	26.12	6
01/01/25	12/31/25	2.62	(0.03)	0.32	0.29	—	(0.23)	(0.23)	2.68	1.87	1.87	(1.29)	41	10.69	6
01/01/24	12/31/24	2.86	(0.03)	0.38	0.35	—	(0.59)	(0.59)	2.62	1.87	1.87	(1.05)	53	12.24	8
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
Class I*
01/01/26	06/30/26	25.44	(0.05)	6.85	6.80	—	—	—	32.24	0.88	0.88	(0.37)	36	26.73	201
01/01/25	12/31/25	24.66	(0.07)	2.99	2.92	—	(2.14)	(2.14)	25.44	0.87	0.87	(0.30)	41	11.64	168
01/01/24	12/31/24	26.65	(0.01)	3.58	3.57	—	(5.56)	(5.56)	24.66	0.88	0.88	(0.05)	53	13.37	181
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund — (Continued)
Class R-6*
01/01/26	06/30/26	$26.71	$(0.04)	$7.19	$7.15	$—	$—	$—	$33.86	0.79	0.79	(0.28)	36	26.77	$145
01/01/25	12/31/25	25.86	(0.05)	3.15	3.10	—	(2.25)	(2.25)	26.71	0.78	0.78	(0.20)	41	11.78	118
01/01/24	12/31/24	27.92	0.02	3.75	3.77	—	(5.83)	(5.83)	25.86	0.78	0.78	0.06	53	13.49	130
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
Carillon Scout Mid Cap Fund
Class A*
01/01/26	06/30/26	24.11	0.02	4.01	4.03	—	—	—	28.14	1.25	1.25	0.13	29	16.72	41
01/01/25	12/31/25	22.99	0.05	3.47	3.52	(0.05)	(2.35)	(2.40)	24.11	1.25	1.25	0.21	57	15.15	35
01/01/24	12/31/24	21.63	0.05	4.86	4.91	(0.06)	(3.49)	(3.55)	22.99	1.25	1.26	0.20	72	22.67	35
11/01/23	12/31/23	18.69	0.01	2.94	2.95	(0.01)	—	(0.01)	21.63	1.26	1.26	0.29	17	15.78	26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
Class C*
01/01/26	06/30/26	23.09	(0.08)	3.85	3.77	—	—	—	26.86	1.99	1.99	(0.62)	29	16.33	19
01/01/25	12/31/25	22.14	(0.12)	3.31	3.19	—	(2.24)	(2.24)	23.09	1.99	1.99	(0.53)	57	14.27	18
01/01/24	12/31/24	20.93	(0.13)	4.69	4.56	(0.00)(d)	(3.35)	(3.35)	22.14	2.00	2.00	(0.56)	72	21.80	19
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
Class I*
01/01/26	06/30/26	24.30	0.06	4.05	4.11	—	—	—	28.41	0.95	0.99	0.44	29	16.91	3,607
01/01/25	12/31/25	23.18	0.13	3.49	3.62	(0.13)	(2.37)	(2.50)	24.30	0.95	0.98	0.51	57	15.45	2,692
01/01/24	12/31/24	21.80	0.12	4.91	5.03	(0.12)	(3.53)	(3.65)	23.18	0.96	0.99	0.48	72	23.07	2,594
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	—(d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
Class R-6*
01/01/26	06/30/26	24.26	0.07	4.05	4.12	—	—	—	28.38	0.85	0.88	0.54	29	16.98	604
01/01/25	12/31/25	23.14	0.15	3.49	3.64	(0.15)	(2.37)	(2.52)	24.26	0.85	0.88	0.61	57	15.58	461
01/01/24	12/31/24	21.77	0.15	4.90	5.05	(0.15)	(3.53)	(3.68)	23.14	0.86	0.88	0.59	72	23.19	414
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
Carillon Chartwell Small Cap Fund
Class A*
01/01/26	06/30/26	20.79	(0.07)	7.90	7.83	—	—	—	28.62	1.14	1.14	(0.63)	40	37.66	20
01/01/25	12/31/25	28.75	(0.18)	4.37	4.19	—	(12.15)	(12.15)	20.79	1.14	1.14	(0.62)	154(e)	13.83	15
01/01/24	12/31/24	26.50	(0.16)	5.55	5.39	—	(3.14)	(3.14)	28.75	1.15	1.14	(0.55)	27	20.32	14
11/01/23	12/31/23	22.06	(0.02)	4.46	4.44	—	—	—	26.50	1.25	1.29	(0.39)	4	20.13	13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18

The accompanying notes are an integral part of these financial statements.

86

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Small Cap Fund — (Continued)
Class C*
01/01/26	06/30/26	$19.34	$(0.15)	$7.33	$7.18	$—	$—	$—	$26.52	1.88	1.88	(1.38)	40	37.13	$1
01/01/25	12/31/25	26.94	(0.36)	4.06	3.70	—	(11.30)	(11.30)	19.34	1.87	1.87	(1.36)	154(e)	13.02	1
01/01/24	12/31/24	25.01	(0.35)	5.22	4.87	—	(2.94)	(2.94)	26.94	1.89	1.88	(1.29)	27	19.46	1
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
Class I*
01/01/26	06/30/26	21.26	(0.05)	8.10	8.05	—	—	—	29.31	0.90	0.90	(0.38)	40	37.86	226
01/01/25	12/31/25	29.33	(0.11)	4.46	4.35	—	(12.42)	(12.42)	21.26	0.89	0.89	(0.38)	154(e)	14.10	169
01/01/24	12/31/24	26.97	(0.10)	5.66	5.56	—	(3.20)	(3.20)	29.33	0.92	0.90	(0.33)	27	20.61	235
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
Class R-6*
01/01/26	06/30/26	21.45	(0.04)	8.17	8.13	—	—	—	29.58	0.81	0.81	(0.29)	40	37.90	5
01/01/25	12/31/25	29.57	(0.09)	4.50	4.41	—	(12.53)	(12.53)	21.45	0.81	0.80	(0.29)	154(e)	14.19	4
01/01/24	12/31/24	27.17	(0.08)	5.71	5.63	—	(3.23)	(3.23)	29.57	0.85	0.80	(0.28)	27	20.70	3
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
Carillon Chartwell Real Income Fund
Class A*
01/01/26	06/30/26	14.33	0.43	(0.14)	0.29	(0.25)	—	(0.25)	14.37	0.85	0.90	5.76	27	2.00	1
01/01/25	12/31/25	13.20	0.54	1.12	1.66	(0.53)	—	(0.53)	14.33	0.86	0.88	3.86	49	12.85	0
04/26/24	12/31/24	12.76	0.29	0.52	0.81	(0.37)	—	(0.37)	13.20	0.92	0.92	3.22	98	6.42	0
Class C*
01/01/26	06/30/26	14.34	0.31	(0.06)	0.25	(0.23)	—	(0.23)	14.36	1.47	1.47	4.18	27	1.68	0
01/01/25	12/31/25	13.20	0.44	1.14	1.58	(0.44)	—	(0.44)	14.34	1.49	1.49	3.24	49	12.16	0
04/26/24	12/31/24	12.76	0.26	0.48	0.74	(0.30)	—	(0.30)	13.20	1.68	1.68	2.87	98	5.85	0
Class I*
01/01/26	06/30/26	14.33	0.37	(0.06)	0.31	(0.26)	—	(0.26)	14.38	0.55	0.58	5.08	27	2.15	259
01/01/25	12/31/25	13.19	0.57	1.14	1.71	(0.57)	—	(0.57)	14.33	0.58	0.61	4.15	49	13.22	260
01/01/24	12/31/24	12.80	0.52	0.38	0.90	(0.51)	—	(0.51)	13.19	0.64	0.75	3.96	98	7.20	249
01/01/23	12/31/23	12.29	0.42	0.52	0.94	(0.43)	—	(0.43)	12.80	0.64	0.73	3.35	59	7.77	308
01/01/22	12/31/22	14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	12.29	0.64	0.69	2.87	40	(10.14)	367
01/01/21	12/31/21	13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	14.15	0.64	0.68	2.41	56	7.35	520
Class R-6*
01/01/26	06/30/26	14.35	0.39	(0.08)	0.31	(0.27)	—	(0.27)	14.39	0.45	0.50	5.26	27	2.12	0
01/01/25	12/31/25	13.20	0.59	1.14	1.73	(0.58)	—	(0.58)	14.35	0.45	0.49	4.17	49	13.39	0
04/26/24	12/31/24	12.76	0.36	0.48	0.84	(0.40)	—	(0.40)	13.20	0.54	0.67	4.00	98	6.67	0
Carillon Chartwell Short Duration High Yield Fund
Class A*
01/01/26	06/30/26	9.63	0.24	(0.08)	0.16	(0.19)	—	(0.19)	9.60	0.78	0.78	4.93	13	1.73	0
01/01/25	12/31/25	9.48	0.48	0.15	0.63	(0.48)	—	(0.48)	9.63	0.70	0.70	4.97	36	6.74	0
04/26/24	12/31/24	9.40	0.31	0.11	0.42	(0.34)	—	(0.34)	9.48	0.74	0.74	4.86	41	4.57	0
Class C*
01/01/26	06/30/26	9.63	0.20	(0.08)	0.12	(0.16)	—	(0.16)	9.59	1.54	1.56	4.13	13	1.27	0
01/01/25	12/31/25	9.48	0.40	0.15	0.55	(0.40)	—	(0.40)	9.63	1.52	1.52	4.10	36	5.94	0
04/26/24	12/31/24	9.40	0.27	0.11	0.38	(0.30)	—	(0.30)	9.48	1.49	1.49	4.11	41	4.04	0

The accompanying notes are an integral part of these financial statements.

87

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Short Duration High Yield Fund — (Continued)
Class I*
01/01/26	06/30/26	$9.63	$0.25	$(0.09)	$0.16	$(0.20)	$—	$(0.20)	$9.59	0.49	0.55	5.17	13	1.72	$169
01/01/25	12/31/25	9.48	0.50	0.15	0.65	(0.50)	—	(0.50)	9.63	0.49	0.55	5.19	36	6.99	200
01/01/24	12/31/24	9.43	0.48	0.05	0.53	(0.48)	—	(0.48)	9.48	0.49	0.58	5.10	41	5.78	269
01/01/23	12/31/23	9.15	0.42	0.28	0.70	(0.42)	—	(0.42)	9.43	0.49	0.60	4.51	39	7.80	247
01/01/22	12/31/22	9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	9.15	0.49	0.59	3.09	35	(3.17)	210
01/01/21	12/31/21	9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	9.75	0.49	0.58	2.78	54	2.40	217
Class R-6*
01/01/26	06/30/26	9.63	0.25	(0.07)	0.18	(0.21)	—	(0.21)	9.60	0.39	0.48	5.28	13	1.86	158
01/01/25	12/31/25	9.48	0.51	0.15	0.66	(0.51)	—	(0.51)	9.63	0.39	0.48	5.25	36	7.10	98
04/26/24	12/31/24	9.40	0.34	0.11	0.45	(0.37)	—	(0.37)	9.48	0.39	0.50	5.22	41	4.82	0
Carillon Reams Core Bond Fund
Class A*
01/01/26	06/30/26	10.89	0.20	(0.11)	0.09	(0.17)	—	(0.17)	10.81	0.75	0.91	3.78	175	0.84	10
01/01/25	12/31/25	10.57	0.43	0.33	0.76	(0.44)	—	(0.44)	10.89	0.75	0.91	4.02	430	7.30	13
01/01/24	12/31/24	10.88	0.44	(0.32)	0.12	(0.43)	—	(0.43)	10.57	0.75	0.93	4.03	522	1.13	30
11/01/23	12/31/23	10.07	0.07	0.85	0.92	(0.11)	—	(0.11)	10.88	0.80	1.03	3.85	52	9.15	3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
Class C*
01/01/26	06/30/26	10.84	0.16	(0.11)	0.05	(0.14)	—	(0.14)	10.75	1.50	1.62	3.04	175	0.44	2
01/01/25	12/31/25	10.53	0.35	0.32	0.67	(0.36)	—	(0.36)	10.84	1.50	1.61	3.29	430	6.45	2
01/01/24	12/31/24	10.83	0.34	(0.29)	0.05	(0.35)	—	(0.35)	10.53	1.51	1.62	3.22	522	0.45	2
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
Class I*
01/01/26	06/30/26	10.90	0.22	(0.12)	0.10	(0.18)	—	(0.18)	10.82	0.45	0.63	4.08	175	0.96	399
01/01/25	12/31/25	10.58	0.47	0.32	0.79	(0.47)	—	(0.47)	10.90	0.45	0.62	4.34	430	7.63	422
01/01/24	12/31/24	10.89	0.46	(0.31)	0.15	(0.46)	—	(0.46)	10.58	0.44	0.63	4.29	522	1.45	429
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
Class R-6*
01/01/26	06/30/26	10.92	0.23	(0.12)	0.11	(0.19)	—	(0.19)	10.84	0.35	0.54	4.20	175	1.00	42
01/01/25	12/31/25	10.60	0.48	0.32	0.80	(0.48)	—	(0.48)	10.92	0.35	0.53	4.45	430	7.72	36
01/01/24	12/31/24	10.90	0.47	(0.30)	0.17	(0.47)	—	(0.47)	10.60	0.36	0.54	4.37	522	1.62	17
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
Carillon Reams Core Plus Bond Fund
Class A*
01/01/26	06/30/26	30.15	0.58	(0.24)	0.34	(0.43)	—	(0.43)	30.06	0.80	0.93	3.91	151	1.13	16
01/01/25	12/31/25	28.99	1.19	1.20	2.39	(1.23)	—	(1.23)	30.15	0.80	0.93	3.99	440	8.36	19
01/01/24	12/31/24	29.96	1.23	(0.93)	0.30	(1.27)	—	(1.27)	28.99	0.80	0.94	4.13	502	1.02	22
11/01/23	12/31/23	27.66	0.19	2.42	2.61	(0.31)	—	(0.31)	29.96	0.80	0.91	3.94	49	9.46	5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7

The accompanying notes are an integral part of these financial statements.

88

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund — (Continued)
Class C*
01/01/26	06/30/26	$29.89	$0.47	$(0.24)	$0.23	$(0.33)	$—	$(0.33)	$29.79	1.55	1.65	3.15	151	0.78	$3
01/01/25	12/31/25	28.76	0.95	1.18	2.13	(1.00)	—	(1.00)	29.89	1.55	1.64	3.24	440	7.50	3
01/01/24	12/31/24	29.74	0.98	(0.89)	0.09	(1.07)	—	(1.07)	28.76	1.55	1.65	3.34	502	0.29	4
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
Class I*
01/01/26	06/30/26	30.27	0.64	(0.25)	0.39	(0.47)	—	(0.47)	30.19	0.50	0.65	4.24	151	1.28	1,688
01/01/25	12/31/25	29.10	1.29	1.20	2.49	(1.32)	—	(1.32)	30.27	0.50	0.65	4.31	440	8.68	1,616
01/01/24	12/31/24	30.07	1.31	(0.91)	0.40	(1.37)	—	(1.37)	29.10	0.48	0.65	4.41	502	1.34	1,433
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
Class R-6*
01/01/26	06/30/26	30.27	0.65	(0.24)	0.41	(0.48)	—	(0.48)	30.20	0.40	0.56	4.34	151	1.36	422
01/01/25	12/31/25	29.11	1.32	1.19	2.51	(1.35)	—	(1.35)	30.27	0.40	0.55	4.42	440	8.75	404
01/01/24	12/31/24	30.07	1.37	(0.94)	0.43	(1.39)	—	(1.39)	29.11	0.40	0.55	4.56	502	1.46	314
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
Carillon Reams Unconstrained Bond Fund
Class A*
01/01/26	06/30/26	12.58	0.24	(0.09)	0.15	(0.12)	—	(0.12)	12.61	0.90	1.04	3.78	85	1.23	46
01/01/25	12/31/25	12.14	0.52	0.70	1.22	(0.51)	(0.27)	(0.78)	12.58	0.90	1.04	4.09	428	10.17	56
01/01/24	12/31/24	12.23	0.48	(0.01)	0.47	(0.56)	—	(0.56)	12.14	0.90	1.06	3.90	566	3.92	33
11/01/23	12/31/23	11.53	0.08	0.74	0.82	(0.12)	—	(0.12)	12.23	0.80	1.10	3.76	49	7.15	6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
Class C*
01/01/26	06/30/26	12.44	0.19	(0.08)	0.11	(0.10)	—	(0.10)	12.45	1.65	1.73	3.12	85	0.85	5
01/01/25	12/31/25	12.02	0.42	0.70	1.12	(0.43)	(0.27)	(0.70)	12.44	1.65	1.74	3.35	428	9.43	4
01/01/24	12/31/24	12.12	0.38	—(d)	0.38	(0.48)	—	(0.48)	12.02	1.64	1.76	3.13	566	3.14	2
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
Class I*
01/01/26	06/30/26	12.62	0.26	(0.09)	0.17	(0.14)	—	(0.14)	12.65	0.60	0.76	4.15	85	1.35	1,952
01/01/25	12/31/25	12.16	0.55	0.72	1.27	(0.54)	(0.27)	(0.81)	12.62	0.60	0.76	4.35	428	10.61	1,796
01/01/24	12/31/24	12.25	0.51	—(d)	0.51	(0.60)	—	(0.60)	12.16	0.58	0.78	4.16	566	4.22	1,324
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110

The accompanying notes are an integral part of these financial statements.

89

Financial Highlights(Continued)

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund — (Continued)
Class R-6*
01/01/26	06/30/26	$12.62	$0.27	$(0.10)	$0.17	$(0.15)	$—	$(0.15)	$12.64	0.50	0.66	4.25	85	1.32	$326
01/01/25	12/31/25	12.16	0.56	0.72	1.28	(0.55)	(0.27)	(0.82)	12.62	0.51	0.66	4.42	428	10.72	308
01/01/24	12/31/24	12.25	0.53	(0.01)	0.52	(0.61)	—	(0.61)	12.16	0.49	0.67	4.29	566	4.32	269
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68

*
Information for periods beginning after December 31, 2025 is unaudited. Per share amounts have been calculated using the daily average share method. Classes with less than five years presented are showing results from the inception of the share class.

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d)	Per share amount is less than $0.005.
(e)	The Fund changed its subadviser in January of 2025.
The accompanying notes are an integral part of these financial statements.

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NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in both open-end mutual funds and exchange-traded funds. This report covers the following mutual fund series (each a “fund” and collectively the “funds”):
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Growth Fund (“Chartwell Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Eagle Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Real Income Fund (“Real Income Fund”) primarily seeks current income and, secondarily, seeks to preserve inflation adjusted capital,
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”) seeks income and long-term capital appreciation,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.
For financial information related to the Trust’s exchange-traded funds, please refer to their separate annual report.
Class Offerings. As of June 30, 2026, each fund was authorized and offered Class A, Class C, Class I, and Class R-6 shares to qualified buyers.

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•
For all funds except the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•
Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I and Class R-6 shares are sold without a front-end sales charge or a CDSC.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the funds are not required to recalculate their NAV.
Generally, a fund values portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Examples of issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;

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•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the funds’ valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities,

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developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended June 30, 2026, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures and Unconstrained Bond Fund held options.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended June 30, 2026, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended June 30, 2026, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –	Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

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The following is a summary of the inputs used to value each fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
Mid Cap Value Fund
Common Stocks(a)	$18,402,711	$—	$—
Short-Term Investments	514,107	—	—
Total Investment Portfolio	$18,916,818	$—	$—
Chartwell Small Cap Growth Fund
Common Stocks(a)	$188,338,296	$—	$—
Short-Term Investments	958,130	—	—
Total Investment Portfolio	$189,296,426	$—	$—
Small Cap Value Fund
Common Stocks(a)	$45,292,299	$—	$—
Short-Term Investments	576,135	—	—
Total Investment Portfolio	$45,868,434	$—	$—
Capital Appreciation Fund
Common Stocks(a)	$623,523,843	$—	$—
Total Investment Portfolio	$623,523,843	$—	$—
International Stock Fund
Common Stocks(a):
Australia	$—	$26,457,830	$—
Belgium	—	8,257,993	—
Brazil	10,502,456	—	—
Canada	99,074,199	—	—
China	—	46,676,122	—
Denmark	—	14,401,188	—
France	—	75,001,842	—
Germany	—	67,396,330	—
Hong Kong	—	16,823,403	—
India	—	3,367,942	—
Ireland	6,832,854	—	—
Israel	10,737,318	6,380,699	—
Italy	—	34,470,210	—
Japan	—	206,748,081	—
Netherlands	—	66,341,579	—
Norway	—	4,391,637	—
Singapore	—	12,543,260	—
South Korea	—	119,047,542	—
Spain	—	49,361,439	—
Switzerland	—	42,074,772	—
Taiwan	66,080,406	95,132,703	—
United Kingdom	2,645,451	134,140,647	—
Exchange Traded Funds(a)	24,941,635	—	—
Short-Term Investments	19,999,900	—	—
Total Investment Portfolio	$240,814,219	$1,029,015,219	$—

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	Level 1	Level 2	Level 3
Growth & Income Fund
Common Stocks(a)	$484,898,119	$—	$—
Total Investment Portfolio	$484,898,119	$—	$—
Mid Cap Growth Fund
Common Stocks(a)	$5,144,280,746	$—	$—
Short-Term Investments	38,095,049	—	—
Total Investment Portfolio	$5,182,375,795	$—	$—
Eagle Small Cap Growth Fund
Common Stocks(a)	$491,734,423	$—	$—
Short-Term Investments	11,221,372	—	—
Total Investment Portfolio	$502,955,795	$—	$—
Mid Cap Fund
Common Stocks(a)	$4,234,364,346	$—	$—
Short-Term Investments	13,131,490	—	—
Total Investment Portfolio	$4,247,495,836	$—	$—
Small Cap Fund
Common Stocks(a)	$246,513,852	$—	$—
Short-Term Investments	1,686,173	—	—
Total Investment Portfolio	$248,200,025	$—	$—
Real Income Fund
U.S. Treasury Securities	$—	$189,090,575	$—
Common Stocks(a)	24,927,514	—	—
Commercial Mortgage-Backed Securities	—	15,572,164	—
Exchange Traded Funds	9,861,217	—	—
Corporate Bonds(a)	—	7,017,321	—
Agency Mortgage-Backed Securities	—	3,805,051	—
U.S. Government Agency Issues	—	2,972,780	—
Asset-Backed Securities	—	2,822,264	—
Short-Term Investments	6,231,923	—	—
Total Investment Portfolio	$41,020,654	$221,280,155	$—
Short Duration High Yield Fund
Corporate Bonds(a)	$—	$316,071,948	$—
Total Investment Portfolio	$—	$316,071,948	$—
Core Bond Fund
Corporate Bonds(a)	$—	$123,152,532	$—
Commercial Mortgage-Backed Securities	—	101,190,166	—
U.S. Treasury Securities	—	100,408,651	—
Asset-Backed Securities	—	88,877,430	—
Agency Mortgage-Backed Securities	—	57,113,461	—
Short-Term Investments	—	5,657,682	—
Total Investment Portfolio	$—	$476,399,922	$—
Credit Default Swaps - Sell Protection	$—	$457,933	$—

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	Level 1	Level 2	Level 3
Core Plus Bond Fund
U.S. Treasury Securities	$—	$641,166,195	$—
Corporate Bonds(a)	—	464,435,295	—
Commercial Mortgage-Backed Securities	—	380,100,705	—
Asset-Backed Securities	—	366,292,039	—
Agency Mortgage-Backed Securities	—	208,177,913	—
Foreign Government Debt Obligations	—	54,720,882	—
Medium-Term Notes	—	20,012,479	—
Short-Term Investments	—	62,175,318	—
Total Investment Portfolio	$—	$2,197,080,826	$—
Futures Contracts(b)	$374,132	$—	$—
Forward Contracts(b)	$—	$(2,162,413)	$—
Credit Default Swaps - Sell Protection	$—	$5,407,715	$—
Unconstrained Bond Fund
Commercial Mortgage-Backed Securities	$—	$696,215,630	$—
U.S. Treasury Securities	—	363,764,471	—
Agency Mortgage-Backed Securities	—	363,134,437	—
Asset-Backed Securities	—	281,599,067	—
Corporate Bonds(a)	—	275,195,750	—
Foreign Government Debt Obligations	—	115,870,574	—
Medium-Term Notes	—	44,947,600	—
Short-Term Investments	—	80,005,949	—
Total Investment Portfolio	$—	$2,220,733,478	$—
Futures Contracts(b)	$3,042,374	$—	$—
Forward Contracts(b)	$—	$(4,870,517)	$—
Inflation and Interest Rate Swaps(b)	$—	$5,652,379	$—
Credit Default Swaps - Buy Protection	$—	$(1,407,504)	$—
Credit Default Swaps - Sell Protection	$—	$11,622,662	$—

(a)	Please see the investment portfolio for details.
(b)	Amounts presented for Futures Contracts, Inflation and Interest rate swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
At June 30, 2026, the funds did not hold any Level 3 investments.
Derivatives. The following disclosure provides certain information about the funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.
•
Forward currency contracts. Each of the funds’ policies, except Capital Appreciation, Eagle Small Cap Growth, Core Bond, and Mid Cap, permit the funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting

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change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.
•
Futures contracts. Each of the funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, and Mid Cap, permit the funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

•
Options. Each of the funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, and Mid Cap, permit the funds to use options for hedging, substitution or investment purposes, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase

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call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.
•
Swap contracts. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the funds to enter into swap agreements to enhance the funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin.” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.

Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.
•
Credit default swap contracts. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a

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fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
•
Interest rate swap contracts. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Inflation rate swap contracts. An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI)), and the other party paying a fixed rate, typically

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based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.
•
Total return swap contracts. Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.

During the period ended June 30, 2026, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for purchased and written options) were as follows:

	Inflation and Interest Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts – Long	Futures Contracts – Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered	Purchased options	Written Options
Core Bond Fund	$—	$11,840,000	$—	$—	$—	$—	$—	$—
Core Plus Bond Fund	—	126,990,700	113,715,480	—	142,379,216	89,560,472	—	—
Unconstrained Bond Fund	312,072,009	413,966,686	1,361,836,148	(513,387,996)	288,129,643	240,368,886	—	(135,795)

Foreign Currency Transactions. The books and records of each fund are maintained in
U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
To-Be-Announced Securities. The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered

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but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the funds’ fiscal year-end and may differ from the estimated amounts.
Repurchase Agreements. Each fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended June 30, 2026, none of the funds held any repurchase agreements.
Revenue Recognition. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.
Class Allocations. Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions. Each fund, except the Growth & Income Fund, Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment

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income and/or net realized gains may be made prior to such reorganization. Each fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.
Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1/1/26 to 6/30/26	$—	$—	$—	$—
	1/1/25 to 12/31/25	1,493	1,453	2,454,611	1,389
Chartwell Small Cap Growth Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	1,116	1,397	964,087	9,557
Small Cap Value Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	1,938	1,908	8,556,167	4,292
Capital Appreciation Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	9,955,471	321,358	12,855,810	66,048
International Stock Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	750,063	38,418	24,630,470	732,309
Growth & Income Fund	1/1/26 to 6/30/26	761,528	56,650	1,212,476	72,115
	1/1/25 to 12/31/25	32,576,093	4,133,791	46,493,493	2,524,883
Mid Cap Growth Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	64,615,319	3,586,462	183,022,323	397,451,293
Eagle Small Cap Growth Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	9,779,947	445,651	13,211,412	9,245,840
Mid Cap Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	3,184,276	1,593,297	255,295,162	43,872,055
Small Cap Fund	1/1/26 to 6/30/26	—	—	—	—
	1/1/25 to 12/31/25	5,575,106	330,138	68,604,890	1,458,762
Real Income Fund	1/1/26 to 6/30/26	8,354	188	4,749,146	7,065
	1/1/25 to 12/31/25	5,544	351	10,402,073	7,263
Short Duration High Yield Fund	1/1/26 to 6/30/26	1,250	4,719	4,173,222	2,508,636
	1/1/25 to 12/31/25	549	7,458	12,478,458	2,108,035
Core Bond Fund	1/1/26 to 6/30/26	179,895	22,199	6,733,355	683,350
	1/1/25 to 12/31/25	714,156	65,072	18,876,354	1,582,371
Core Plus Bond Fund	1/1/26 to 6/30/26	258,208	33,493	26,062,983	6,513,689
	1/1/25 to 12/31/25	822,750	127,548	67,009,071	15,859,097
Unconstrained Bond Fund	1/1/26 to 6/30/26	545,157	33,223	21,043,943	3,743,639
	1/1/25 to 12/31/25	2,791,709	170,589	104,002,926	19,071,191

Other. In the normal course of business the funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

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NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2026, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Purchases	$5,004,745	$87,321,887	$11,251,950	$64,071,766	$238,084,735
Sales	9,306,878	53,330,897	19,888,980	66,095,787	79,312,579

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Purchases	$104,162,257	$1,715,009,880	$160,956,497	$1,557,574,768	$83,507,657
Sales	146,970,503	2,360,535,562	192,540,498	1,098,669,197	88,334,789

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$25,641,448	$77,408,768	$776,317,602	$2,770,083,385	$1,146,495,522
Purchases - U.S. Treasury securities	44,184,613	—	109,172,335	539,734,059	665,699,120
Sales	47,516,636	38,937,927	834,342,030	2,954,185,214	741,816,411
Sales - U.S. Treasury securities	24,163,997	—	113,124,690	503,413,358	977,633,169

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each fund is as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Mid Cap Value Fund	All Assets	0.65%
Small Cap Value Fund	All Assets	0.80%
Capital Appreciation Fund	First $1 billion	0.50%
	Over $1 billion	0.45%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Chartwell Small Cap Growth Fund, Mid Cap Growth Fund, Eagle Small Cap Growth Fund, Small Cap Fund	First $500 million	0.60%
	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund	First $1 billion	0.80%
	Over $1 billion	0.70%
Real Income Fund	First $1.75 billion	0.30%
	$1.75 billion to $3.5 billon	0.28%
	Over $3.5 billon	0.26%
Short Duration High Yield Fund	All Assets	0.30%
Core Bond Fund	All Assets	0.35%
Core Plus Bond Fund	All Assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.50%
	Over $3 billion	0.45%

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Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the funds are as follows:
•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Eagle Small Cap Growth Fund,
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, and
•
Chartwell Investment Partners, LLC (“Chartwell”) serves as the subadviser to the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Real Income Fund and Short Duration High Yield Fund

Administrative Fees. For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.
Distribution and Service Fees. Pursuant to the Class A and Class C Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those funds’ average daily net assets attributable to Class A shares of those funds. Currently, the distribution and service fee is 0.25% for Class A shares of each fund. Each fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares. The funds do not incur any distribution expenses related to Class I or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I and Class R-6 shares, from its own resources.
Sales Charges. During the period ended June 30, 2026, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Front-end sales charges - Class A	$37	$326	$—	$31,216	$10,484
CDSC - Class A	—	—	—	289	173
CDSC - Class C	—	—	—	94	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Front-end sales charges - Class A	$19,211	$15,724	$4,092	$34,207	$1,977
CDSC - Class A	242	65	15	5	55
CDSC - Class C	94	552	—	125	—

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	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$—	$—	$5,859	$43	$4,264
CDSC - Class A	—	—	21	160	—
CDSC - Class C	—	—	—	710	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.
Agency Commissions. During the period ended June 30, 2026, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Total agency brokerage commissions	$9,287	$80,265	$26,368	$7,295	$186,679
Paid to RJA	—	—	—	—	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Total agency brokerage commissions	$47,419	$670,516	$155,634	$722,065	$103,811
Paid to RJA	1,044	42,717	3,352	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$121,199	$—	$—	$13,330	$148,815
Paid to RJA	11,400	—	—	—	—

Internal Audit Fees. RJA provides internal audit services to the funds. RJA receives no compensation from the funds for these services.
Expense Limitations. Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the funds through April 30, 2027 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1.20%	1.95%	0.90%	0.80%
Chartwell Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Value Fund	1.35%	2.10%	1.05%	0.95%
Capital Appreciation Fund	1.05%	1.80%	0.75%	0.65%
International Stock Fund	1.25%	2.00%	0.95%	0.85%
Growth & Income Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Growth Fund	1.20%	1.95%	0.90%	0.80%
Eagle Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Fund	1.25%	2.00%	0.95%	0.85%
Real Income Fund	0.85%	1.60%	0.55%	0.45%
Short Duration High Yield Fund	0.79%	1.54%	0.49%	0.39%
Core Bond Fund	0.75%	1.50%	0.45%	0.35%
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.40%
Unconstrained Bond Fund	0.90%	1.65%	0.60%	0.50%

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June 30, 2026 (Unaudited)(Continued)
Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 1/1/26 to 6/30/26	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$24	$24	$44,920	$31
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	5	5	50,396	25
Capital Appreciation Fund	—	—	—	303
International Stock Fund	1,624	—	128,250	4,460
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	705	—	621,333	91,856
Small Cap Fund	—	—	—	—
Real Income Fund	101	—	42,773	95
Short Duration High Yield Fund	—	25	58,025	51,281
Core Bond Fund	9,397	1,054	367,620	36,596
Core Plus Bond Fund	11,601	1,508	1,255,753	322,933
Unconstrained Bond Fund	38,538	1,718	1,487,111	254,246

A portion or all of a fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest, Scout, and Chartwell for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest, Scout, and Chartwell any recoupment that Carillon Tower receives from the funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2028
Mid Cap Value Fund	$24	$24	$44,920	$31
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	5	5	50,396	25
Capital Appreciation Fund	—	—	—	303
International Stock Fund	1,624	—	128,250	4,460
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	705	—	621,333	91,856
Small Cap Fund	—	—	—	—
Real Income Fund	101	—	42,773	95
Short Duration High Yield Fund	—	25	58,025	51,281
Core Bond Fund	9,397	1,054	367,620	36,596
Core Plus Bond Fund	11,601	1,508	1,255,753	322,933
Unconstrained Bond Fund	38,538	1,718	1,487,111	254,246

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June 30, 2026 (Unaudited)(Continued)

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2027
Mid Cap Value Fund	$32	$33	$92,284	$48
Chartwell Small Cap Growth Fund	364	442	660,615	779
Small Cap Value Fund	—	—	101,307	273
Capital Appreciation Fund	50,787	714	116,179	201
International Stock Fund	—	—	206,810	7,709
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	322	—	842,844	124,428
Small Cap Fund	—	—	—	—
Real Income Fund	26	—	69,278	71
Short Duration High Yield Fund	—	—	141,641	32,362
Core Bond Fund	29,422	2,079	732,421	60,986
Core Plus Bond Fund	25,372	3,551	2,262,056	532,584
Unconstrained Bond Fund	50,653	2,179	2,324,017	437,544
Recoverable expenses - 12/31/2026
Mid Cap Value Fund	$27	$28	$110,957	$39
Chartwell Small Cap Growth Fund	185	20	244,170	5
Small Cap Value Fund	4	4	170,224	92
Capital Appreciation Fund	207,993	5,811	363,974	299
International Stock Fund	—	—	189,186	5,178
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	2,102	—	942,892	112,795
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	302,033	10
Short Duration High Yield Fund	—	—	236,654	7
Core Bond Fund	77,580	3,148	811,551	28,759
Core Plus Bond Fund	39,381	4,273	2,355,529	264,571
Unconstrained Bond Fund	82,358	2,260	2,496,426	351,604

The Manager recovered previously waived expenses during period ended June 30, 2026 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$—	$—	$—	$—
Chartwell Small Cap Growth Fund	21	70	10,195	97
Small Cap Value Fund	—	—	—	—
Capital Appreciation Fund	—	864	—	—
International Stock Fund	—	—	—	—
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	—	—
Short Duration High Yield Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Core Plus Bond Fund	—	—	—	—
Unconstrained Bond Fund	—	—	—	—

108

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Trustees and Officers Compensation. Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated by net assets and paid by each fund in the Carillon Family of Funds.
Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the funds.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2022 to October 31, 2023, December 31, 2022 to December 31, 2025) and has concluded that no provision for federal income tax is required in the funds’ financial statements.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.
For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended June 30, 2026 is estimated):

		Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Ordinary Income	1/1/26 to 6/30/26	$—	$—	$—	$—	$—
	1/1/25 to 12/31/25	197,028	56,526	1,651,761	262,398	26,094,461
Long-term capital gain	1/1/26 to 6/30/26	—	—	—	—	—
	1/1/25 to 12/31/25	2,261,918	919,631	6,912,544	22,936,289	56,799

		Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Ordinary Income	1/1/26 to 6/30/26	$2,102,769	$—	$—	$—	$—
	1/1/25 to 12/31/25	8,223,372	59,917,380	777,909	73,467,345	—
Long-term capital gain	1/1/26 to 6/30/26	—	—	—	—	—
	1/1/25 to 12/31/25	77,504,888	588,758,017	31,904,941	230,477,445	75,968,896

		Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	1/1/26 to 6/30/26	$4,764,753	$6,687,827	$7,618,799	$32,868,373	$25,365,962
	1/1/25 to 12/31/25	10,415,231	14,594,500	21,237,953	83,818,466	126,036,415
Long-term capital gain	1/1/26 to 6/30/26	—	—	—	—	—
	1/1/25 to 12/31/25	—	—	—	—	—

109

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the components of distributable earnings (losses) on a tax basis were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Cost of investments	$16,893,241	$85,035,105	$37,780,720	$179,460,575	$596,346,665
Gross unrealized appreciation	4,468,485	27,067,662	9,930,400	406,796,426	299,831,480
Gross unrealized depreciation	(771,047)	(3,801,978)	(3,376,741)	(3,269,008)	(18,819,402)
Net unrealized appreciation/(depreciation)	3,697,438	23,265,684	6,553,659	403,527,418	281,012,078
Undistributed ordinary income	276,596	—	—	—	—
Undistributed long-term gain	572,215	—	—	3,294,433	972,785
Total undistributed earnings	848,811	—	—	3,294,433	972,785
Other accumulated gains (losses)	—	—	—	(539,375)	(4,790,930)
Total distributable earnings (loss)	$4,546,249	$23,265,684	$6,553,659	$406,282,476	$277,193,933

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Cost of investments	$310,045,040	$3,661,949,580	$290,345,504	$2,427,692,965	$149,321,582
Gross unrealized appreciation	183,373,773	1,829,700,262	137,153,252	860,782,694	49,550,542
Gross unrealized depreciation	(7,079,907)	(221,011,784)	(12,432,371)	(89,022,338)	(9,487,576)
Net unrealized appreciation/(depreciation)	176,293,866	1,608,688,478	124,720,881	771,760,356	40,062,966
Undistributed ordinary income	1,824,256	—	—	83,196	—
Undistributed long-term gain	6,370,534	5,670,805	7,777,483	80,510,344	7,373,666
Total undistributed earnings	8,194,790	5,670,805	7,777,483	80,593,540	7,373,666
Other accumulated gains (losses)	—	—	—	(14,376,349)	—
Total distributable earnings (loss)	$184,488,656	$1,614,359,283	$132,498,364	$837,977,547	$47,436,632

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$244,361,802	$275,650,516	$536,858,130	$2,327,988,705	$2,067,104,906
Gross unrealized appreciation	16,778,190	4,316,933	5,795,598	23,998,854	17,240,571
Gross unrealized depreciation	(3,571,840)	(116,275)	(6,412,874)	(26,458,562)	(17,769,856)
Net unrealized appreciation/(depreciation)	13,206,350	4,200,658	(617,276)	(2,459,708)	(529,285)
Undistributed ordinary income	68,440	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	68,440	—	—	—	—
Other accumulated gains (losses)	(11,182,465)	(2,917,954)	(69,243,195)	(146,877,070)	2,487,283
Total distributable earnings (loss)	$2,092,325	$1,282,704	$(69,860,471)	$(149,336,778)	$1,957,998

110

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.
NOTE 6 – OTHER DERIVATIVE INFORMATION
At June 30, 2026, the funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Core Bond Fund	Credit	Open credit default swap contracts, at value*	$457,933	N/A
	Total		$457,933	$—
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$5,407,715	N/A
	Interest rate	Unrealized appreciation - open futures contracts^	374,132	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	N/A
	Currency	Unrealized appreciation - open forward contracts	1,415,362	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	$3,577,775
	Total		$7,197,209	$3,577,775

Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$11,622,662	$1,407,504
	Interest rate & currency	Unrealized appreciation - open inflation and interest rate swap contracts*	5,652,379	N/A
	Interest rate	Unrealized appreciation - open futures contracts^	3,520,334	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	477,960
	Currency	Unrealized appreciation - open forward contracts	2,512,174	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	7,382,691
	Total		$23,307,549	$9,268,155

*	Included in Deposit at broker - open swap contracts.
^	Included in Deposit at broker - open futures contracts.
Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of June 30, 2026 the funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

111

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the period ended June 30, 2026, the effect of derivative contracts on the funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit	Swap contracts	$24,252	$128,890
	Total		$24,252	$128,890
Core Plus Bond Fund	Credit	Swap contracts	$1,270,618	$1,996,619
	Interest rate	Futures contracts	(955,793)	374,132
	Currency	Forward contracts	(2,515,014)	(2,376,474)
	Total		$(2,200,189)	$(5,723)
Unconstrained Bond Fund	Credit	Written options	$594,886	$—
	Credit	Swap contracts	2,185,092	3,283,165
	Inflation, interest rate & currency	Swap contracts	—	(2,683,372)
	Interest rate	Futures contracts	(13,193,417)	6,357,831
	Currency	Forward contracts	(14,313,202)	(987,114)
	Total		$(24,726,641)	$5,970,510

Restricted cash consists of cash that has been segregated to cover the fund’s collateral or margin obligations for derivatives transactions including but not limited to currency forwards, single name credit default swaps and/or TBAs. It is separately reported on the Statement of Assets and Liabilities as Segregated Cash. See derivatives table above for detail of derivatives transactions held as of the end of the reporting period. Refer to note 2 for additional information regarding investments in derivatives and TBAs.
NOTE 7 – SECURITIES LENDING
To earn additional income, each fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the funds would be subject to on the dividend. Securities loans involve some risk.There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which

112

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
Each security on loan as of the date of this report is footnoted on each fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.” Due to the absence of a master netting agreement related to the funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities.
NOTE 8 – LINE OF CREDIT
As of June 30, 2026, the Trust has a secured line of credit of up to $350,000,000 with
U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each fund, except International Stock Fund, Mid Cap Value Fund, and Real Income Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. Mid Cap Value Fund and Real Income Fund may borrow up to 5.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of June 30, 2026 was 5.75% (prime rate of 6.75% minus 1.00%). The following table shows the details of the funds’ borrowing activity during the period ended June 30, 2026. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Small Cap Value Fund	$ 2,788,000	$52,475	$1,517	5.75%
Capital Appreciation Fund	1,520,000	25,193	728	5.75
Mid Cap Growth Fund	7,263,000	150,834	4,361	5.75
Eagle Small Cap Growth Fund	1,974,000	11,630	336	5.75
Small Cap Fund	113,000	2,099	61	5.75
Real Income Fund	2,885,000	49,448	1,430	5.75
Reams Core Plus Bond	1,761,000	9,729	281	5.75

As of June 30, 2026, none of the funds had outstanding borrowings under the line of credit.
NOTE 9 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The funds’ president and principal executive officer, and the funds’ treasurer and principal financial and accounting officer, together serve as the CODM. Each fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

113

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The funds’ revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the funds, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares each fund’s performance to its benchmark index and evaluates the positioning of each fund in relation to its investment objective. The measure of segment assets is net assets of the funds which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 10 – SUBSEQUENT EVENTS
Following the close of business on July 31, 2026 the Carillon ClariVest Capital Appreciation Fund (“Fund”) was reorganized (the “Conversion”) from a mutual fund to an ETF, the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”). The Capital Appreciation ETF began trading on Monday, August 3, 2026 on the NYSE Arca, Inc. under ticker symbol RJCA. In connection with the Conversion, which was designed to be tax-free to Fund shareholders, there was no change to the Fund’s investment objective and the Fund’s principal investment strategies and principal risks remained substantially similar. In advance of the Conversion, Tidal Investments LLC (“Tidal”) was added as a subadvisor to the Fund effective July 1, 2026, and the Fund’s Class A, C and R-6 shares were consolidated into the Fund’s Class I shares following the close of business on July 10, 2026. The Capital Appreciation ETF is advised by Carillon Tower Advisers, Inc., and subadvised by ClariVest Asset Management LLC and Tidal, which also served as the investment adviser and subadvisers, respectively, for the Fund prior to the Conversion.
The funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. The Manager has evaluated the funds’ related events and transactions that occurred through the date of issuance of the funds’ financial statements. There were no other events or transactions that materially impacted the amounts or disclosures in the funds’ financial statements.

114

Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
The Board of Trustees of the Trust called two special joint meetings of shareholders of each of the Mutual Funds (each a “fund” and collectively the “funds”) of the Trust, which were held on April 24, 2026. The first special joint meeting (“Meeting 1”) was called for the purpose of approving a proposal to elect seven (7) trustees (“Trustees”) to the Board of Trustees of the Trust (“Proposal 1”). The second special joint meeting (“Meeting 2”) was called for the purpose of approving amendments to each fund’s fundamental investment policies, with respect to: (1) issuing senior securities; (2) borrowing; (3) commodities; (4) industry concentration; (5) diversification; (6) loans; (7) real estate; and (8) underwriting (collectively, “Proposal 2”).
Meeting 1
Proposal 1 required a vote of a plurality of the shares voted at Meeting 1. Shareholders of the Trust, which includes shareholders of the funds and the exchange-traded fund series of the Trust which are not reflected in this report, approved Proposal 1. The number of shares voted in favor of each Trustee, and the number of shares withheld with respect to each Trustee, are set forth below. There were no abstentions or broker non-votes with respect to Proposal 1:

Trustee	Elected at Meeting	Number of Shares in Favor	Number of Shares Withheld
Camille Alexander	X	389,837,396	11,139,440
John Carter	X	389,424,500	11,552,336
Liana Marante	X	389,405,005	11,571,831
Arvind Rajan	X	389,700,651	11,276,185
Christopher Staples	X	389,613,107	11,363,730
Deborah L. Talbot	X	389,479,928	11,496,909
Scott Weiner	X	389,681,862	11,294,974

In addition to the Trustees set forth above, Jerry A. Webman, PhD, served as Trustee until his retirement immediately following the Trustees’ meetings on May 20-21, 2026.
Meeting 2
Proposal 2 required a vote of a “majority of the outstanding voting securities” of each fund, as defined in the Investment Company Act of 1940, as amended, which is the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities, whichever is the less; both effectively require the presence at the meeting of more than 50% of the outstanding voting securities (a “1940 Act Majority”).
At Meeting 2 on April 24, 2026, Shareholders of the Carillon Chartwell Mid Cap Value Fund, a series of the Trust, approved Proposal 2. The results of the shareholder vote with respect to the Carillon Chartwell Mid Cap Value Fund are set forth below. There were no broker non-votes with respect to Proposal 2:

Fundamental Investment Policy Amended	Number of Shares in Favor	Number of Shares Against	Number of Shares that Abstained
Issuing Senior Securities	1,026,244	0	7,616
Borrowing	1,026,244	0	7,616
Commodities	1,026,244	0	7,616
Industry Concentration	1,026,244	0	7,616

115

Additional Information(Continued)

Fundamental Investment Policy Amended	Number of Shares in Favor	Number of Shares Against	Number of Shares that Abstained
Diversification	1,026,244	0	7,616
Loans	1,026,244	0	7,616
Real Estate	1,026,244	0	7,616
Underwriting	1,026,244	0	7,616

At Meeting 2, there was for no other fund present or represented by proxy both: (i) a quorum as required under the Trust’s governing documents for the transaction of business at the meeting, and (ii) a 1940 Act Majority. For the Carillon ClariVest Capital Appreciation Fund, Proposal 2 was not submitted to a vote and Meeting 2 ended without action being taken on Proposal 2.
For the funds other than the Carillon Chartwell Mid Cap Value Fund and the Carillon ClariVest Capital Appreciation Fund, Meeting 2 was adjourned to May 22, 2026. With a quorum and/or a 1940 Act Majority not being present for those funds on either date, Proposal 2 was not submitted to a vote for those funds and Meeting 2 ended without action being taken on Proposal 2 by those funds.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Subadvisory Agreement with Tidal Investments, LLC
Overview. At a meeting held on February 12-13, 2026 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved on behalf of the Carillon ClariVest Capital Appreciation Fund (the “Fund”) a trading services subadvisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and Tidal Investments LLC (“Tidal” or “Subadviser”) pursuant to which Tidal will serve as a subadviser to the Fund (the “Agreement”) in advance of the reorganization (“Conversion”) of the Fund into the RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF”).
Prior to the Meeting, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon and the Subadviser with respect to the Capital Appreciation ETF to assist the Board in determining whether to approve the Agreement. The Board also considered information that previously had been provided to the Board in connection with the Board’s considerations of the approval of the trading services subadvisory agreement between Carillon and Tidal with respect to certain of the exchange-traded fund series of the Trust (the “ETFs”). At the Meeting, the Board met with representatives of Carillon and posed questions regarding certain key aspects of the materials submitted in support of the approval.
Legal counsel to the Independent Trustees provided the Board with a memorandum regarding the Board’s responsibilities pertaining to the approval of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
With respect to the approval of the Agreement, the Board took into consideration various factors, including, as applicable: (1) the nature, extent and quality of services to be provided to the Fund; (2) the investment performance of the Fund; (3) the estimated costs to be incurred by Tidal and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Tidal, as applicable, with respect to the Fund, the ETFs, and other clients; and (6) any benefits derived by Tidal from its relationship with the Fund.

116

Additional Information(Continued)
Provided below is a discussion of the factors the Board considered at its Meeting to form the basis of its approval of the Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered information regarding the Subadviser’s principal business activities, financial condition and overall capabilities to perform the services under the Agreement. The Board considered that Tidal would provide services with respect to the trading of the Fund’s portfolio securities, as requested by Carillon Tower in advance of the Conversion. The Board also considered that Tidal would be responsible for placing all orders for the purchase and sale of securities and other investments for the Capital Appreciation ETF following the Conversion. The Board also considered, as applicable: (1) information regarding the Subadviser personnel who will be responsible for providing services to the Fund and the Capital Appreciation ETF; (2) Tidal’s certifications as to the adequacy of its compliance program; (3) the financial information provided by the Subadviser; and (4) Carillon’s recommendation of the Subadviser. Based on this information, the Board concluded that the nature, extent and quality of the services to be provided by the Subadviser were appropriate for the Fund, and, thus, supported a decision to approve the Agreement.
Investment Performance. The Board considered that, in light of the services to be provided by Tidal, the historical performance record of the Fund was not relevant to its consideration of the Agreement.
Fees and Expenses. The Board considered the proposed subadvisory fee rate payable by Carillon to the Subadviser. The Board also considered the fee rates charged by Tidal to other accounts to which Tidal provides similar services, and representations regarding the reasons for such different fees. After evaluating this information, the Board concluded that the proposed subadvisory fee rate under the Agreement was reasonable in light of the services to be provided to the Fund.
Costs, Profitability and Economies of Scale. In analyzing the cost of services and profitability of Tidal, the Board considered the estimated revenues to be earned and the expenses to be incurred by Tidal in providing services to the Capital Appreciation ETF, and that this information would be similar for the Fund for the limited time that the Subadviser would provide services to the Fund in advance of the Conversion.
The Board considered that the Fund may benefit from economies of scale in the future as the Fund grows. The Board also considered the arm’s-length nature of the relationship between Carillon and Tidal with respect to the negotiation of the fee rate. Based on this information, the Board concluded that the estimated costs to be incurred by Tidal and the resulting profits or losses, as well as the potential for the Fund to benefit from economies of scale, supported the approval of the Agreement.
Benefits. The Board considered other benefits that may be realized by Tidal from its relationship with the Fund. The Board considered that the Subadviser’s relationship with the Fund may provide increased market exposure and the opportunity to expand its product line and attract additional assets. Based on the foregoing information, the Board concluded that the potential benefits accruing to Tidal by virtue of its relationship with the Fund appeared to be fair and reasonable.
Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Fund that: (1) the fees proposed to be paid to Tidal under the Agreement are fair and reasonable; and (2) the Fund and its shareholders would benefit from Tidal’s services to the Fund, and approved the Agreement.
Approval of Investment Advisory Agreement with Carillon Tower Advisers, Inc. and Subadvisory Agreement with ClariVest Asset Management LLC
Overview. At a meeting held on February 12-13, 2026 (the “Meeting”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved (1) an investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust, on behalf of the RJ ClariVest Capital Appreciation ETF (the “Capital Appreciation ETF”) (“Advisory Agreement”); (2) an investment subadvisory agreement

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Additional Information(Continued)
between Carillon and ClariVest Asset Management LLC (“ClariVest”) pursuant to which ClariVest will serve as a subadviser to the Capital Appreciation ETF (“ClariVest Subadvisory Agreement”); and (3) a trading services subadvisory agreement between Carillon and Tidal Investments, LLC (“Tidal”) pursuant to which Tidal will serve as a subadviser to the Capital Appreciation ETF (“Tidal Subadvisory Agreement”). The Advisory Agreement, ClariVest Subadvisory Agreement and Tidal Subadvisory Agreement are collectively referred to herein as the “Agreements.” ClariVest and Tidal are collectively referred to herein as the “Subadvisers.”
Prior to the Meeting, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon, ClariVest and Tidal, to assist the Board in determining whether to approve the Agreements. The Board also considered information that had been provided to the Board in connection with the Board’s considerations of the renewal of the investment advisory agreement between Carillon and the Trust, with respect to mutual fund series of the Trust (collectively, the “Mutual Funds”) and the subadvisory agreement between Carillon and ClariVest with respect to certain of the Mutual Funds. Additionally, the Board took into consideration the information that had been provided in connection with its consideration and approval of the investment advisory agreement between Carillon and the Trust with respect to the exchange-traded fund series of the Trust (“ETFs”) and the subadvisory agreement between Carillon and Tidal with respect to certain of the ETFs. At the Meeting, the Board met with representatives of Carillon and ClariVest and posed questions regarding certain key aspects of the materials submitted in support of the approvals and engaged in discussions regarding the proposed reorganization of the Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) into the Capital Appreciation ETF (the “Conversion”).
Legal counsel to the Independent Trustees provided the Board with a memorandum regarding the Board’s responsibilities pertaining to the approval of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
With respect to the approval of the Agreements, the Board took into consideration various factors, including, as applicable: (1) the nature, extent and quality of services to be provided to the Capital Appreciation ETF; (2) the investment performance of comparable investment accounts managed by ClariVest in the same strategy as the Capital Appreciation ETF or a composite of such accounts (“Comparable Accounts”); (3) the estimated costs to be incurred by Carillon, ClariVest and Tidal and their affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Carillon, ClariVest and Tidal, as applicable, with respect to the Capital Appreciation Fund, the Mutual Funds and the ETFs, as applicable, and other clients; and (6) any benefits derived by Carillon, ClariVest or Tidal from their relationships with the Capital Appreciation ETF.
Provided below is a discussion of the factors the Board considered at its Meeting to form the basis of its approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of the Agreements, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered information regarding the services to be provided by Carillon and the background and experience of the Carillon personnel who would be responsible for overseeing the Capital Appreciation ETF. The Board considered that Carillon would monitor the subadvisory services provided by ClariVest and Tidal, as applicable, and services provided by the Capital Appreciation ETF’s other service providers, and considered the similarities and differences between the services that Carillon would provide to the Capital Appreciation ETF as compared to the Mutual Funds and ETFs, as applicable. The Board also took into consideration that Carillon would be responsible for oversight of compliance with the Capital Appreciation ETF’s investment objectives and policies, review of brokerage matters, oversight of the Capital Appreciation ETF’s compliance with applicable law and implementation of Board directives as they relate to the Capital Appreciation ETF. Additionally, the Board considered that Carillon would provide certain administration services to the Capital Appreciation ETF.

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The Board considered information regarding each Subadviser’s principal business activities, financial condition and overall capabilities to perform the services under the applicable Agreement. The Board considered that ClariVest would be responsible for making investment decisions on behalf of the Capital Appreciation ETF. The Board considered that Tidal would be responsible for placing all orders for the purchase and sale of securities and other investments for the Capital Appreciation ETF. The Board also considered that Tidal would provide additional capital markets services to the Capital Appreciation ETF pursuant to a separate agreement. In addition, the Board considered, as applicable: (1) information regarding the Subadviser personnel who will be responsible for providing services to the Capital Appreciation ETF; (2) certifications as to the adequacy of the compliance programs of Carillon and each Subadviser; (3) other related information provided by Carillon and the Subadvisers; and (4) Carillon’s recommendation of the Subadvisers. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Carillon and the Subadvisers were appropriate for the Capital Appreciation ETF, as applicable, and, thus, supported a decision to approve the Agreements.
Investment Performance. The Board considered that the Capital Appreciation ETF is new and, therefore, does not yet have historical performance for the Board to review. The Board also considered the historical performance record of the Class I shares of the Capital Appreciation Fund and the Comparable Accounts relative to the performance of a benchmark index and the Capital Appreciation Fund’s Morningstar, Inc. category (“Morningstar Category”) as well as a refined group of peer funds within the Morningstar Category (“Morningstar Peer Group”) for one-year, three-year, five-year and ten-year periods. Additionally, the Board considered Carillon’s explanations regarding the underperformance of the Class I shares of the Capital Appreciation Fund relative to the ClariVest Large Growth Institutional Composite for the one-, three-, five- and ten-year periods and the outperformance of the Capital Appreciation Fund relative to the benchmark index for the one-, three- and five-year periods and the Morningstar Category and Morningstar Peer Group for all relevant periods. Based on this information, the Board concluded that the historical investment performance record of the Capital Appreciation Fund and the Comparable Accounts supported approval of the applicable Agreement.
Fees and Expenses. The Board considered the proposed unitary advisory fee rate payable by the Capital Appreciation ETF to Carillon under the Advisory Agreement, the proposed subadvisory fee rates payable by Carillon to each Subadviser and the Capital Appreciation ETF’s projected total and net expense ratios. The Board also considered the advisory and subadvisory fee rate paid to Carillon and ClariVest by the Capital Appreciation Fund, the advisory fee rate paid to ClariVest for the Comparable Accounts and representations regarding the differences in services to be provided to the Capital Appreciation ETF and those provided to the Comparable Accounts. The Board also considered the fee rates charged by Tidal to other accounts to which Tidal provides similar services, and representations regarding the reasons for such different fees.
In addition, the Board took into consideration comparisons of the Capital Appreciation ETF’s net expense ratio and total management fee to the average net expense ratio and total management fees of the Capital Appreciation ETF’s Morningstar Peer Group based on data for the period ended December 31, 2025. The Board also considered that Carillon has undertaken contractual expense limitations with respect to the Capital Appreciation ETF. The Board considered that the Capital Appreciation ETF’s net expense ratio and total management fee were generally in line with the average of its Morningstar Peer Group. After evaluating this information, the Board concluded that the proposed advisory and subadvisory fee rates under the Agreements were reasonable in light of the services to be provided to the Capital Appreciation ETF.
Costs, Profitability and Economies of Scale. In analyzing the cost of services and profitability of Carillon, ClariVest and Tidal, the Board considered the estimated revenues to be earned and the expenses to be incurred by Carillon, ClariVest and Tidal. The Board also took into consideration the subadvisory fee rate that Carillon will pay to each Subadviser and that Carillon will retain a portion of the unitary management fee as compensation for serving as administrator. The Board considered Carillon’s representation that it expected to earn a profit on the Capital Appreciation ETF based on the expenses of the Capital Appreciation ETF for the 12-month period following the Conversion. In addition, the Board considered that ClariVest is a wholly-owned subsidiary of Carillon, and Tidal is not.

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The Board considered that Carillon’s advisory fee rate for the Capital Appreciation ETF includes a breakpoint, which is a reduction of the applicable fee rate as assets increase. The Board also considered that the Capital Appreciation ETF may benefit from economies of scale in the future as the Capital Appreciation ETF grows. The Board further considered the arm’s-length nature of the relationship between Carillon and Tidal with respect to the negotiation of the fee rate. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, ClariVest and Tidal and the resulting profits or losses, as well as the potential for the Capital Appreciation ETF to benefit from economies of scale, supported the approval of the Agreements.
Benefits. The Board considered other benefits that may be realized by Carillon, ClariVest and Tidal from their relationships with the Capital Appreciation ETF. The Board considered that Carillon’s and the Subadvisers’ relationships with the Capital Appreciation ETF may provide each with increased market exposure and the opportunity to expand their product lines and attract additional assets. Based on the foregoing information, the Board concluded that the potential benefits accruing to Carillon, ClariVest and Tidal by virtue of their relationships with the Capital Appreciation ETF appear to be fair and reasonable.
Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Capital Appreciation ETF that: (1) the fees proposed to be paid to Carillon, ClariVest and Tidal under the Agreements are fair and reasonable; and (2) the Capital Appreciation ETF and its shareholders would benefit from Carillon, ClariVest’s and Tidal’s services to the Capital Appreciation ETF, and approved the Agreements.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

This information is disclosed in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Companies

This information is disclosed in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is disclosed in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.
(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Trust.

Item 19. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to the Trust.

(a)(3) The certifications required by Rule 30a-2(a) under the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable to the Trust.

(a)(5) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date: August 28, 2026	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: August 28, 2026	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: August 28, 2026	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer